UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jason A. Schwarz, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-451-3051

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1.   Schedule of Investments

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.1%††
Consumer Discretionary — 19.3%
17,367	Amazon.com, Inc.†	$8,889,994
2,660	AutoNation, Inc.†	154,759
350	AutoZone, Inc.†(a)	253,340
670	Bed Bath & Beyond, Inc.†	38,203
2,220	Brinker International, Inc.(a)	116,927
370	Chipotle Mexican Grill, Inc., Class A†	266,493
1,100	Choice Hotels International, Inc.(a)	52,415
13,316	Comcast Corp., Class A	757,414
3,410	Comcast Corp., Class A(a)	195,188
1,141	Darden Restaurants, Inc.(a)	78,204
26,725	Delphi Automotive PLC(a)	2,032,169
1,157	Dollar General Corp.	83,813
3,647	Domino's Pizza, Inc.(a)	393,548
3,470	Dunkin' Brands Group, Inc.(a)	170,030
1,597	Expedia, Inc.(a)	187,935
3,070	Gap, Inc. (The)(a)	87,495
14,130	Gentex Corp.	219,015
4,934	Genuine Parts Co.(a)	408,979
880	GNC Holdings, Inc., Class A(a)	35,570
840	Hanesbrands, Inc.(a)	24,310
12,079	Home Depot, Inc. (The)	1,395,004
6,253	Jarden Corp.†	305,647
258	John Wiley & Sons, Inc., Class A(a)	12,908
1,670	Kohl's Corp.(a)	77,338
1,680	L Brands, Inc.	151,418
1,910	Lear Corp.	207,770
700	Leggett & Platt, Inc.	28,875
15,775	Liberty Interactive Corp., Class A†	413,778
692	Liberty Ventures, Ser A†	27,922
29,504	Lowe's Cos., Inc.	2,033,416
2,510	Macy's, Inc.	128,813
2,041	Madison Square Garden Co. (The), Class A†(a)	147,238
100	Mohawk Industries, Inc.†	18,179
910	Netflix, Inc.†(a)	93,967
16,304	NIKE, Inc., Class B	2,004,903
334	NVR, Inc.†(a)	509,423
5,096	Omnicom Group, Inc.(a)	335,826
9,950	O'Reilly Automotive, Inc.†	2,487,500
2,525	Priceline Group, Inc.†	3,123,071
1,790	Ross Stores, Inc.	86,761
414	Scripps Networks Interactive, Inc., Class A(a)	20,365
5,563	Service Corp. International(a)	150,757
4,290	ServiceMaster Global Holdings, Inc.†	143,930
470	Six Flags Entertainment Corp.(a)	21,517
1,494	Skechers U.S.A., Inc., Class A†(a)	200,315
8,872	Staples, Inc.(a)	104,069
73,625	Starbucks Corp.	4,184,845
7,550	Starz†(a)	281,917
1,330	Target Corp.	104,618
3,396	Time Warner Cable, Inc., Class A	609,140
5,495	TJX Cos., Inc.	392,453
28,750	Tractor Supply Co.(a)	2,424,200
17,245	Ulta Salon Cosmetics & Fragrance, Inc.†	2,816,971
811	Under Armour, Inc., Class A†(a)	78,488
5,279	Walt Disney Co. (The)	539,514
1,112	Whirlpool Corp.	163,753
860	Williams-Sonoma, Inc.	65,661
4,110	Wyndham Worldwide Corp.(a)	295,509

Shares		Value
Consumer Discretionary — (continued)
24,291	Yum! Brands, Inc.	$1,942,065
		42,575,645
Consumer Staples — 12.1%
14,527	Altria Group, Inc.	790,269
1,485	Archer-Daniels-Midland Co.	61,553
2,653	Campbell Soup Co.	134,454
5,000	Church & Dwight Co., Inc.(a)	419,500
750	Clorox Co. (The)	86,648
86,682	Coca-Cola Co. (The)	3,477,682
4,425	Coca-Cola Enterprises, Inc.	213,949
1,050	Colgate-Palmolive Co.	66,633
399	ConAgra Foods, Inc.	16,163
4,050	Constellation Brands, Inc., Class A	507,100
17,270	Costco Wholesale Corp.(a)	2,496,724
5,408	Coty, Inc., Class A(a)	146,341
9,371	CVS Health Corp.	904,114
234,643	Danone SA ADR	2,956,502
1,730	Dr. Pepper Snapple Group, Inc.	136,757
2,960	General Mills, Inc.(a)	166,145
910	Hershey Co. (The)(a)	83,611
1,095	Hormel Foods Corp.(a)	69,324
375	JM Smucker Co. (The)(a)	42,784
790	Kellogg Co.	52,574
200	Kimberly-Clark Corp.	21,808
825	Kraft Heinz Co.	58,229
25,560	Kroger Co. (The)	921,949
45,989	Monster Beverage Corp.†(a)	6,214,953
9,323	PepsiCo, Inc.	879,159
34,901	Procter & Gamble Co. (The)	2,510,778
7,680	Reynolds American, Inc.(a)	339,993
6,280	Rite Aid Corp.†(a)	38,119
40,642	SABMiller PLC ADR	2,327,161
200	Spectrum Brands Holdings, Inc.(a)	18,302
3,179	Sysco Corp.(a)	123,886
750	Tyson Foods, Inc., Class A(a)	32,325
10,965	WhiteWave Foods Co., Class A†(a)	440,245
		26,755,734
Energy — 1.0%
1,246	Marathon Petroleum Corp.	57,727
29,819	Schlumberger, Ltd.	2,056,616
1,690	Tesoro Corp.	164,336
		2,278,679
Financials — 5.7%
10,025	Affiliated Managers Group, Inc.†	1,714,175
7,730	Allied World Assurance Co. Holdings AG	295,054
12,265	American Express Co.	909,205
1,700	Ameriprise Financial, Inc.	185,521
5,453	Aon PLC	483,190
3,210	Brown & Brown, Inc.(a)	99,414
8,518	CBOE Holdings, Inc.	571,387
74,025	Charles Schwab Corp. (The)	2,114,154
920	Crown Castle International Corp.(b)	72,560
2,365	Equity Lifestyle Properties, Inc.	138,518
11,585	Erie Indemnity Co., Class A	960,860
2,524	Extra Space Storage, Inc.	194,752
5,298	Greenhill & Co., Inc.	150,834
881	Hanover Insurance Group, Inc. (The)	68,454
230	Howard Hughes Corp. (The)†(a)	26,390
1,165	Jones Lang LaSalle, Inc.	167,492
1,629	Lamar Advertising Co., Class A(a) (b)	85,001
4,076	Legg Mason, Inc.	169,602
1,530	Marsh & McLennan Cos., Inc.(a)	79,897
5,236	McGraw Hill Financial, Inc.	452,914

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
9,250	Plum Creek Timber Co., Inc.(a) (b)	$365,468
2,720	Post Properties, Inc.(b)	158,549
54,747	SEI Investments Co.	2,640,448
836	Simon Property Group, Inc.(b)	153,590
15,090	SLM Corp.†(a)	111,666
3,865	Validus Holdings, Ltd.	174,195
2,467	Weyerhaeuser Co.(b)	67,448
		12,610,738
Health Care — 17.3%
5,732	Abbott Laboratories	230,541
8,300	AbbVie, Inc.(a)	451,603
4,170	Acadia Healthcare Co., Inc.†(a)	276,346
13,450	Alexion Pharmaceuticals, Inc.†	2,103,445
440	Allergan PLC†	119,596
3,636	AmerisourceBergen Corp., Class A	345,384
18,694	Amgen, Inc.	2,585,754
940	Anthem, Inc.(a)	131,600
257	Baxalta, Inc.	8,098
1,249	Becton Dickinson and Co.(a)	165,692
890	BioMarin Pharmaceutical, Inc.†	93,735
3,837	Boston Scientific Corp.†	62,965
9,874	Bristol-Myers Squibb Co.	584,541
497	C.R. Bard, Inc.	92,596
4,293	Cardinal Health, Inc.	329,788
34,878	Celgene Corp.†	3,772,753
37,386	Centene Corp.†(a)	2,027,443
36,745	Cerner Corp.†(a)	2,203,230
2,950	Cigna Corp.	398,309
1,724	DaVita HealthCare Partners, Inc.†(a)	124,697
640	DexCom, Inc.†	54,951
11,925	Edwards Lifesciences Corp.†	1,695,377
865	Endo International PLC†	59,927
10,884	Express Scripts Holding Co.†(a)	881,169
38,345	Gilead Sciences, Inc.	3,765,096
4,429	HCA Holdings, Inc.†	342,627
26,638	Hologic, Inc.†	1,042,345
25,500	IDEXX Laboratories, Inc.†	1,893,375
1,553	Illumina, Inc.†(a)	273,049
1,244	Incyte Corp., Ltd.†	137,250
1,319	Johnson & Johnson	123,129
3,694	Laboratory Corp. of America Holdings†	400,688
2,484	McKesson Corp.	459,615
2,010	MEDNAX, Inc.†	154,348
20,408	Merck & Co., Inc.	1,007,951
482	Mettler-Toledo International, Inc.†(a)	137,245
857	Mylan NV†(a)	34,503
25,314	Novartis AG ADR	2,326,863
52,981	Novo Nordisk ADR	2,873,689
2,144	PerkinElmer, Inc.(a)	98,538
8,795	Premier, Inc., Class A†(a)	302,284
3,200	Quest Diagnostics, Inc.(a)	196,704
470	Regeneron Pharmaceuticals, Inc.†	218,616
300	United Therapeutics Corp.†(a)	39,372
5,040	UnitedHealth Group, Inc.(a)	584,690
200	Universal Health Services, Inc., Class B	24,962
24,514	Varian Medical Systems, Inc.†	1,808,643
2,260	VCA, Inc.†	118,989
1,530	Veeva Systems, Inc., Class A†(a)	35,817
11,578	Zimmer Biomet Holdings, Inc.	1,087,522
		38,287,450
Industrials — 6.3%
3,947	3M Co.(a)	559,566
4,590	Alaska Air Group, Inc.	364,676

Shares		Value
Industrials — (continued)
3,215	AO Smith Corp.(a)	$209,586
4,286	Boeing Co. (The)	561,252
15,800	Canadian Pacific Railway, Ltd.	2,268,406
1,900	Cintas Corp.(a)	162,925
5,170	Delta Air Lines, Inc.	231,978
51,805	Expeditors International of Washington, Inc.	2,437,425
1,100	FedEx Corp.	158,378
5,167	Honeywell International, Inc.	489,263
1,613	Huntington Ingalls Industries, Inc.	172,833
4,342	JetBlue Airways Corp.†	111,893
4,115	Landstar System, Inc.(a)	261,179
5,172	Lockheed Martin Corp.(a)	1,072,207
1,730	Northrop Grumman Corp.(a)	287,094
3,691	Robert Half International, Inc.(a)	188,832
13,383	Rollins, Inc.	359,601
8,480	Southwest Airlines Co.	322,579
5,795	Spirit AeroSystems Holdings, Inc., Class A†	280,130
2,640	Stericycle, Inc.†(a)	367,778
3,155	Toro Co. (The)	222,554
860	TransDigm Group, Inc.†	182,673
24,126	United Parcel Service, Inc., Class B	2,380,995
2,470	Verisk Analytics, Inc., Class A†	182,558
635	Waste Management, Inc.(a)	31,629
		13,867,990
Information Technology — 34.7%
3,374	Accenture PLC, Class A(a)	331,529
37,975	Adobe Systems, Inc.†	3,122,305
42,310	Alibaba Group Holding, Ltd. ADR†	2,495,021
5,887	Analog Devices, Inc.	332,086
68,254	Apple, Inc.	7,528,416
38,265	ARM Holdings PLC ADR	1,654,961
38,495	Autodesk, Inc.†	1,699,169
11,373	Automatic Data Processing, Inc.	913,934
9,840	Booz Allen Hamilton Holding Corp., Class A(a)	257,907
912	CDK Global, Inc.	43,575
154,410	Cisco Systems, Inc.	4,053,263
2,394	Citrix Systems, Inc.†	165,856
671	CommScope Holding Co., Inc.†	20,150
4,470	Computer Sciences Corp.(a)	274,369
1,210	DST Systems, Inc.(a)	127,219
41,820	Electronic Arts, Inc.†	2,833,305
101,710	Facebook, Inc., Class A†	9,143,729
10,438	FactSet Research Systems, Inc.	1,668,097
1,587	Fidelity National Information Services, Inc.	106,456
1,720	Fiserv, Inc.†(a)	148,969
830	FleetCor Technologies, Inc.†	114,225
40,925	Fortinet, Inc.†(a)	1,738,494
790	Freescale Semiconductor, Ltd.†	28,898
7,091	Global Payments, Inc.	813,551
10,151	Google, Inc., Class C†	6,176,071
6,780	Google, Inc., Class A†	4,328,149
1,056	Intuit, Inc.(a)	93,720
880	Jack Henry & Associates, Inc.(a)	61,257
9,140	Juniper Networks, Inc.	234,989
1,999	Keysight Technologies, Inc.†	61,649
730	Lam Research Corp.(a)	47,691
6,035	MasterCard, Inc., Class A	543,874
52,850	Microsoft Corp.	2,339,141
3,101	Motorola Solutions, Inc.(a)	212,046
680	NetSuite, Inc.†(a)	57,052

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
25,475	NXP Semiconductor NV†(a)	$2,218,108
97,694	Oracle Corp.	3,528,707
1,240	Palo Alto Networks, Inc.†	213,280
3,940	Paychex, Inc.(a)	187,662
50,400	QUALCOMM, Inc.	2,707,992
23,550	Salesforce.com, Inc.†	1,635,077
930	ServiceNow, Inc.†(a)	64,588
28,085	Skyworks Solutions, Inc.	2,365,038
1,990	Splunk, Inc.†(a)	110,147
3,915	Symantec Corp.	76,225
1,040	Tableau Software, Inc., Class A†(a)	82,971
3,880	Texas Instruments, Inc.(a)	192,138
1,310	Total System Services, Inc.(a)	59,513
10,595	Vantiv, Inc., Class A†	475,927
120,331	Visa, Inc., Class A(a)	8,382,258
23,883	Western Union Co. (The)(a)	438,492
18,153	Xerox Corp.	176,629
		76,685,875
Materials — 2.1%
4,598	Air Products & Chemicals, Inc.	586,613
2,910	Ashland, Inc.	292,804
4,492	Ball Corp.(a)	279,402
619	Chemours Co.(a)	4,005
1,267	Compass Minerals International, Inc.	99,295
4,259	Crown Holdings, Inc.†	194,849
3,180	International Paper Co.(a)	120,172
1,680	PPG Industries, Inc.	147,319
11,340	Sherwin-Williams Co. (The)	2,526,325
320	Valspar Corp.(a)	23,002
1,284	Vulcan Materials Co.(a)	114,533
2,520	WR Grace & Co.†	234,486
		4,622,805
Telecommunication Services — 0.6%
10,086	AT&T, Inc.	328,602
471	SBA Communications Corp., Class A†	49,333
23,613	Verizon Communications, Inc.(a)	1,027,401
		1,405,336
Total Common Stock
(Cost $174,198,142)		219,090,252

SHORT-TERM INVESTMENTS (C) — 22.6%
1,486,272	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.001%	1,486,272
48,327,138	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.001% (d)	48,327,138

Total Short-Term Investments
(Cost $49,813,410)		49,813,410
Total Investments — 121.7%
(Cost $224,011,552)‡		268,903,662
Other Assets & Liabilities, Net — (21.7)%		(47,900,525)
NET ASSETS — 100.0%		$221,003,137

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at September 30, 2015. The total market value of securities on loan at September 30, 2015 was $32,752,577.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2015.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2015 was $48,327,138.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $1,191,165. The Portfolio had additional collateral at period end in excess of the market value of securities on loan.

‡	At September 30, 2015, the tax basis cost of the Portfolio's investments was $224,011,552, and the unrealized appreciation and depreciation were $49,301,938 and $(4,409,828), respectively.

ADR — American Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company
Ser — Series

As of September 30, 2015, all of the Portfolio’s investments in securities were considered Level 1. For the period ended September 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 97.8%††
Consumer Discretionary — 19.3%
100	1-800-Flowers.com, Inc., Class A†(a)	$910
470	American Axle & Manufacturing Holdings, Inc.†(a)	9,372
3,520	American Eagle Outfitters, Inc.	55,018
7,014	Asbury Automotive Group, Inc.†	569,186
70	Big 5 Sporting Goods Corp.(a)	727
1,800	BJ's Restaurants, Inc.†(a)	77,454
685	Bloomin' Brands, Inc.	12,453
220	Blue Nile, Inc.†(a)	7,379
430	Boot Barn Holdings, Inc.†(a)	7,925
3,870	Boyd Gaming Corp.†	63,081
890	Bright Horizons Family Solutions, Inc.†(a)	57,173
1,102	Brunswick Corp.(a)	52,775
370	Buffalo Wild Wings, Inc.†	71,569
790	Build-A-Bear Workshop, Inc., Class A†	14,923
880	Burlington Stores, Inc.†(a)	44,915
445	Caleres, Inc.(a)	13,586
290	Capella Education Co.	14,361
790	Carriage Services, Inc., Class A(a)	17,056
306	Cheesecake Factory, Inc. (The)(a)	16,512
2,350	Chico's FAS, Inc.	36,965
1,060	Columbia Sportswear Co.	62,318
919	Cooper Tire & Rubber Co.	36,310
284	Cracker Barrel Old Country Store, Inc.(a)	41,827
1,280	Dave & Buster's Entertainment, Inc.†	48,422
6,825	Denny's Corp.†(a)	75,280
1,540	Diamond Resorts International, Inc.†(a)	36,021
480	DineEquity, Inc.	43,997
142	Domino's Pizza, Inc.	15,323
3,510	Dorman Products, Inc.†(a)	178,624
1,015	Entravision Communications Corp., Class A	6,740
470	EW Scripps Co. (The), Class A(a)	8,305
1,010	Express, Inc.†(a)	18,049
310	Fiesta Restaurant Group, Inc.†(a)	14,065
1,135	Finish Line, Inc. (The), Class A	21,906
360	Five Below, Inc.†(a)	12,089
1,130	Gentherm, Inc.†	50,759
9,440	G-III Apparel Group, Ltd.†(a)	582,070
2,314	Grand Canyon Education, Inc.†(a)	87,909
1,050	Gray Television, Inc.†	13,398
180	Group 1 Automotive, Inc.(a)	15,327
1,100	HSN, Inc.(a)	62,964
1,670	Installed Building Products, Inc.†(a)	42,217
1,445	Jack in the Box, Inc.	111,323
859	Kirkland's, Inc.(a)	18,503
11,318	Krispy Kreme Doughnuts, Inc.†	165,582
1,875	La-Z-Boy, Inc., Class Z(a)	49,800
167	Lithia Motors, Inc., Class A(a)	18,054
1,120	M/I Homes, Inc.†(a)	26,410
1,310	Malibu Boats, Inc., Class A†(a)	18,314
760	MarineMax, Inc.†(a)	10,739
70	Marriott Vacations Worldwide Corp.(a)	4,770
170	Men's Wearhouse, Inc. (The)	7,228
5	Monarch Casino & Resort, Inc.†(a)	90
5,830	Monro Muffler Brake, Inc.(a)	393,816
200	Motorcar Parts of America, Inc.†	6,268
420	National CineMedia, Inc.(a)	5,636
1,330	Nautilus, Inc.†	19,950
1,680	New York Times Co. (The), Class A(a)	19,841

Shares		Value
Consumer Discretionary — (continued)
770	Nexstar Broadcasting Group, Inc., Class A(a)	$36,459
715	Nutrisystem, Inc.(a)	18,962
105	Office Depot, Inc.†(a)	674
516	Papa John's International, Inc.(a)	35,336
1,400	Penn National Gaming, Inc.†(a)	23,492
2,180	Pinnacle Entertainment, Inc.†	73,771
610	Pool Corp.	44,103
8,580	Popeyes Louisiana Kitchen, Inc.†(a)	483,569
494	Red Robin Gourmet Burgers, Inc.†	37,415
600	Restoration Hardware Holdings, Inc.†(a)	55,986
2,203	Ruth's Hospitality Group, Inc.(a)	35,777
2,330	Select Comfort Corp.†(a)	50,980
15,465	Sonic Corp.(a)	354,922
12,850	Steven Madden, Ltd.†(a)	470,567
60	Strayer Education, Inc.†(a)	3,298
1,135	Tenneco, Inc.†(a)	50,814
530	Texas Roadhouse, Inc., Class A(a)	19,716
787	Tower International, Inc.†(a)	18,699
300	Vail Resorts, Inc.	31,404
310	Vitamin Shoppe, Inc.†(a)	10,118
100	Weyco Group, Inc.(a)	2,704
		5,352,350
Consumer Staples — 4.6%
2,199	B&G Foods, Inc., Class A(a)	80,153
3,490	Calavo Growers, Inc.(a)	155,794
99	Coca-Cola Bottling Co. Consolidated(a)	19,145
159	Craft Brew Alliance, Inc.†(a)	1,267
210	Dean Foods Co.	3,469
1,245	Farmer Bros Co.†(a)	33,926
748	Hain Celestial Group, Inc. (The)†(a)	38,597
3,500	J&J Snack Foods Corp.(a)	397,810
1,227	Lancaster Colony Corp.	119,608
1,520	Landec Corp.†	17,739
10	Lifeway Foods, Inc.†(a)	105
340	Medifast, Inc.†(a)	9,132
435	Omega Protein Corp.†(a)	7,382
70	PriceSmart, Inc.(a)	5,414
855	Revlon, Inc., Class A†(a)	25,180
594	Sanderson Farms, Inc.(a)	40,730
454	Spectrum Brands Holdings, Inc.(a)	41,546
3,530	TreeHouse Foods, Inc.†	274,599
368	Vector Group, Ltd.(a)	8,309
120	WD-40 Co.(a)	10,688
		1,290,593
Energy — 2.3%
40	Adams Resources & Energy, Inc.(a)	1,640
480	Delek US Holdings, Inc.	13,296
12,420	Matador Resources Co.†(a)	257,591
10	Panhandle Oil and Gas, Inc., Class A(a)	162
6,160	PDC Energy, Inc.†(a)	326,541
270	Synergy Resources Corp.†(a)	2,646
970	Western Refining, Inc.	42,796
		644,672
Financials — 12.5%
13,529	BancorpSouth, Inc.(a)	321,584
2,440	Bank of the Ozarks, Inc.(a)	106,774
130	BNC Bancorp(a)	2,890
1,090	BofI Holding, Inc.†(a)	140,425
530	Cardinal Financial Corp.	12,195
233	Credit Acceptance Corp.†(a)	45,871
150	Eagle Bancorp, Inc.†	6,825

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
450	Easterly Government Properties, Inc.(a) (b)	$7,178
1,660	Employers Holdings, Inc.	37,001
345	Enterprise Financial Services Corp.(a)	8,684
1,670	Essent Group, Ltd.†	41,500
490	Evercore Partners, Inc., Class A(a)	24,617
632	Federated National Holding Co.(a)	15,181
2,906	FelCor Lodging Trust, Inc.(a) (b)	20,545
740	Fifth Street Asset Management, Inc., Class A(a)	5,528
80	GAMCO Investors, Inc., Class A	4,392
85	Hallmark Financial Services, Inc.†(a)	977
720	HCI Group, Inc.(a)	27,914
3,980	Heritage Insurance Holdings, Inc.†	78,525
418	Home BancShares, Inc.(a)	16,929
510	HomeStreet, Inc.†	11,781
330	LTC Properties, Inc.(b)	14,081
360	Marcus & Millichap, Inc.†	16,556
6,100	MarketAxess Holdings, Inc.(a)	566,568
2,120	Meridian Bancorp, Inc.(a)	28,980
7,193	MGIC Investment Corp.†(a)	66,607
2,030	Moelis & Co., Class A	53,308
1,540	Patriot National, Inc.†(a)	24,378
450	PennyMac Financial Services, Inc., Class A†	7,200
7,272	Pinnacle Financial Partners, Inc.(a)	359,309
502	PRA Group, Inc.†(a)	26,566
15,600	PrivateBancorp, Inc., Class A(a)	597,948
1,415	Pzena Investment Management, Inc., Class A(a)	12,593
230	Regional Management Corp.†	3,565
5,520	South State Corp.	424,322
310	Sovran Self Storage, Inc.(b)	29,233
1,490	Square 1 Financial, Inc., Class A†	38,256
1,802	Strategic Hotels & Resorts, Inc.† (b)	24,850
780	Texas Capital Bancshares, Inc.†(a)	40,888
70	United Fire Group, Inc.(a)	2,454
610	United Insurance Holdings Corp.(a)	8,022
2,324	Universal Insurance Holdings, Inc.(a)	68,651
1,378	Urban Edge Properties(b)	29,751
2,670	Western Alliance Bancorp†(a)	81,996
190	WisdomTree Investments, Inc.(a)	3,065
		3,466,463
Health Care — 23.8%
10	Abaxis, Inc.(a)	440
690	ABIOMED, Inc.†(a)	64,005
360	Acadia Healthcare Co., Inc.†	23,857
100	ACADIA Pharmaceuticals, Inc.†	3,307
210	Acceleron Pharma, Inc.†(a)	5,229
12,290	Aceto Corp.(a)	337,361
490	Achillion Pharmaceuticals, Inc.†(a)	3,386
3,560	Acorda Therapeutics, Inc.†	94,375
170	Addus HomeCare Corp.†	5,295
310	Adeptus Health, Inc., Class A†(a)	25,035
1,700	Affymetrix, Inc.†(a)	14,518
1,000	Agenus, Inc.†(a)	4,600
410	Air Methods Corp.†(a)	13,977
269	Akorn, Inc.†	7,668
270	Alder Biopharmaceuticals, Inc.†	8,845
249	Align Technology, Inc.†(a)	14,133
1,400	AMAG Pharmaceuticals, Inc.†(a)	55,622
670	Amedisys, Inc.†	25,440
1,640	Amicus Therapeutics, Inc.†(a)	22,944
1,390	AMN Healthcare Services, Inc.†	41,714

Shares		Value
Health Care — (continued)
704	Amsurg Corp., Class A†(a)	$54,708
639	Anacor Pharmaceuticals, Inc.†	75,217
860	Anika Therapeutics, Inc.†(a)	27,374
4,370	Array BioPharma, Inc.†(a)	19,927
320	BioSpecifics Technologies Corp.†(a)	13,933
3,480	BioTelemetry, Inc.†	42,595
10	Bluebird Bio, Inc.†(a)	855
10,809	Cambrex Corp.†(a)	428,901
6,195	Cantel Medical Corp.(a)	351,257
190	Celldex Therapeutics, Inc.†(a)	2,003
400	Cempra, Inc.†(a)	11,136
569	Centene Corp.†(a)	30,857
1,448	Cepheid, Inc.†(a)	65,450
450	Chemed Corp.(a)	60,061
680	Chimerix, Inc.†(a)	25,976
304	CorVel Corp.†(a)	9,819
189	CryoLife, Inc.(a)	1,839
40	Cyberonics, Inc.†	2,431
205	DexCom, Inc.†(a)	17,601
1,940	Dyax Corp.†(a)	37,035
4,290	Eagle Pharmaceuticals, Inc.†(a)	317,589
3,827	Emergent BioSolutions, Inc.†(a)	109,031
434	FibroGen, Inc.†	9,513
1,680	Genesis Healthcare, Inc., Class A†(a)	10,298
30	Genomic Health, Inc.†(a)	635
3,840	Globus Medical, Inc., Class A†(a)	79,334
240	Hanger, Inc.†(a)	3,274
2,829	HealthSouth Corp.(a)	108,549
645	HealthStream, Inc.†(a)	14,067
55	Healthways, Inc.†(a)	612
4,540	ICON PLC†	322,204
21,957	IGI Laboratories, Inc.†(a)	143,599
630	Impax Laboratories, Inc.†(a)	22,183
418	INC Research Holdings, Inc., Class A†	16,720
940	Inogen, Inc.†(a)	45,637
1,165	Insmed, Inc.†	21,634
30	Insulet Corp.†(a)	777
260	Insys Therapeutics, Inc.†(a)	7,400
260	Integra LifeSciences Holdings Corp.†(a)	15,483
3,236	Ironwood Pharmaceuticals, Inc., Class A†(a)	33,719
895	Isis Pharmaceuticals, Inc.†(a)	36,176
141	Kindred Healthcare, Inc.	2,221
720	Landauer, Inc.(a)	26,633
4,214	Lannett Co., Inc.†(a)	174,965
190	LDR Holding Corp.†(a)	6,561
880	Ligand Pharmaceuticals, Inc., Class B†(a)	75,372
710	MacroGenics, Inc.†	15,208
120	Magellan Health, Inc.†(a)	6,652
2,380	Masimo Corp.†(a)	91,773
704	MedAssets, Inc.†(a)	14,122
8,250	Medidata Solutions, Inc.†(a)	347,408
600	Molina Healthcare, Inc.†(a)	41,310
1,080	Momenta Pharmaceuticals, Inc.†	17,723
2,134	Natus Medical, Inc.†(a)	84,186
3,820	Neogen Corp.†	171,862
1,470	Neurocrine Biosciences, Inc.†(a)	58,491
3,340	Novavax, Inc.†(a)	23,614
660	NuVasive, Inc.†(a)	31,825
1,305	NxStage Medical, Inc.†(a)	20,580
361	Omnicell, Inc.†(a)	11,227
120	Ophthotech Corp.†(a)	4,862
320	Pacira Pharmaceuticals, Inc.†(a)	13,152
1,394	PAREXEL International Corp.†(a)	86,316

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — (continued)
280	Portola Pharmaceuticals, Inc., Class A†(a)	$11,934
8,302	PRA Health Sciences, Inc.†(a)	322,367
10,939	Prestige Brands Holdings, Inc.†(a)	494,005
5,210	Providence Service Corp. (The)†(a)	227,052
50	PTC Therapeutics, Inc.†	1,335
370	Radius Health, Inc.†(a)	25,645
2,025	Repligen Corp.†(a)	56,396
640	Retrophin, Inc.†(a)	12,966
1,745	Sagent Pharmaceuticals, Inc.†(a)	26,751
1,160	Sangamo BioSciences, Inc.†(a)	6,542
2,013	SciClone Pharmaceuticals, Inc.†	13,970
86	SeaSpine Holdings Corp.†	1,393
5,090	Select Medical Holdings Corp.(a)	54,921
1,204	STERIS Corp.(a)	78,224
860	Sucampo Pharmaceuticals, Inc., Class A†(a)	17,088
15,567	Supernus Pharmaceuticals, Inc.†	218,405
580	SurModics, Inc.†(a)	12,667
1,545	Team Health Holdings, Inc.†	83,476
1,415	Thoratec Corp.†	89,513
1,200	U.S. Physical Therapy, Inc.(a)	53,868
615	Vascular Solutions, Inc.†	19,932
366	WellCare Health Plans, Inc.†	31,542
783	West Pharmaceutical Services, Inc.(a)	42,376
140	Xencor, Inc.†(a)	1,712
280	Zeltiq Aesthetics, Inc.†(a)	8,968
		6,608,271
Industrials — 11.8%
7,450	AAON, Inc.(a)	144,381
11,760	Advanced Drainage Systems, Inc.(a)	340,217
100	Aerojet Rocketdyne Holdings, Inc.†	1,618
10	Allegiant Travel Co., Class A(a)	2,162
260	Altra Industrial Motion Corp.(a)	6,011
3,175	ARC Document Solutions, Inc.†(a)	18,891
40	ArcBest Corp.	1,031
365	Argan, Inc.	12,658
165	Casella Waste Systems, Inc., Class A†(a)	957
10,510	Celadon Group, Inc.(a)	168,370
600	Comfort Systems USA, Inc.	16,356
250	Continental Building Products, Inc.†(a)	5,135
130	Cubic Corp.(a)	5,452
520	Deluxe Corp.	28,985
1,095	Douglas Dynamics, Inc.(a)	21,747
430	Dycom Industries, Inc.†(a)	31,115
5,510	EnerSys, Inc.	295,226
448	Exponent, Inc.(a)	19,963
180	G&K Services, Inc., Class A(a)	11,992
567	Gorman-Rupp Co. (The)(a)	13,591
700	Hawaiian Holdings, Inc.†(a)	17,276
1,296	HEICO Corp.(a)	63,348
205	Herman Miller, Inc.	5,912
160	HNI Corp.(a)	6,864
140	Hyster-Yale Materials Handling, Inc.(a)	8,096
2,750	Insperity, Inc.(a)	120,808
1,315	Interface, Inc., Class A	29,509
659	John Bean Technologies Corp.	25,207
580	Kaman Corp.(a)	20,793
1,675	Knoll, Inc.	36,816
1,945	Matson, Inc.(a)	74,863
210	Matthews International Corp., Class A(a)	10,284
395	Middleby Corp.†(a)	41,550
180	Moog, Inc., Class A†	9,733
128	Mueller Industries, Inc.	3,786
260	Multi-Color Corp.(a)	19,887

Shares		Value
Industrials — (continued)
200	Nortek, Inc.†(a)	$12,662
1,240	On Assignment, Inc.†	45,756
820	Park-Ohio Holdings Corp.(a)	23,665
1,635	Patrick Industries, Inc.†(a)	64,566
740	PGT, Inc.†(a)	9,087
390	PowerSecure International, Inc.†	4,493
6,669	Proto Labs, Inc.†(a)	446,823
8,040	Saia, Inc.†(a)	248,838
255	SP Plus Corp.†(a)	5,903
180	Standex International Corp.(a)	13,563
1,172	Steelcase, Inc., Class A(a)	21,577
324	Swift Transportation Co., Class A†(a)	4,866
410	Teledyne Technologies, Inc.†(a)	37,023
1,107	Tennant Co.	62,191
430	Trex Co., Inc.†(a)	14,332
190	TrueBlue, Inc.†	4,269
13,420	WageWorks, Inc.†(a)	604,974
70	Watsco, Inc.(a)	8,294
180	Watts Water Technologies, Inc., Class A(a)	9,508
		3,282,980
Information Technology — 20.8%
2,512	ACI Worldwide, Inc.†(a)	53,053
100	Advanced Energy Industries, Inc.†	2,630
3,740	Aspen Technology, Inc.†(a)	141,783
2,040	AVG Technologies NV†	44,370
80	Badger Meter, Inc.(a)	4,645
200	Barracuda Networks, Inc.†(a)	3,116
655	Blackbaud, Inc.	36,758
385	BroadSoft, Inc.†(a)	11,535
60	Cabot Microelectronics Corp.†	2,324
120	CACI International, Inc., Class A†	8,876
1,883	CalAmp Corp.†(a)	30,297
966	Callidus Software, Inc.†(a)	16,412
1,941	Cardtronics, Inc.†(a)	63,471
543	Cass Information Systems, Inc.(a)	26,678
449	Cavium, Inc.†(a)	27,555
8,693	CEVA, Inc.†(a)	161,429
2,280	Ciena Corp.†(a)	47,242
590	Cimpress NV†(a)	44,905
2,150	Cirrus Logic, Inc.†(a)	67,747
210	comScore, Inc.†(a)	9,691
620	Constant Contact, Inc.†	15,029
1,150	Cornerstone OnDemand, Inc.†	37,950
16	CoStar Group, Inc.†	2,769
1,022	CSG Systems International, Inc.(a)	31,478
2,030	Diodes, Inc.†(a)	43,381
265	DTS, Inc.†(a)	7,075
3,090	EarthLink Holdings Corp.(a)	24,040
8,693	Ellie Mae, Inc.†(a)	578,693
6,020	Envestnet, Inc.†(a)	180,419
870	EPAM Systems, Inc.†(a)	64,832
1,050	Euronet Worldwide, Inc.†(a)	77,794
360	Fair Isaac Corp.	30,420
220	Gigamon, Inc.†	4,402
320	GrubHub, Inc.†(a)	7,789
160	GTT Communications, Inc.†	3,722
300	Guidewire Software, Inc.†	15,774
554	Hackett Group, Inc. (The)	7,618
859	Immersion Corp.†(a)	9,646
1,910	Infinera Corp.†(a)	37,360
1,290	Infoblox, Inc.†(a)	20,614
2,480	Integrated Device Technology, Inc.†	50,344
879	InterDigital, Inc.	44,477

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
470	Ixia†	$6,810
253	j2 Global, Inc.(a)	17,925
2,075	Lionbridge Technologies, Inc.†(a)	10,251
490	Littelfuse, Inc.(a)	44,664
5,030	LogMeIn, Inc.†(a)	342,845
2,818	Luxoft Holding, Inc., Class A†(a)	178,351
2,210	Manhattan Associates, Inc.†(a)	137,683
11,803	MAXIMUS, Inc.(a)	702,987
529	MaxLinear, Inc., Class A†(a)	6,581
274	Mentor Graphics Corp.	6,749
1,348	Microsemi Corp.†(a)	44,241
600	MTS Systems Corp.(a)	36,066
620	OmniVision Technologies, Inc.†	16,281
1,460	Paycom Software, Inc.†(a)	52,429
70	PDF Solutions, Inc.†	700
530	Pegasystems, Inc.	13,043
995	Perficient, Inc.†(a)	15,353
650	Plantronics, Inc.	33,052
819	Plexus Corp.†(a)	31,597
3,080	PMC - Sierra, Inc.†(a)	20,852
540	Proofpoint, Inc.†(a)	32,573
590	Qlik Technologies, Inc.†(a)	21,505
7,260	Qualys, Inc.†(a)	206,620
18,604	Rambus, Inc.†(a)	219,527
1,200	RealPage, Inc.†	19,944
600	RingCentral, Inc., Class A†(a)	10,890
365	Rofin-Sinar Technologies, Inc.†	9,464
60	Rubicon Project, Inc.†(a)	872
21,150	Ruckus Wireless, Inc.†	251,262
650	ScanSource, Inc.†	23,049
20	Science Applications International Corp.(a)	804
2,444	ShoreTel, Inc.†(a)	18,257
11,920	Silicon Laboratories, Inc.†(a)	495,157
3,380	SPS Commerce, Inc.†(a)	229,468
340	SS&C Technologies Holdings, Inc.	23,814
240	Stamps.com, Inc.†(a)	17,762
145	Super Micro Computer, Inc.†(a)	3,953
494	Synaptics, Inc.†(a)	40,735
530	Synchronoss Technologies, Inc.†(a)	17,384
278	Syntel, Inc.†(a)	12,596
1,148	TeleTech Holdings, Inc.(a)	30,755
1,250	Tessera Technologies, Inc.	40,513
510	TiVo, Inc.†(a)	4,417
380	Tyler Technologies, Inc.†	56,738
344	Verint Systems, Inc.†	14,844
110	ViaSat, Inc.†(a)	7,072
360	Virtusa Corp.†(a)	18,472
1,340	Web.com Group, Inc.†	28,247
529	WEX, Inc.†(a)	45,938
2,980	XO Group, Inc.†(a)	42,107
2,108	Zix Corp.†(a)	8,875
		5,772,217
Materials — 0.9%
740	Ferro Corp.†	8,103
2,320	Graphic Packaging Holding Co.(a)	29,673
3,530	Headwaters, Inc.†	66,364
1,185	KapStone Paper and Packaging Corp.	19,565
694	Neenah Paper, Inc.(a)	40,446
980	PolyOne Corp.(a)	28,753
90	Schweitzer-Mauduit International, Inc.(a)	3,094
330	Trinseo SA†(a)	8,333
1,080	US Concrete, Inc.†	51,613
		255,944

Shares		Value
Telecommunication Services — 1.7%
820	8x8, Inc.†(a)	$6,782
320	Atlantic Tele-Network, Inc.(a)	23,658
8,478	Cincinnati Bell, Inc.†(a)	26,451
11,170	Cogent Communications Holdings, Inc.(a)	303,377
1,832	General Communication, Inc., Class A†(a)	31,620
2,815	Inteliquent, Inc.	62,859
380	Shenandoah Telecommunications Co.	16,268
		471,015
Utilities — 0.1%
590	American States Water Co.(a)	24,426

Total Common Stock
(Cost $23,076,906)		27,168,931

SHORT-TERM INVESTMENTS (C) — 50.6%
716,140	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.001%	716,140
13,332,900	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.001% (d)	13,332,900

Total Short-Term Investments
(Cost $14,049,040)		14,049,040

Number of Rights

RIGHTS — 0.0%
180	Trius CVR† ‡‡ (e)	360

Total Rights (Cost $–)		360
Total Investments — 148.4%
(Cost $37,125,946)‡		41,218,331
Other Assets & Liabilities, Net — (48.4)%		(13,436,064)
NET ASSETS — 100.0%		$27,782,267

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at September 30, 2015. The total market value of securities on loan at September 30, 2015 was $13,418,360.
†	Non-income producing security.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2015.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2015 was $13,332,900.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $200,161.

(e)	Security fair valued using methods determined in good faith by the Pricing Committee. The total market value of such security as of September 30, 2015 was $360.
‡‡	Expiration date is unavailable.
‡	At September 30, 2015, the tax basis cost of the Fund's investments was $37,125,946, and the unrealized appreciation and depreciation were $5,225,801 and $(1,133,416), respectively.

CVR — Contingent Value Rights
Ltd. — Limited
PLC — Public Limited Company

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2015
Schedule of Investments	(Unaudited)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Portfolio’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$27,168,931	$—	$—	$27,168,931
Short-Term Investments	14,049,040	—	—	14,049,040
Rights	—	—	360	360
Total Investments in Securities	$41,217,971	$—	$360	$41,218,331

‡	A reconciliation of Level 3 investments is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0, or have been rounded to $0.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.8%††
Consumer Discretionary — 8.7%
710	Bed Bath & Beyond, Inc.†(a)	$40,484
5,310	Burlington Stores, Inc.†	271,022
100	CarMax, Inc.†(a)	5,932
3,150	Choice Hotels International, Inc.(a)	150,098
1,350	Comcast Corp., Class A	76,788
750	Darden Restaurants, Inc.(a)	51,405
270	Dick's Sporting Goods, Inc.	13,395
970	Dollar General Corp.	70,267
2,750	Foot Locker, Inc.(a)	197,917
78,991	Ford Motor Co.	1,071,908
365	Gannett Co., Inc.(a)	5,376
5,222	General Motors Co.	156,764
14,758	Gentex Corp.(a)	228,749
328	Genuine Parts Co.(a)	27,188
23,534	Interpublic Group of Cos., Inc. (The)	450,205
2,220	Jarden Corp.†	108,514
90	John Wiley & Sons, Inc., Class A(a)	4,503
6,964	Johnson Controls, Inc.(a)	288,031
4,039	Kohl's Corp.(a)	187,046
2,735	Lear Corp.	297,513
2,720	Liberty Media Corp.†	93,731
4,945	Magna International, Inc., Class A(a)	237,410
14,585	MGM Resorts International†	269,093
1,245	Mohawk Industries, Inc.†	226,329
350	Murphy USA, Inc.†	19,233
250	Newell Rubbermaid, Inc.	9,927
53,975	News Corp., Class A(a)	681,164
5,085	News Corp., Class B(a)	65,190
11,250	Omnicom Group, Inc.(a)	741,375
4,140	PVH Corp.(a)	422,032
2,160	Royal Caribbean Cruises, Ltd.(a)	192,434
4,315	ServiceMaster Global Holdings, Inc.†	144,768
9,545	Sony Corp. ADR	233,852
44,263	Staples, Inc.(a)	519,205
1,510	Starz†(a)	56,383
9,577	Target Corp.	753,327
7,590	TEGNA, Inc.(a)	169,940
6,137	Thomson Reuters Corp.(a)	247,076
4,054	Time Warner, Inc.	278,713
20	Visteon Corp.†	2,025
293	Walt Disney Co. (The)(a)	29,945
452	Wyndham Worldwide Corp.(a)	32,499
		9,128,756
Consumer Staples — 6.2%
1,039	Archer-Daniels-Midland Co.	43,066
1,537	Bunge, Ltd.	112,662
2,320	Campbell Soup Co.(a)	117,578
1,460	Clorox Co. (The)(a)	168,674
4,440	Colgate-Palmolive Co.	281,762
90	ConAgra Foods, Inc.	3,646
1,238	Constellation Brands, Inc., Class A	155,010
13,883	CVS Health Corp.	1,339,432
7,540	Kellogg Co.	501,787
15,080	Kroger Co. (The)	543,936
7,901	Mondelez International, Inc., Class A	330,815
3,875	Philip Morris International, Inc.(a)	307,404
8,749	Procter & Gamble Co. (The)(a)	629,403
1,180	Reynolds American, Inc.(a)	52,239
57,300	Rite Aid Corp.†(a)	347,811
2,887	Sysco Corp.(a)	112,506
5,015	Walgreens Boots Alliance, Inc.	416,746

Shares		Value
Consumer Staples — (continued)
17,082	Wal-Mart Stores, Inc.	$1,107,597
		6,572,074
Energy — 11.3%
1,716	Anadarko Petroleum Corp.	103,629
9,946	Apache Corp.	389,485
7,100	Baker Hughes, Inc.	369,484
35,503	BP PLC ADR	1,084,972
880	Cameron International Corp.†	53,962
6,775	Cenovus Energy, Inc.(a)	102,709
1,336	Cheniere Energy, Inc.†	64,529
4,274	Chevron Corp.	337,133
2,439	ConocoPhillips	116,974
2,260	Continental Resources, Inc.†(a)	65,472
17,530	Devon Energy Corp.(a)	650,188
295	Diamondback Energy, Inc.	19,057
32,653	Exxon Mobil Corp.	2,427,751
1,610	Gulfport Energy Corp.†	47,785
80	Helmerich & Payne, Inc.(a)	3,781
13,875	Hess Corp.(a)	694,582
280	HollyFrontier Corp.	13,675
3,830	Kinder Morgan, Inc.	106,014
1,150	Kosmos Energy, Ltd.†	6,417
2,330	Marathon Oil Corp.(a)	35,882
4,476	Marathon Petroleum Corp.	207,373
7,425	Murphy Oil Corp.(a)	179,685
26,310	Nabors Industries, Ltd.(a)	248,629
1,540	National Oilwell Varco, Inc.(a)	57,981
7,545	Newfield Exploration Co.†(a)	248,231
170	Noble Energy, Inc.	5,131
20	ONEOK, Inc.	644
3,490	PBF Energy, Inc., Class A(a)	98,523
3,329	Phillips 66(a)	255,800
35,136	Royal Dutch Shell PLC ADR, Class A	1,665,110
4,030	Schlumberger, Ltd.	277,949
1,470	Southwestern Energy Co.†(a)	18,654
16,440	Suncor Energy, Inc.(a)	439,277
2,630	Tesoro Corp.	255,741
17,795	Valero Energy Corp.	1,069,480
1,780	Weatherford International PLC†(a)	15,094
10,945	Whiting Petroleum Corp.†(a)	167,130
2,210	WPX Energy, Inc.†(a)	14,630
		11,918,543
Financials — 33.3%
1,855	ACE, Ltd.(a)	191,807
4,028	Allied World Assurance Co. Holdings AG	153,749
7,930	Allstate Corp. (The)	461,843
4,320	American Capital Agency Corp.(b)	80,784
2,906	American Financial Group, Inc.	200,252
27,215	American International Group, Inc.	1,546,356
360	American National Insurance Co.	35,150
1,573	Ameriprise Financial, Inc.	171,661
6,170	Annaly Capital Management, Inc.(a) (b)	60,898
1,277	Aon PLC	113,155
9,485	Aspen Insurance Holdings, Ltd.	440,768
5,508	Assurant, Inc.	435,187
9,525	Assured Guaranty, Ltd.(a)	238,125
11,000	Axis Capital Holdings, Ltd.(a)	590,920
175,788	Bank of America Corp.	2,738,777
530	Bank of Hawaii Corp.(a)	33,650
10	Bank of New York Mellon Corp. (The)	392
660	BankUnited, Inc.	23,595
6,367	Berkshire Hathaway, Inc., Class B†	830,257
180	BlackRock, Inc., Class A(a)	53,545
710	Brown & Brown, Inc.	21,989
3,385	Capital One Financial Corp.	245,480

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
20,044	Chimera Investment Corp.(a) (b)	$267,988
50,532	Citigroup, Inc.	2,506,893
9,650	Citizens Financial Group, Inc.	230,249
8,875	Comerica, Inc.	364,763
3,520	Commerce Bancshares, Inc.(a)	160,371
1,350	DDR Corp.(b)	20,763
5,913	Discover Financial Services	307,417
9,075	E*Trade Financial Corp.†	238,945
650	East West Bancorp, Inc.	24,973
710	Equity Commonwealth† (b)	19,340
1,618	Equity Lifestyle Properties, Inc.	94,766
370	Erie Indemnity Co., Class A	30,688
21,525	Fifth Third Bancorp(a)	407,038
1,080	First Horizon National Corp.(a)	15,314
850	FNF Group	30,150
15,975	Franklin Resources, Inc.(a)	595,228
7,436	Fulton Financial Corp.	89,976
30,750	Genworth Financial, Inc., Class A†(a)	142,065
7,447	Goldman Sachs Group, Inc. (The)	1,293,991
1,189	Hanover Insurance Group, Inc. (The)	92,385
13,949	Hartford Financial Services Group, Inc.	638,585
5	Healthcare Trust of America, Inc., Class A(b)	123
40,462	Huntington Bancshares, Inc.(a)	428,897
190	Intercontinental Exchange, Inc.	44,648
5,900	Invesco, Ltd.	184,257
1,559	Jones Lang LaSalle, Inc.	224,137
48,131	JPMorgan Chase & Co.	2,934,547
4,377	Kemper Corp.(a)	154,814
59,045	KeyCorp	768,175
450	Kilroy Realty Corp.(a)	29,322
1,464	Legg Mason, Inc.	60,917
4,995	Lincoln National Corp.	237,063
1,181	Loews Corp.	42,681
86	Mercury General Corp.	4,344
33,060	MetLife, Inc.	1,558,779
26,012	MFA Financial, Inc.(a) (b)	177,142
24,225	Morgan Stanley	763,087
3,340	NorthStar Realty Finance Corp.(a) (b)	41,249
20,838	Old Republic International Corp.	325,906
24	PartnerRe, Ltd.	3,333
8,897	People's United Financial, Inc.(a)	139,950
3,870	Plum Creek Timber Co., Inc.(a) (b)	152,904
16,389	PNC Financial Services Group, Inc.(a)	1,461,899
7,271	Popular, Inc.(a)	219,802
50	Principal Financial Group, Inc.	2,367
3,938	ProAssurance Corp.	193,238
10,225	Progressive Corp. (The)(a)	313,294
7,260	Prudential Financial, Inc.(a)	553,285
120	Raymond James Financial, Inc.	5,956
2,360	Realogy Holdings Corp.†	88,807
1,850	Regency Centers Corp.(a)	114,978
45,325	Regions Financial Corp.	408,378
3,769	RenaissanceRe Holdings, Ltd.	400,720
8,370	SLM Corp.†(a)	61,938
310	Starwood Property Trust, Inc.(a) (b)	6,361
8,985	State Street Corp.(a)	603,882
10,780	SunTrust Banks, Inc.	412,227
6,730	Synovus Financial Corp.	199,208
9,580	TCF Financial Corp.	145,233
1,534	Travelers Cos., Inc. (The)	152,679
2,893	U.S. Bancorp(a)	118,642
40,275	UBS Group AG(a)	745,893
317	Urban Edge Properties(b)	6,844
1,790	Validus Holdings, Ltd.	80,675
26,850	Voya Financial, Inc.	1,040,974

Shares		Value
Financials — (continued)
2,609	Weingarten Realty Investors(b)	$86,384
38,483	Wells Fargo & Co.	1,976,102
1,329	Weyerhaeuser Co.(b)	36,335
10,050	Willis Group Holdings PLC(a)	411,749
17,450	XL Group PLC, Class A	633,784
		34,998,137
Health Care — 12.5%
14,423	Abbott Laboratories	580,093
6,805	AbbVie, Inc.(a)	370,260
11,865	Aetna, Inc.(a)	1,298,150
450	Agilent Technologies, Inc.(a)	15,449
80	Allergan PLC†	21,745
183	AmerisourceBergen Corp., Class A(a)	17,383
3,075	Amgen, Inc.	425,334
2,594	Anthem, Inc.(a)	363,160
9,850	Baxalta, Inc.	310,374
9,850	Baxter International, Inc.	323,572
3,075	Becton Dickinson and Co.	407,930
9,609	Boston Scientific Corp.†	157,684
2,838	Cardinal Health, Inc.	218,015
6,714	Cigna Corp.	906,524
900	DaVita HealthCare Partners, Inc.†(a)	65,097
4,907	Express Scripts Holding Co.†	397,271
3,858	Gilead Sciences, Inc.	378,817
4,800	HCA Holdings, Inc.†	371,328
861	Health Net, Inc.†(a)	51,849
3,895	Hologic, Inc.†(a)	152,411
212	Intuitive Surgical, Inc.†(a)	97,431
14,574	Johnson & Johnson	1,360,483
6,229	Laboratory Corp. of America Holdings†	675,660
158	McKesson Corp.	29,235
630	MEDNAX, Inc.†	48,378
17,797	Merck & Co., Inc.	878,994
8,080	Mylan NV†(a)	325,301
410	Patterson Cos., Inc.(a)	17,732
159	PerkinElmer, Inc.(a)	7,307
57,617	Pfizer, Inc.	1,809,750
244	Quest Diagnostics, Inc.(a)	14,999
190	Teleflex, Inc.(a)	23,600
6,695	Teva Pharmaceutical Industries, Ltd. ADR	377,999
3,428	Thermo Fisher Scientific, Inc.	419,176
1,522	UnitedHealth Group, Inc.(a)	176,567
190	Universal Health Services, Inc., Class B	23,714
350	VCA, Inc.†	18,427
		13,137,199
Industrials — 7.0%
640	ADT Corp.(a)	19,136
930	Alaska Air Group, Inc.	73,888
3,170	Allison Transmission Holdings, Inc.(a)	84,607
9,985	American Airlines Group, Inc.(a)	387,718
140	AO Smith Corp.(a)	9,127
600	Cintas Corp.(a)	51,450
3,025	Dover Corp.(a)	172,969
388	Dun & Bradstreet Corp.	40,740
460	Equifax, Inc.	44,703
1,219	FedEx Corp.	175,512
1,090	Fluor Corp.(a)	46,161
1,559	General Dynamics Corp.	215,064
32,296	General Electric Co.	814,505
1,141	Huntington Ingalls Industries, Inc.	122,258
79	Ingersoll-Rand PLC(a)	4,011
2,770	KAR Auction Services, Inc.	98,335
2,759	L-3 Communications Holdings, Inc., Class 3	288,371
16,825	Masco Corp.	423,653

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
2,889	Northrop Grumman Corp.(a)	$479,430
8,750	Parker-Hannifin Corp.(a)	851,375
4,424	Pitney Bowes, Inc.(a)	87,817
720	Raytheon Co.	78,667
70	Roper Technologies, Inc.(a)	10,969
11,715	Southwest Airlines Co.	445,639
940	Spirit AeroSystems Holdings, Inc., Class A†	45,440
12,669	Stanley Black & Decker, Inc.(a)	1,228,640
6,655	Textron, Inc.	250,494
18,095	Trinity Industries, Inc.(a)	410,214
5,210	United Continental Holdings, Inc.†	276,390
10	Vectrus, Inc.†(a)	220
40	Waste Connections, Inc.(a)	1,943
2,378	Waste Management, Inc.(a)	118,448
		7,357,894
Information Technology — 11.3%
8,010	Activision Blizzard, Inc.(a)	247,429
5,645	Analog Devices, Inc.(a)	318,435
3,385	Apple, Inc.	373,365
2,770	Arrow Electronics, Inc.†	153,126
2,540	Avago Technologies, Ltd., Class A	317,525
5,997	Booz Allen Hamilton Holding Corp., Class A(a)	157,181
9,446	Brocade Communications Systems, Inc.	98,049
759	CA, Inc.(a)	20,721
63,986	Cisco Systems, Inc.	1,679,633
2,329	Computer Sciences Corp.(a)	142,954
1,469	Corning, Inc.(a)	25,149
1,079	Diebold, Inc.(a)	32,122
1,709	DST Systems, Inc.	179,684
4,460	Electronic Arts, Inc.†	302,165
1,480	Fidelity National Information Services, Inc.	99,279
560	First Solar, Inc.†	23,940
1,381	Global Payments, Inc.	158,442
18	Harris Corp.(a)	1,317
68,456	Hewlett-Packard Co.(a)	1,753,158
25,542	Intel Corp.(a)	769,836
2,140	Jabil Circuit, Inc.	47,872
4,654	Juniper Networks, Inc.(a)	119,654
225	Keysight Technologies, Inc.†	6,939
4,670	Lam Research Corp.(a)	305,091
1,340	Leidos Holdings, Inc.	55,356
19,920	Micron Technology, Inc.†	298,402
23,848	Microsoft Corp.	1,055,512
1,388	Motorola Solutions, Inc.(a)	94,911
770	NCR Corp.†(a)	17,518
6,220	NXP Semiconductor NV†(a)	541,575
7,338	ON Semiconductor Corp.†(a)	68,977
24,850	Oracle Corp.	897,582
3,350	Paychex, Inc.(a)	159,561
6,775	QUALCOMM, Inc.	364,021
5,400	SanDisk Corp.(a)	293,382
6,425	TE Connectivity, Ltd.	384,793
1,022	Tech Data Corp.†(a)	70,007
1,080	Total System Services, Inc.(a)	49,064
129	Vishay Intertechnology, Inc.(a)	1,250
24,266	Xerox Corp.	236,108
		11,921,085
Materials — 2.2%
2,378	Air Products & Chemicals, Inc.	303,385
3,330	Albemarle Corp.	146,853
3,200	Ashland, Inc.	321,984
2,460	Avery Dennison Corp.(a)	139,162

Shares		Value
Materials — (continued)
1,901	Ball Corp.	$118,242
636	Bemis Co., Inc.(a)	25,167
143	Crown Holdings, Inc.†	6,542
13,110	Dow Chemical Co. (The)(a)	555,864
1,540	Eastman Chemical Co.	99,669
450	FMC Corp.	15,259
3,520	Freeport-McMoRan, Inc.(a)	34,109
2,820	International Paper Co.	106,568
3,615	LyondellBasell Industries NV, Class A(a)	301,346
2,848	Mosaic Co. (The)(a)	88,601
700	RPM International, Inc.(a)	29,323
760	Sonoco Products Co.	28,683
100	Vulcan Materials Co.(a)	8,920
680	WestRock Co.(a)	34,979
10	WR Grace & Co.†(a)	931
		2,365,587
Telecommunication Services — 2.3%
34,833	AT&T, Inc.(a)	1,134,859
5,678	CenturyLink, Inc.(a)	142,631
5,340	Level 3 Communications, Inc.†	233,305
10,900	T-Mobile US, Inc.†	433,929
10,345	Verizon Communications, Inc.(a)	450,111
		2,394,835
Utilities — 4.0%
367	AGL Resources, Inc.	22,402
5,776	Ameren Corp.	244,152
2,612	American Electric Power Co., Inc.	148,518
3,740	Aqua America, Inc.	98,998
2,898	Atmos Energy Corp.	168,605
200	Calpine Corp.†(a)	2,920
4,208	CenterPoint Energy, Inc.	75,912
4,365	Consolidated Edison, Inc.(a)	291,800
2,060	Dominion Resources, Inc.(a)	144,983
3,545	DTE Energy Co.(a)	284,912
1,437	Duke Energy Corp.	103,378
7,105	Edison International(a)	448,112
6,290	Entergy Corp.(a)	409,479
730	Eversource Energy(a)	36,953
14,655	Exelon Corp.(a)	435,253
1,420	ITC Holdings Corp.(a)	47,343
1,160	National Fuel Gas Co.	57,977
714	NextEra Energy, Inc.(a)	69,651
18,260	NRG Energy, Inc.(a)	271,161
1,459	PG&E Corp.(a)	77,035
6,300	Public Service Enterprise Group, Inc.	265,608
5,927	Questar Corp.(a)	115,043
6,470	Southern Co. (The)(a)	289,209
100	UGI Corp.	3,482
720	Vectren Corp.(a)	30,247
485	WEC Energy Group, Inc.(a)	25,327
		4,168,460
Total Common Stock
(Cost $96,005,987)		103,962,570

SHORT-TERM INVESTMENTS (C) — 28.1%
1,300,062	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.001%	1,300,062
28,298,407	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.001% (d)	28,298,407

Total Short-Term Investments
(Cost $29,598,469)		29,598,469

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2015
Schedule of Investments	(Unaudited)

Number of Rights		Value
RIGHTS ‡‡— 0.0%
1,118	Safeway - PDC†	$54
1,118	Safeway CVR - Casa Ley†	1,135
Total Rights (Cost $–)		1,189
Total Investments — 126.9%
(Cost $125,604,456)‡		133,562,228
Other Assets & Liabilities, Net — (26.9)%		(28,310,527)
NET ASSETS — 100.0%		$105,251,701

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at September 30, 2015. The total market value of securities on loan at September 30, 2015 was $30,101,668.
†	Non-income producing security.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2015.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2015 was $28,298,407.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $1,928,674.

‡‡	Expiration date is unavailable.
‡	At September 30, 2015, the tax basis cost of the Portfolio's investments was $125,604,456, and the unrealized appreciation and depreciation were $15,140,991 and $(7,183,219), respectively.

ADR — American Depositary Receipt
CVR— Contingent Value Rights
Ltd. — Limited
PDC— Property Development Center
PLC— Public Limited Company

The following is a list of the inputs used as of September 30, 2015 in valuing the Portfolio’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$103,962,570	$—	$—	$103,962,570
Short-Term Investments	29,598,469	—	—	29,598,469
Rights	—	—	1,189	1,189
Total Investments in Securities	$133,561,039	$—	$1,189	$133,562,228

‡	A reconciliation of Level 3 investments is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0, or have been rounded to $0

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
COMMON STOCK — 98.9%††
Consumer Discretionary — 12.3%
590	AMC Entertainment Holdings, Inc., Class A(a)	$14,862
1,158	American Axle & Manufacturing Holdings, Inc.†(a)	23,090
3,680	American Eagle Outfitters, Inc.(a)	57,518
1,210	Barnes & Noble, Inc.	14,653
1,270	Barnes & Noble Education, Inc.†(a)	16,142
230	BJ's Restaurants, Inc.†	9,897
1,900	Boyd Gaming Corp.†(a)	30,970
910	Bravo Brio Restaurant Group, Inc.†	10,256
280	Brunswick Corp.(a)	13,409
480	Burlington Stores, Inc.†	24,499
620	Caleres, Inc.(a)	18,929
220	Carriage Services, Inc., Class A(a)	4,750
1,000	Cato Corp. (The), Class A(a)	34,030
450	Children's Place Retail Stores, Inc. (The)(a)	25,951
680	Citi Trends, Inc.(a)	15,898
2,390	Cooper Tire & Rubber Co.	94,429
190	Cooper-Standard Holding, Inc.†(a)	11,020
340	Cracker Barrel Old Country Store, Inc.(a)	50,075
3,168	Dana Holding Corp.(a)	50,308
7,220	Denny's Corp.†(a)	79,636
1,050	DineEquity, Inc.	96,243
3,309	EW Scripps Co. (The), Class A(a)	58,470
4,270	Express, Inc.†(a)	76,305
289	Flexsteel Industries, Inc.(a)	9,031
17,940	Fred's, Inc., Class A(a)	212,589
814	Group 1 Automotive, Inc.	69,312
4,283	Harte-Hanks, Inc.(a)	15,119
90	Helen of Troy, Ltd.†(a)	8,037
17,046	Hooker Furniture Corp.(a)	401,263
340	Jack in the Box, Inc.	26,194
1,246	Journal Media Group, Inc.(a)	9,345
2,400	La-Z-Boy, Inc., Class Z(a)	63,744
1,314	Libbey, Inc.(a)	42,850
1,813	Live Nation Entertainment, Inc.†	43,585
1,680	M/I Homes, Inc.†(a)	39,615
764	Marriott Vacations Worldwide Corp.(a)	52,059
120	Meredith Corp.	5,110
1,170	Modine Manufacturing Co.†(a)	9,208
1,040	Motorcar Parts of America, Inc.†(a)	32,594
4,800	National CineMedia, Inc.	64,416
550	Nautilus, Inc.†	8,250
4,000	New York Times Co. (The), Class A(a)	47,240
2,410	Office Depot, Inc.†(a)	15,472
1,060	Penn National Gaming, Inc.†(a)	17,787
1,049	Penske Automotive Group, Inc.(a)	50,814
2,916	Reading International, Inc., Class A†(a)	36,946
769	Red Robin Gourmet Burgers, Inc.†(a)	58,244
664	Rent-A-Center, Inc., Class A(a)	16,102
2,660	Ruth's Hospitality Group, Inc.	43,198
540	Ryland Group, Inc. (The)(a)	22,048
2,780	Sonic Corp.(a)	63,801
35,300	Stoneridge, Inc.†(a)	435,602
610	Strayer Education, Inc.†(a)	33,532
16,235	Taylor Morrison Home Corp., Class A†(a)	302,945
191	Tenneco, Inc.†(a)	8,551
1,750	Time, Inc.	33,337
28,760	TRI Pointe Group, Inc.†(a)	376,468

Shares		Value
Consumer Discretionary — (continued)
610	Universal Electronics, Inc.†	$25,638
		3,531,386
Consumer Staples — 8.2%
76	Andersons, Inc. (The)(a)	2,589
12,140	Aryzta AG ADR(a)	258,218
5,855	Britvic PLC ADR	120,351
30,365	Elizabeth Arden, Inc.†(a)	354,967
460	Fresh Del Monte Produce, Inc.	18,175
109	Ingles Markets, Inc., Class A(a)	5,213
9,018	Inter Parfums, Inc.(a)	223,737
4,315	John B. Sanfilippo & Son, Inc.(a)	221,187
670	Lancaster Colony Corp.	65,312
18,990	Landec Corp.†(a)	221,613
1,780	Nutraceutical International Corp.†(a)	42,026
2,851	Omega Protein Corp.†(a)	48,381
240	Post Holdings, Inc.†(a)	14,184
1,470	Revlon, Inc., Class A†(a)	43,291
1,070	Sanderson Farms, Inc.(a)	73,370
190	Seneca Foods Corp., Class A†	5,006
1,070	SpartanNash Co.	27,659
470	Spectrum Brands Holdings, Inc.(a)	43,010
2,750	SUPERVALU, Inc.†(a)	19,745
6,313	TreeHouse Foods, Inc.†(a)	491,088
3,203	Vector Group, Ltd.(a)	72,409
		2,371,531
Energy — 0.9%
2,050	Alon USA Energy, Inc.(a)	37,044
920	Carrizo Oil & Gas, Inc.†(a)	28,097
1,410	Delek US Holdings, Inc.	39,057
1,220	Exterran Holdings, Inc.	21,960
11,250	ION Geophysical Corp.†(a)	4,387
370	Panhandle Oil and Gas, Inc., Class A(a)	5,979
1,280	PDC Energy, Inc.†(a)	67,853
310	REX American Resources Corp.†(a)	15,692
660	RSP Permian, Inc.†(a)	13,365
3,190	Scorpio Tankers, Inc.	29,252
		262,686
Financials — 36.6%
1,560	Acadia Realty Trust(a) (b)	46,909
2,980	AG Mortgage Investment Trust, Inc.(a) (b)	45,356
490	Agree Realty Corp.(b)	14,626
1,480	Alexander & Baldwin, Inc.(a)	50,808
345	Ambac Financial Group, Inc.†(a)	4,992
3,340	American Equity Investment Life Holding Co.	77,855
2,715	Ameris Bancorp(a)	78,056
644	Amerisafe, Inc.(a)	32,026
12,060	Anworth Mortgage Asset Corp.(a) (b)	59,576
4,150	Apollo Commercial Real Estate Finance, Inc.(a) (b)	65,197
9,890	Apollo Residential Mortgage, Inc.(b)	125,207
3,970	Ares Commercial Real Estate Corp.(a) (b)	47,600
460	Argo Group International Holdings, Ltd.	26,031
3,870	Armada Hoffler Properties, Inc.(a) (b)	37,810
324	Arrow Financial Corp.(a)	8,660
4,680	Ashford Hospitality Prime, Inc.(a) (b)	65,660
6,230	Astoria Financial Corp.(a)	100,303
3,230	BancorpSouth, Inc.(a)	76,777
2,297	Bank Mutual Corp.(a)	17,641
1,290	Bank of the Ozarks, Inc.(a)	56,450
2,099	BankFinancial Corp.(a)	26,091
70	Banner Corp.(a)	3,344

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
1,330	Beneficial Bancorp, Inc.†(a)	$17,636
4,030	Berkshire Hills Bancorp, Inc.(a)	110,986
8,689	Boston Private Financial Holdings, Inc.(a)	101,661
28,695	Brandywine Realty Trust(b)	353,522
1,320	Calamos Asset Management, Inc., Class A(a)	12,513
18,870	Capital Bank Financial Corp., Class A†(a)	570,440
10,680	Capitol Federal Financial, Inc.(a)	129,442
3,060	Capstead Mortgage Corp.(a) (b)	30,263
300	Cathay General Bancorp(a)	8,988
8,878	Cedar Realty Trust, Inc.(a) (b)	55,132
1,895	CenterState Banks, Inc.(a)	27,856
900	Central Pacific Financial Corp.	18,873
110	Century Bancorp, Inc., Class A(a)	4,484
3,060	Chambers Street Properties(a) (b)	19,859
294	Chemical Financial Corp.(a)	9,511
750	Chesapeake Lodging Trust(b)	19,545
244	City Holding Co.(a)	12,029
5,050	Clifton Bancorp, Inc.(a)	70,094
3,680	CNO Financial Group, Inc.(a)	69,221
3,650	Colony Capital, Inc., Class A(a) (b)	71,394
1,735	Community Bank System, Inc.(a)	64,490
790	CU Bancorp†(a)	17,743
860	CubeSmart(a)	23,401
1,040	Customers Bancorp, Inc.†(a)	26,728
2,970	CYS Investments, Inc.(a) (b)	21,562
332	DCT Industrial Trust, Inc.(a)	11,175
720	DiamondRock Hospitality Co.(a) (b)	7,956
1,050	Dime Community Bancshares, Inc.	17,745
2,166	DuPont Fabros Technology, Inc.(a) (b)	56,056
1,243	Eagle Bancorp, Inc.†	56,557
240	EastGroup Properties, Inc.(a) (b)	13,003
394	Employers Holdings, Inc.	8,782
296	Endurance Specialty Holdings, Ltd.	18,065
1,094	Enterprise Financial Services Corp.(a)	27,536
1,058	EPR Properties(a) (b)	54,561
796	Equity One, Inc.(b)	19,375
5,189	EverBank Financial Corp.	100,148
1,739	Ezcorp, Inc., Class A†(a)	10,730
1,907	FBL Financial Group, Inc., Class A(a)	117,319
900	Federated National Holding Co.(a)	21,618
10,290	FelCor Lodging Trust, Inc.(a) (b)	72,750
3,104	First American Financial Corp.(a)	121,273
1,230	First Bancorp(a)	20,910
4,493	First Busey Corp.(a)	89,283
600	First Business Financial Services, Inc.(a)	14,112
57	First Citizens BancShares, Inc., Class A(a)	12,882
5,533	First Commonwealth Financial Corp.(a)	50,295
220	First Connecticut Bancorp, Inc.	3,546
2,005	First Financial Bancorp(a)	38,255
1,633	First Industrial Realty Trust, Inc.(b)	34,211
2,640	First Midwest Bancorp, Inc.(a)	46,306
3,220	Flagstar Bancorp, Inc.†(a)	66,203
790	Flushing Financial Corp.(a)	15,816
4,953	FNB Corp.(a)	64,141
30,625	Forestar Group, Inc.†(a)	402,719
1,378	Fox Chase Bancorp, Inc.(a)	23,922
1,440	Geo Group, Inc. (The)(a) (b)	42,826
5,460	Getty Realty Corp.(a) (b)	86,268
1,839	Glacier Bancorp, Inc.(a)	48,531
1,158	Global Indemnity PLC, Class A†(a)	30,305
2,324	Greenlight Capital Re, Ltd., Class A†(a)	51,779
1,998	Hanmi Financial Corp.(a)	50,350
5,910	Hatteras Financial Corp.(b)	89,537
820	HCI Group, Inc.(a)	31,791

Shares		Value
Financials — (continued)
470	Healthcare Realty Trust, Inc.(a) (b)	$11,680
5,695	Heritage Financial Corp.(a)	107,180
950	Heritage Insurance Holdings, Inc.†	18,744
1,800	Highwoods Properties, Inc.(a)	69,750
5,042	Hilltop Holdings, Inc.†(a)	99,882
1,840	Home BancShares, Inc.(a)	74,520
10,125	HomeStreet, Inc.†(a)	233,887
570	HomeTrust Bancshares, Inc.†(a)	10,574
800	Horace Mann Educators Corp.	26,576
3,640	Independent Bank Corp.(a)	53,726
503	Infinity Property & Casualty Corp.(a)	40,512
2,230	Inland Real Estate Corp.(b)	18,063
15,990	Investors Bancorp, Inc.	197,317
1,850	Kennedy-Wilson Holdings, Inc.(a)	41,015
2,990	LaSalle Hotel Properties(a)	84,886
1,146	LTC Properties, Inc.(b)	48,900
2,568	Maiden Holdings, Ltd.(a)	35,644
4,865	MB Financial, Inc.(a)	158,794
924	Mercantile Bank Corp.(a)	19,201
8,030	Meridian Bancorp, Inc.(a)	109,770
8,718	MGIC Investment Corp.†(a)	80,729
1,400	Moelis & Co., Class A	36,764
12,064	National Penn Bancshares, Inc.	141,752
124	National Western Life Insurance Co., Class A	27,615
624	Navigators Group, Inc. (The)†	48,660
1,291	NBT Bancorp, Inc.(a)	34,780
5,640	New Residential Investment Corp.(b)	73,884
4,740	Northfield Bancorp, Inc.(a)	72,095
480	Northwest Bancshares, Inc.(a)	6,240
1,001	Oppenheimer Holdings, Inc., Class A(a)	20,030
871	Oritani Financial Corp.(a)	13,605
1,342	Pacific Continental Corp.	17,862
750	Pacific Premier Bancorp, Inc.†	15,240
8,850	PacWest Bancorp(a)	378,869
1,470	PennyMac Mortgage Investment Trust(a) (b)	22,741
1,149	Pinnacle Financial Partners, Inc.	56,772
834	Piper Jaffray Cos.†(a)	30,166
550	Potlatch Corp.(b)	15,835
1,370	Primerica, Inc.(a)	61,746
12,110	PrivateBancorp, Inc., Class A(a)	464,176
1,730	Prosperity Bancshares, Inc.(a)	84,960
444	Provident Financial Services, Inc.	8,658
3,650	Radian Group, Inc.(a)	58,071
22,570	Ramco-Gershenson Properties Trust(a) (b)	338,776
1,940	RE, Class A(a)	69,801
360	Renasant Corp.	11,826
1,337	Republic Bancorp, Inc., Class A(a)	32,823
1,265	Resource Capital†(a)	14,130
1,012	RLI Corp.(a)	54,172
2,014	RLJ Lodging Trust(a)	50,894
948	S&T Bancorp, Inc.(a)	30,924
2,990	Select Income (a) (b)	56,840
1,170	Selective Insurance Group, Inc.(a)	36,340
230	Sierra Bancorp(a)	3,671
450	Silver Bay Realty Trust Corp.(a) (b)	7,205
849	Simmons First National Corp., Class A(a)	40,693
992	Southwest Bancorp, Inc.(a)	16,279
280	Sovran Self Storage, Inc.(b)	26,404
1,300	Square 1 Financial, Inc., Class A†	33,378
1,577	St. Joe Co. (The)†(a)	30,168
990	State Auto Financial Corp.(a)	22,582
1,260	Sterling Bancorp(a)	18,736

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
1,740	Stifel Financial Corp.†(a)	$73,254
40	Stonegate Bank(a)	1,272
3,788	Strategic Hotels & Resorts, Inc.† (b)	52,237
360	Summit Hotel Properties, Inc.(b)	4,201
2,663	Sunstone Hotel Investors, Inc.(a) (b)	35,231
2,430	Territorial Bancorp, Inc.(a)	63,277
1,520	Texas Capital Bancshares, Inc.†(a)	79,678
1,360	TriState Capital Holdings, Inc.†(a)	16,959
4,980	Umpqua Holdings Corp.	81,174
761	United Fire Group, Inc.(a)	26,673
1,050	Universal Insurance Holdings, Inc.	31,017
480	Urstadt Biddle Properties, Inc., Class A(a) (b)	8,995
3,350	Washington Federal, Inc.(a)	76,213
5,960	Waterstone Financial, Inc.(a)	80,341
2,229	Webster Financial Corp.	79,419
18,793	Western Alliance Bancorp†	577,133
3,700	Wilshire Bancorp, Inc.(a)	38,887
2,090	Wintrust Financial Corp.(a)	111,669
		10,548,128
Health Care — 5.6%
800	Acorda Therapeutics, Inc.†(a)	21,208
1,390	Addus HomeCare Corp.†	43,298
530	Alliance HealthCare Services, Inc.†	5,173
140	Almost Family, Inc.†(a)	5,607
320	Amedisys, Inc.†	12,150
503	AMN Healthcare Services, Inc.†(a)	15,095
1,041	Amsurg Corp., Class A†(a)	80,896
5,385	Analogic Corp.(a)	441,785
2,740	BioTelemetry, Inc.†(a)	33,538
1,004	CONMED Corp.(a)	47,931
1,174	CryoLife, Inc.(a)	11,423
580	Emergent BioSolutions, Inc.†(a)	16,524
400	Genesis Healthcare, Inc., Class A†(a)	2,452
180	Greatbatch, Inc.†(a)	10,156
3,290	Hanger, Inc.†(a)	44,876
1,070	HealthEquity, Inc.†(a)	31,618
1,671	HealthSouth Corp.(a)	64,116
1,600	Healthways, Inc.†(a)	17,792
170	ICU Medical, Inc.†	18,615
4,315	Impax Laboratories, Inc.†(a)	151,931
1,414	Kindred Healthcare, Inc.	22,271
2,181	Magellan Health, Inc.†(a)	120,893
810	Merit Medical Systems, Inc.†(a)	19,367
928	Molina Healthcare, Inc.†(a)	63,893
474	National HealthCare Corp.(a)	28,862
990	NuVasive, Inc.†(a)	47,738
770	Orthofix International NV†(a)	25,987
2,468	PharMerica Corp.†	70,264
6,099	Select Medical Holdings Corp.(a)	65,808
664	WellCare Health Plans, Inc.†	57,224
		1,598,491
Industrials — 8.7%
10,320	ACCO Brands Corp.†	72,963
820	Actuant Corp., Class A(a)	15,080
470	Aerovironment, Inc.†	9,419
1,210	Air Transport Services Group, Inc.†(a)	10,345
9,565	Albany International Corp., Class A(a)	273,655
3,900	ARC Document Solutions, Inc.†	23,205
1,264	Argan, Inc.	43,836
1,887	Astronics Corp.†	76,292
425	Brady Corp., Class A	8,356

Shares		Value
Industrials — (continued)
5,849	Casella Waste Systems, Inc., Class A†(a)	$33,924
1,180	CBIZ, Inc.†(a)	11,588
1,908	Comfort Systems USA, Inc.	52,012
1,480	CRA International, Inc.†(a)	31,939
830	Cubic Corp.(a)	34,810
2,320	Curtiss-Wright Corp.(a)	144,814
1,530	Deluxe Corp.(a)	85,282
1,720	Douglas Dynamics, Inc.(a)	34,159
472	EMCOR Group, Inc.(a)	20,886
4,195	EnerSys, Inc.(a)	224,768
510	Essendant, Inc.(a)	16,539
172	Esterline Technologies Corp.†(a)	12,365
1,640	Federal Signal Corp.(a)	22,484
169	FTI Consulting, Inc.†(a)	7,015
8,035	GP Strategies Corp.†(a)	183,359
4,667	Griffon Corp.(a)	73,599
337	HEICO Corp.(a)	16,473
300	HNI Corp.(a)	12,870
654	Hyster-Yale Materials Handling, Inc.(a)	37,821
1,140	Kimball International, Inc., Class B	10,784
2,000	Knoll, Inc.(a)	43,960
18,575	Marten Transport, Ltd.(a)	300,358
560	Matson, Inc.(a)	21,554
570	Matthews International Corp., Class A(a)	27,913
940	Meritor, Inc.†	9,992
754	Miller Industries, Inc.	14,733
200	Mobile Mini, Inc.(a)	6,158
3,030	Navigant Consulting, Inc.†(a)	48,207
3,744	Orbital ATK, Inc.(a)	269,081
690	Quad	8,349
1,540	Steelcase, Inc., Class A	28,351
540	Teledyne Technologies, Inc.†(a)	48,762
797	Tennant Co.(a)	44,775
1,550	Wabash National Corp.†(a)	16,415
630	Werner Enterprises, Inc.(a)	15,813
		2,505,063
Information Technology — 15.4%
210	Advanced Energy Industries, Inc.†(a)	5,523
190	Anixter International, Inc.†	10,978
2,284	Benchmark Electronics, Inc.†	49,700
1,400	Black Box Corp.	20,636
880	Blucora, Inc.†(a)	12,118
848	CACI International, Inc., Class A†	62,726
550	Cardtronics, Inc.†(a)	17,985
1,350	Cascade Microtech, Inc.†	19,089
1,860	Checkpoint Systems, Inc.(a)	13,485
2,240	Cirrus Logic, Inc.†(a)	70,582
10,180	Coherent, Inc.†(a)	556,846
1,134	Comtech Telecommunications Corp.(a)	23,372
4,780	Convergys Corp.	110,466
1,193	CTS Corp.(a)	22,083
700	Diodes, Inc.†(a)	14,959
2,700	EarthLink Holdings Corp.(a)	21,006
26,600	Entegris, Inc.†(a)	350,854
1,785	Euronet Worldwide, Inc.†(a)	132,251
610	Everyday Health, Inc.†	5,575
270	Fabrinet†	4,949
4,910	Fairchild Semiconductor International, Inc., Class A†(a)	68,936
31,100	GSI Group, Inc.†(a)	395,903
2,172	Insight Enterprises, Inc.†(a)	56,146
18,875	Integrated Device Technology, Inc.†(a)	383,163
2,010	Intersil Corp., Class A(a)	23,517

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
6,565	Kimball Electronics, Inc.†(a)	$78,321
81,035	Lattice Semiconductor Corp.†(a)	311,985
2,028	Liquidity Services, Inc.†(a)	14,987
710	ManTech International Corp., Class A(a)	18,247
19,354	Microsemi Corp.†(a)	635,198
61,515	Mitel Networks Corp.†(a)	396,772
640	MKS Instruments, Inc.(a)	21,459
520	Multi-Fineline Electronix, Inc.†(a)	8,684
574	NETGEAR, Inc.†	16,743
1,340	Newport Corp.†	18,425
2,146	OmniVision Technologies, Inc.†	56,354
3,274	Photronics, Inc.†(a)	29,663
670	Plexus Corp.†(a)	25,849
2,270	PMC - Sierra, Inc.†	15,368
5,070	Polycom, Inc.†	53,134
2,510	Progress Software Corp.†	64,833
310	Reis, Inc.(a)	7,021
180	Rofin-Sinar Technologies, Inc.†(a)	4,667
580	Rogers Corp.†	30,844
2,074	Sanmina Corp.†(a)	44,321
2,236	ScanSource, Inc.†	79,289
830	ShoreTel, Inc.†	6,200
130	Silicon Laboratories, Inc.†(a)	5,400
404	SYNNEX Corp.(a)	34,364
490	Tessera Technologies, Inc.	15,881
		4,446,857
Materials — 6.3%
1,090	A Schulman, Inc.(a)	35,392
9,985	Boise Cascade Co.†	251,822
2,620	Commercial Metals Co.(a)	35,501
2,350	Deltic Timber Corp.(a)	140,553
2,480	Globe Specialty Metals, Inc.(a)	30,083
310	KMG Chemicals, Inc.	5,980
1,260	Kraton Performance Polymers, Inc.†(a)	22,554
12,125	Louisiana-Pacific Corp.†(a)	172,660
11,605	Materion Corp.(a)	348,382
6,249	Neenah Paper, Inc.(a)	364,192
20,625	PH Glatfelter Co.(a)	355,162
704	Sensient Technologies Corp.	43,155
		1,805,436
Telecommunication Services — 0.3%
16,970	Cincinnati Bell, Inc.†(a)	52,946
1,060	General Communication, Inc., Class A†(a)	18,296
		71,242
Utilities — 4.6%
640	ALLETE, Inc.(a)	32,313
1,639	American States Water Co.(a)	67,855
3,200	Artesian Resources Corp., Class A(a)	77,248
840	Avista Corp.(a)	27,930
990	California Water Service Group(a)	21,899
4,654	Cleco Corp.(a)	247,779
390	Dynegy, Inc., Class A†(a)	8,061
694	El Paso Electric Co.	25,553
1,134	IDACORP, Inc.(a)	73,381
5,935	Laclede Group, Inc.(a)	323,635
358	MGE Energy, Inc.(a)	14,746
2,100	New Jersey Resources Corp.(a)	63,063
280	NorthWestern Corp.(a)	15,072
974	PNM Resources, Inc.	27,321
1,209	Portland General Electric Co.(a)	44,697
300	South Jersey Industries, Inc.(a)	7,575
684	Southwest Gas Corp.	39,891

Shares		Value
Utilities — (continued)
2,484	UIL Holdings Corp.(a)	$124,871
260	Unitil Corp.(a)	9,589
1,274	WGL Holdings, Inc.(a)	73,472
		1,325,951
Total Common Stock
(Cost $26,519,941)		28,466,771

SHORT-TERM INVESTMENTS (C) — 50.8%
470,982	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.001%	470,982
14,148,378	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.001% (d)	14,148,378

Total Short-Term Investments
(Cost $14,619,360)		14,619,360
Total Investments — 149.7%
(Cost $41,139,301)‡		43,086,131
Other Assets & Liabilities, Net — (49.7)%		(14,295,216)
NET ASSETS — 100.0%		$28,790,915

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at September 30, 2015. The total market value of securities on loan at September 30, 2015 was $14,258,244.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2015.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2015 was $14,148,378.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $400,685.

‡	At September 30, 2015, the tax basis cost of the Portfolio's investments was $41,139,301, and the unrealized appreciation and depreciation were $4,465,149 and $(2,518,319), respectively.

ADR — American Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company

As of September 30, 2015, all of the Portfolio’s investments in securities were considered Level 1. For the period ended September 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.5%
Consumer Discretionary — 13.3%
300	1-800-Flowers.com, Inc., Class A†(a)	$2,730
90	A H Belo Corp., Class A	444
975	Aaron's, Inc.	35,207
900	Abercrombie & Fitch Co., Class A(a)	19,071
700	Advance Auto Parts, Inc.(a)	132,671
4,060	Amazon.com, Inc.†	2,078,273
400	Ambassadors Group, Inc.†(a)	1,088
656	AMC Networks, Inc., Class A†(a)	48,000
550	American Axle & Manufacturing Holdings, Inc.†	10,967
2,625	American Eagle Outfitters, Inc.(a)	41,029
300	American Public Education, Inc.†(a)	7,035
1,350	Apollo Education Group, Inc., Class A†(a)	14,931
450	Aramark	13,338
272	Asbury Automotive Group, Inc.†(a)	22,073
1,789	Ascena Retail Group, Inc.†(a)	24,885
200	Ascent Capital Group, Inc., Class A†(a)	5,476
917	Autoliv, Inc.(a)	99,962
850	AutoNation, Inc.†	49,453
306	AutoZone, Inc.†(a)	221,492
347	Barnes & Noble Education, Inc.†	4,410
550	Barnes & Noble, Inc.	6,660
200	Beazer Homes USA, Inc.†	2,666
1,400	bebe stores, Inc.(a)	1,316
1,900	Bed Bath & Beyond, Inc.†(a)	108,338
2,450	Best Buy Co., Inc.(a)	90,944
200	Big 5 Sporting Goods Corp.	2,076
500	Big Lots, Inc.(a)	23,960
40	Biglari Holdings, Inc.†(a)	14,630
300	BJ's Restaurants, Inc.†(a)	12,909
250	Blue Nile, Inc.†(a)	8,385
224	Blyth, Inc.†	1,337
300	Bob Evans Farms, Inc.(a)	13,005
400	Bon-Ton Stores, Inc. (The)(a)	1,256
100	Books-A-Million, Inc., Class A†(a)	321
2,360	BorgWarner, Inc.	98,152
725	Boyd Gaming Corp.†(a)	11,818
1,000	Bravo Brio Restaurant Group, Inc.†(a)	11,270
500	Bridgepoint Education, Inc.†(a)	3,810
300	Bright Horizons Family Solutions, Inc.†	19,272
475	Brinker International, Inc.(a)	25,018
850	Brunswick Corp.(a)	40,707
350	Buckle, Inc. (The)(a)	12,939
166	Buffalo Wild Wings, Inc.†	32,109
300	Burlington Stores, Inc.†	15,312
500	Cabela's, Inc.†(a)	22,800
100	Cable One, Inc.†(a)	41,942
1,525	Cablevision Systems Corp., Class A(a)	49,517
1,625	CalAtlantic Group, Inc.†	13,000
425	Caleres, Inc.(a)	12,975
500	Callaway Golf Co.(a)	4,175
500	Career Education Corp.†	1,880
2,080	CarMax, Inc.†(a)	123,386
300	Carmike Cinemas, Inc.†	6,027
4,475	Carnival Corp.	222,408
550	Carter's, Inc.	49,852
300	Cato Corp. (The), Class A	10,209
5,083	CBS Corp., Class B	202,812
362	Charles & Colvard, Ltd.†	471
936	Charter Communications, Inc., Class A†(a)	164,596
600	Cheesecake Factory, Inc. (The)	32,376

Shares		Value
Consumer Discretionary — (continued)
2,450	Chico's FAS, Inc.	$38,538
237	Chipotle Mexican Grill, Inc., Class A†(a)	170,699
450	Choice Hotels International, Inc.	21,443
167	Churchill Downs, Inc.	22,346
1,125	Cinemark Holdings, Inc.	36,551
50	Citi Trends, Inc.	1,169
1,000	Clear Channel Outdoor Holdings, Inc., Class A†	7,130
2,850	Coach, Inc.	82,450
110	Collectors Universe, Inc.	1,659
400	Columbia Sportswear Co.	23,516
21,246	Comcast Corp., Class A	1,208,472
500	Conn's, Inc.†(a)	12,020
425	Cooper Tire & Rubber Co.	16,792
291	Cracker Barrel Old Country Store, Inc.(a)	42,859
1,200	Crocs, Inc.†(a)	15,510
6,200	Crown Media Holdings, Inc., Class A†	33,170
50	CSS Industries, Inc.(a)	1,317
679	CST Brands, Inc.(a)	22,855
2,025	Dana Holding Corp.	32,157
975	Darden Restaurants, Inc.(a)	66,827
325	Deckers Outdoor Corp.†	18,869
200	Demand Media, Inc.†	834
775	DeVry Education Group, Inc.(a)	21,088
902	Dick's Sporting Goods, Inc.	44,748
347	Dillard's, Inc., Class A(a)	30,324
2,648	Discovery Communications, Inc., Class A†(a)	68,927
1,298	Discovery Communications, Inc., Class C†	31,528
2,400	DISH Network Corp., Class A†	140,016
100	Dixie Group, Inc. (The)†(a)	836
600	Dollar General Corp.	43,464
2,998	Dollar Tree, Inc.†(a)	199,847
528	Domino's Pizza, Inc.(a)	56,976
300	Dorman Products, Inc.†(a)	15,267
2,948	DR Horton, Inc.	86,553
300	Drew Industries, Inc.	16,383
1,150	DSW, Inc., Class A	29,107
528	Eldorado Resorts, Inc.†	4,763
219	Emmis Communications Corp., Class A†(a)	272
100	Empire Resorts, Inc.†(a)	421
250	Entercom Communications Corp., Class A†	2,540
100	Entravision Communications Corp., Class A	664
300	EVINE Live, Inc.†(a)	786
1,676	EW Scripps Co. (The), Class A(a)	29,615
757	Expedia, Inc.	89,084
1,000	Express, Inc.†(a)	17,870
200	Famous Dave's of America, Inc.†(a)	2,582
1,500	Federal-Mogul Holdings Corp.†(a)	10,245
1,400	Foot Locker, Inc.	100,758
40,460	Ford Motor Co.	549,042
400	Fossil Group, Inc.†(a)	22,352
700	Fred's, Inc., Class A(a)	8,295
600	Gaiam, Inc., Class A†(a)	3,690
1,025	GameStop Corp., Class A(a)	42,240
600	Gaming Partners International Corp.†(a)	5,988
1,050	Gannett Co., Inc.(a)	15,467
3,175	Gap, Inc. (The)(a)	90,488
15,225	General Motors Co.	457,054
4,020	Gentex Corp.	62,310
375	Gentherm, Inc.†	16,845
1,461	Genuine Parts Co.(a)	121,102

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary — (continued)
600	G-III Apparel Group, Ltd.†	$36,996
100	Golden Entertainment, Inc.†	905
2,425	Goodyear Tire & Rubber Co. (The)	71,125
300	GoPro, Inc., Class A†(a)	9,366
100	Graham Holdings Co., Class B	57,700
500	Grand Canyon Education, Inc.†	18,995
1,000	Gray Television, Inc.†	12,760
45	Green Brick Partners, Inc.†	487
400	Guess, Inc.(a)	8,544
3,035	H&R Block, Inc.	109,867
3,820	Hanesbrands, Inc.(a)	110,551
2,075	Harley-Davidson, Inc.	113,918
700	Harman International Industries, Inc.	67,193
1,000	Harte-Hanks, Inc.(a)	3,530
900	Hasbro, Inc.(a)	64,926
500	hhgregg, Inc.†(a)	2,435
200	Hibbett Sports, Inc.†(a)	7,002
1,425	Hilton Worldwide Holdings, Inc.	32,690
13,033	Home Depot, Inc. (The)	1,505,181
200	Hooker Furniture Corp.(a)	4,708
1,000	Hovnanian Enterprises, Inc., Class A†(a)	1,770
418	HSN, Inc.	23,926
300	Hyatt Hotels Corp., Class A†(a)	14,130
450	Iconix Brand Group, Inc.†(a)	6,084
237	International Speedway Corp., Class A	7,518
4,272	Interpublic Group of Cos., Inc. (The)	81,723
743	Interval Leisure Group, Inc.	13,641
300	iRobot Corp.†(a)	8,742
340	ITT Educational Services, Inc.†(a)	1,166
3,442	J.C. Penney Co., Inc.†(a)	31,976
350	Jack in the Box, Inc.	26,964
2,250	Jarden Corp.†	109,980
500	John Wiley & Sons, Inc., Class A	25,015
6,950	Johnson Controls, Inc.(a)	287,452
458	Journal Media Group, Inc.(a)	3,435
300	K12, Inc.†(a)	3,732
1,275	Kate Spade & Co.†	24,365
800	KB Home(a)	10,840
2,100	Kohl's Corp.(a)	97,251
2,440	L Brands, Inc.	219,917
278	Lands' End, Inc.†(a)	7,509
4,427	Las Vegas Sands Corp.(a)	168,093
818	Lear Corp.	88,982
750	Lee Enterprises, Inc.†(a)	1,560
1,210	Leggett & Platt, Inc.	49,912
1,850	Lennar Corp., Class A(a)	89,041
250	Libbey, Inc.	8,153
900	Liberty Broadband Corp., Class A†(a)	46,296
638	Liberty Broadband Corp., Class C†	32,646
4,725	Liberty Interactive Corp., Class A†	123,937
3,602	Liberty Media Corp., Class A†	128,663
2,554	Liberty Media Corp., Class C†	88,011
790	Liberty TripAdvisor Holdings, Inc., Class A†	17,514
1,603	Liberty Ventures, Ser A†	64,681
700	Lifetime Brands, Inc.	9,786
875	Lions Gate Entertainment Corp.(a)	32,200
234	Lithia Motors, Inc., Class A	25,298
1,512	Live Nation Entertainment, Inc.†	36,348
2,800	LKQ Corp.†	79,408
300	Loral Space & Communications, Inc.†(a)	14,124
10,356	Lowe's Cos., Inc.	713,736
241	Lumber Liquidators Holdings, Inc.†(a)	3,167
3,673	Macy's, Inc.	188,499
581	Madison Square Garden Co. (The), Class A†	41,913

Shares		Value
Consumer Discretionary — (continued)
100	Marcus Corp.	$1,934
700	Marine Products Corp.(a)	4,858
2,277	Marriott International, Inc., Class A(a)	155,291
278	Marriott Vacations Worldwide Corp.	18,943
3,100	Martha Stewart Living Omnimedia, Inc., Class A†(a)	18,476
3,355	Mattel, Inc.(a)	70,656
300	Mattress Firm Holding Corp.†(a)	12,528
496	McClatchy Co. (The), Class A†(a)	481
10,444	McDonald's Corp.	1,029,047
571	MDC Holdings, Inc.(a)	14,949
794	Media General, Inc.†(a)	11,108
475	Men's Wearhouse, Inc. (The)	20,197
500	Meritage Homes Corp.†(a)	18,260
4,425	MGM Resorts International†	81,641
732	Mohawk Industries, Inc.†	133,070
1,600	Monarch Casino & Resort, Inc.†	28,752
325	Monro Muffler Brake, Inc.	21,954
150	Morgans Hotel Group Co.†(a)	498
207	Morningstar, Inc.	16,614
300	Movado Group, Inc.	7,749
518	Murphy USA, Inc.†	28,464
200	NACCO Industries, Inc., Class A(a)	9,510
500	National CineMedia, Inc.(a)	6,710
50	Nautilus, Inc.†	750
4,389	Netflix, Inc.†(a)	453,208
301	New Media Investment Group, Inc.(a)	4,653
1,300	New York & Co., Inc.†	3,224
2,751	Newell Rubbermaid, Inc.	109,242
2,853	News Corp., Class A	36,005
6,877	NIKE, Inc., Class B	845,665
1,600	Nordstrom, Inc.	114,736
40	NVR, Inc.†	61,009
5,384	Office Depot, Inc.†(a)	34,565
2,625	Omnicom Group, Inc.(a)	172,988
1,042	O'Reilly Automotive, Inc.†	260,500
650	Orleans Homebuilders, Inc.†,(b)	—
200	Outerwall, Inc.(a)	11,386
300	Overstock.com, Inc.†(a)	5,148
50	Oxford Industries, Inc.	3,694
300	Panera Bread Co., Class A†	58,023
300	Papa John's International, Inc.(a)	20,544
700	Penske Automotive Group, Inc.(a)	33,908
1,500	Pep Boys-Manny Moe & Jack (The)†	18,285
100	Perry Ellis International, Inc.†(a)	2,196
800	Pinnacle Entertainment, Inc.†	27,072
540	Polaris Industries, Inc.(a)	64,730
450	Pool Corp.(a)	32,535
100	Popeyes Louisiana Kitchen, Inc.†(a)	5,636
525	Priceline Group, Inc.†	649,352
2,865	PulteGroup, Inc.	54,063
943	PVH Corp.(a)	96,129
580	Ralph Lauren Corp., Class A	68,533
1,500	RCI Hospitality Holdings, Inc.†(a)	15,630
1,000	ReachLocal, Inc.†(a)	2,110
300	Red Robin Gourmet Burgers, Inc.†(a)	22,722
925	Regal Entertainment Group, Class A(a)	17,288
200	Regis Corp.†(a)	2,620
205	Remy International, Inc.(a)	5,996
46	Restaurant Brands	1,595
4,603	Restaurant Brands International, Inc.(a)	165,340
116	Restoration Hardware Holdings, Inc.†(a)	10,824
100	Rocky Brands, Inc.	1,419
4,150	Ross Stores, Inc.	201,151
1,823	Royal Caribbean Cruises, Ltd.	162,411
500	Ruby Tuesday, Inc.†	3,105

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary — (continued)
500	Ryland Group, Inc. (The)(a)	$20,415
100	Salem Media Group, Inc., Class A(a)	612
700	Sally Beauty Holdings, Inc.†	16,625
325	Scholastic Corp.	12,662
1,500	Scientific Games Corp., Class A†(a)	15,675
926	Scripps Networks Interactive, Inc., Class A(a)	45,550
625	Sears Holdings Corp.†(a)	14,125
325	SeaWorld Entertainment, Inc.(a)	5,788
188	Select Comfort Corp.†	4,113
2,000	Service Corp. International(a)	54,200
475	ServiceMaster Global Holdings, Inc.†	15,936
600	Shoe Carnival, Inc.	14,280
400	Shutterfly, Inc.†(a)	14,300
793	Signet Jewelers, Ltd.	107,951
900	Sinclair Broadcast Group, Inc., Class A(a)	22,788
25,975	Sirius XM Holdings, Inc.†(a)	97,147
900	Six Flags Entertainment Corp.	41,202
350	Skechers U.S.A., Inc., Class A†(a)	46,928
300	Sonic Automotive, Inc., Class A	6,126
800	Sonic Corp.(a)	18,360
903	Sotheby's(a)	28,878
75	Spartan Motors, Inc.	310
400	Speedway Motorsports, Inc.	7,220
552	Stage Stores, Inc.(a)	5,432
300	Standard Motor Products, Inc.	10,464
200	Stanley Furniture Co., Inc.†	590
5,675	Staples, Inc.	66,568
15,698	Starbucks Corp.	892,274
1,903	Starwood Hotels & Resorts Worldwide, Inc.	126,511
1,177	Starz†(a)	43,949
600	Steven Madden, Ltd.†(a)	21,972
300	Sturm Ruger & Co., Inc.(a)	17,607
150	Superior Industries International, Inc.	2,802
100	Sypris Solutions, Inc.	121
600	Systemax, Inc.†(a)	4,494
6,752	Target Corp.	531,112
2,100	TEGNA, Inc.(a)	47,019
700	Tempur Sealy International, Inc.†	50,001
750	Tenneco, Inc.†	33,578
625	Tesla Motors, Inc.†(a)	155,250
1,000	Texas Roadhouse, Inc., Class A(a)	37,200
3,600	Thomson Reuters Corp.(a)	144,936
500	Thor Industries, Inc.	25,900
1,035	Tiffany & Co.	79,923
3,016	Time Warner Cable, Inc., Class A	540,980
9,522	Time Warner, Inc.	654,638
1,304	Time, Inc.(a)	24,841
6,650	TJX Cos., Inc.	474,943
1,200	Toll Brothers, Inc.†	41,088
325	TopBuild Corp.†(a)	10,065
1,300	Tractor Supply Co.(a)	109,616
200	Trans World Entertainment Corp.†(a)	754
1,900	TRI Pointe Group, Inc.†(a)	24,871
1,171	TripAdvisor, Inc.†(a)	73,797
200	Tuesday Morning Corp.†(a)	1,082
300	Tupperware Brands Corp.(a)	14,847
10	Turtle Beach Corp.†	24
13,438	Twenty-First Century Fox, Inc., Class A	362,557
697	Ulta Salon Cosmetics & Fragrance, Inc.†	113,855
1,600	Under Armour, Inc., Class A†(a)	154,848
200	Universal Electronics, Inc.†	8,406
500	Universal Technical Institute, Inc.(a)	1,755
800	Urban Outfitters, Inc.†(a)	23,504
138	Vail Resorts, Inc.	14,446

Shares		Value
Consumer Discretionary — (continued)
200	Value Line, Inc.(a)	$3,098
2,675	VF Corp.	182,462
3,857	Viacom, Inc., Class B(a)	166,430
700	Vista Outdoor, Inc.†	31,101
400	Visteon Corp.†	40,496
300	Vitamin Shoppe, Inc.†	9,792
17,775	Walt Disney Co. (The)	1,816,605
296	Weight Watchers International, Inc.†(a)	1,888
2,500	Wendy's Co. (The)(a)	21,625
829	Whirlpool Corp.	122,079
800	Williams-Sonoma, Inc.	61,080
500	Winnebago Industries, Inc.(a)	9,575
1,175	Wolverine World Wide, Inc.(a)	25,427
600	World Wrestling Entertainment, Inc., Class A(a)	10,140
1,176	Wyndham Worldwide Corp.(a)	84,554
904	Wynn Resorts, Ltd.(a)	48,020
4,741	Yum! Brands, Inc.	379,043
300	Zumiez, Inc.†(a)	4,689
		28,113,469
Consumer Staples — 9.2%
200	Alico, Inc.(a)	8,118
19,475	Altria Group, Inc.	1,059,440
375	Andersons, Inc. (The)	12,772
6,161	Archer-Daniels-Midland Co.	255,373
4,725	Avon Products, Inc.(a)	15,356
550	B&G Foods, Inc., Class A(a)	20,047
100	Boston Beer Co., Inc. (The), Class A†(a)	21,061
600	Boulder Brands, Inc.†(a)	4,914
1,409	Brown-Forman Corp., Class B(a)	136,532
1,350	Bunge, Ltd.	98,955
300	Calavo Growers, Inc.(a)	13,392
318	Cal-Maine Foods, Inc.(a)	17,366
1,975	Campbell Soup Co.	100,093
400	Casey's General Stores, Inc.	41,168
1,300	Church & Dwight Co., Inc.	109,070
1,274	Clorox Co. (The)(a)	147,185
42,515	Coca-Cola Co. (The)	1,705,702
2,395	Coca-Cola Enterprises, Inc.	115,798
9,636	Colgate-Palmolive Co.(a)	611,501
4,473	ConAgra Foods, Inc.	181,201
1,772	Constellation Brands, Inc., Class A	221,872
4,675	Costco Wholesale Corp.	675,865
725	Coty, Inc., Class A(a)	19,619
12,192	CVS Health Corp.	1,176,284
1,067	Dean Foods Co.	17,627
400	Diamond Foods, Inc.†	12,344
1,900	Dr. Pepper Snapple Group, Inc.	150,195
592	Edgewell Personal Care Co.(a)	48,307
592	Energizer Holdings, Inc.	22,917
2,200	Estee Lauder Cos., Inc. (The), Class A	177,496
2,230	Flowers Foods, Inc.(a)	55,170
400	Fresh Del Monte Produce, Inc.	15,804
6,525	General Mills, Inc.(a)	366,248
1,200	Hain Celestial Group, Inc. (The)†(a)	61,920
1,200	Herbalife, Ltd.†(a)	65,400
1,842	Hershey Co. (The)(a)	169,243
1,400	Hormel Foods Corp.	88,634
2,500	HRG Group, Inc.†	29,325
550	Ingles Markets, Inc., Class A(a)	26,307
800	Ingredion, Inc.(a)	69,848
300	Inter Parfums, Inc.	7,443
70	J&J Snack Foods Corp.	7,956
1,254	JM Smucker Co. (The)	143,069
2,875	Kellogg Co.	191,331
1,013	Keurig Green Mountain, Inc.(a)	52,818

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Staples — (continued)
3,977	Kimberly-Clark Corp.	$433,652
6,407	Kraft Heinz Co.	452,206
9,400	Kroger Co. (The)	339,058
212	Lancaster Colony Corp.	20,666
70	Mannatech, Inc.†	1,327
1,225	McCormick & Co., Inc.(a)	100,671
1,976	Mead Johnson Nutrition Co., Class A	139,110
200	MGP Ingredients, Inc.	3,202
1,500	Molson Coors Brewing Co., Class B	124,530
18,971	Mondelez International, Inc., Class A	794,316
1,559	Monster Beverage Corp.†	210,683
700	Nu Skin Enterprises, Inc., Class A(a)	28,896
15,858	PepsiCo, Inc.	1,495,410
15,607	Philip Morris International, Inc.	1,238,103
1,150	Pilgrim's Pride Corp.(a)	23,897
375	Pinnacle Foods, Inc.	15,705
650	Post Holdings, Inc.†(a)	38,415
29,164	Procter & Gamble Co. (The)	2,098,058
8,800	Reynolds American, Inc.	389,576
9,075	Rite Aid Corp.†	55,085
70	Rocky Mountain Chocolate Factory, Inc.	788
243	Sanderson Farms, Inc.	16,663
1,000	Snyder's-Lance, Inc.	33,730
400	SpartanNash Co.	10,340
300	Sprouts Farmers Market, Inc.†(a)	6,330
2,050	SUPERVALU, Inc.†	14,719
6,600	Sysco Corp.(a)	257,202
318	Tootsie Roll Industries, Inc.(a)	9,950
501	TreeHouse Foods, Inc.†(a)	38,973
3,230	Tyson Foods, Inc., Class A(a)	139,213
450	United Natural Foods, Inc.†(a)	21,830
300	Universal Corp.(a)	14,871
198	USANA Health Sciences, Inc.†(a)	26,538
1,275	Vector Group, Ltd.(a)	28,821
11,200	Walgreens Boots Alliance, Inc.	930,720
18,104	Wal-Mart Stores, Inc.	1,173,863
145	WD-40 Co.	12,915
1,121	WhiteWave Foods Co., Class A†	45,008
3,650	Whole Foods Market, Inc.(a)	115,523
		19,448,649
Energy — 6.4%
250	Alon USA Energy, Inc.(a)	4,517
1,000	Amyris, Inc.†(a)	2,010
5,464	Anadarko Petroleum Corp.	329,971
800	Antero Resources Corp.†(a)	16,928
4,038	Apache Corp.	158,128
300	Approach Resources, Inc.†(a)	561
600	Atwood Oceanics, Inc.(a)	8,886
4,245	Baker Hughes, Inc.	220,910
600	Barnwell Industries, Inc.†	1,116
400	Bill Barrett Corp.†(a)	1,320
300	BP Prudhoe Bay Royalty Trust	12,327
200	Bristow Group, Inc.(a)	5,232
3,700	Cabot Oil & Gas Corp.	80,882
3,964	California Resources Corp.(a)	10,306
1,500	Callon Petroleum Co.†	10,935
2,150	Cameron International Corp.†	131,838
150	CARBO Ceramics, Inc.(a)	2,848
400	Carrizo Oil & Gas, Inc.†(a)	12,216
2,400	Cheniere Energy, Inc.†	115,920
6,875	Chesapeake Energy Corp.(a)	50,394
20,305	Chevron Corp.	1,601,658
786	Cimarex Energy Co.	80,549
113	Clayton Williams Energy, Inc.†(a)	4,386
600	Clean Energy Fuels Corp.†(a)	2,700
1,000	Cloud Peak Energy, Inc.†(a)	2,630

Shares		Value
Energy — (continued)
3,315	Columbia Pipeline Group, Inc.	$60,631
400	Comstock Resources, Inc.(a)	764
1,022	Concho Resources, Inc.†(a)	100,463
13,217	ConocoPhillips	633,887
2,600	Consol Energy, Inc.(a)	25,480
830	Continental Resources, Inc.†	24,045
200	Cross Timbers Royalty Trust	3,096
78	Dawson Geophysical Co.†(a)	297
175	Delek US Holdings, Inc.	4,847
3,779	Denbury Resources, Inc.(a)	9,221
4,416	Devon Energy Corp.	163,789
850	Diamond Offshore Drilling, Inc.(a)	14,705
650	Diamondback Energy, Inc.	41,990
445	Dril-Quip, Inc.†(a)	25,908
757	Enbridge Energy Management LLC	18,001
490	Energen Corp.(a)	24,432
1,271	Energy XXI Bermuda, Ltd.(a)	1,335
1,550	EnLink Midstream LLC	28,334
5,063	EOG Resources, Inc.	368,586
1,560	EQT Corp.	101,041
300	Era Group, Inc.†	4,491
812	Exterran Holdings, Inc.	14,616
44,864	Exxon Mobil Corp.	3,335,638
1,606	FMC Technologies, Inc.†	49,786
300	Forum Energy Technologies, Inc.†(a)	3,663
226	Geospace Technologies Corp.†(a)	3,121
300	Green Plains, Inc.	5,838
381	Gulf Island Fabrication, Inc.	4,012
300	Gulfmark Offshore, Inc., Class A(a)	1,833
900	Gulfport Energy Corp.†	26,712
3,775	Halcon Resources Corp.†(a)	2,001
9,131	Halliburton Co.	322,781
1,000	Helix Energy Solutions Group, Inc.†(a)	4,790
1,150	Helmerich & Payne, Inc.(a)	54,349
2,949	Hess Corp.	147,627
1,408	HollyFrontier Corp.	68,767
500	Hornbeck Offshore Services, Inc.,†(a)	6,765
13,460	Kinder Morgan, Inc.	372,573
7,272	Marathon Oil Corp.(a)	111,989
6,406	Marathon Petroleum Corp.	296,790
375	Matador Resources Co.†(a)	7,777
450	Matrix Service Co.†	10,111
2,875	McDermott International, Inc.†(a)	12,363
550	Memorial Resource Development Corp.†(a)	9,669
1,575	Murphy Oil Corp.(a)	38,115
3,100	Nabors Industries, Ltd.	29,295
4,661	National Oilwell Varco, Inc.(a)	175,487
1,525	Newfield Exploration Co.†	50,173
875	Newpark Resources, Inc.†(a)	4,480
3,137	Noble Energy, Inc.	94,675
1,000	Northern Oil and Gas, Inc.†(a)	4,420
400	Northern Tier Energy(c)	9,120
8,212	Occidental Petroleum Corp.	543,224
800	Oceaneering International, Inc.	31,424
500	Oil States International, Inc.†	13,065
2,050	ONEOK, Inc.	66,010
1	Pacific Ethanol, Inc.†(a)	6
1,325	Parker Drilling Co.†(a)	3,485
650	Parsley Energy, Inc., Class A†(a)	9,796
1,950	Patterson-UTI Energy, Inc.(a)	25,623
675	PBF Energy, Inc., Class A(a)	19,055
375	PDC Energy, Inc.†(a)	19,879
700	Penn Virginia Corp.†(a)	371
2,300	PetroQuest Energy, Inc.†(a)	2,691

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Energy — (continued)
5,981	Phillips 66	$459,580
675	Pioneer Energy Services Corp.†(a)	1,417
1,484	Pioneer Natural Resources Co.(a)	180,514
2,200	QEP Resources, Inc.	27,566
1,708	Range Resources Corp.(a)	54,861
109	Renewable Energy Group, Inc.†(a)	903
600	Rex Energy Corp.†(a)	1,242
675	Rice Energy, Inc.†(a)	10,908
1,600	Rowan PLC, Class A(a)	25,840
1,012	RPC, Inc.(a)	8,956
325	Sanchez Energy Corp.†(a)	1,999
13,762	Schlumberger, Ltd.	949,165
300	SEACOR Holdings, Inc.†(a)	17,943
450	SemGroup Corp., Class A	19,458
576	Seventy Seven Energy, Inc.†(a)	795
1,000	Ship Finance International, Ltd.(a)	16,250
750	SM Energy Co.(a)	24,030
1,000	Solazyme, Inc.†(a)	2,600
3,325	Southwestern Energy Co.†(a)	42,194
7,241	Spectra Energy Corp.(a)	190,221
475	Stone Energy Corp.†(a)	2,356
1,706	Superior Energy Services, Inc.	21,547
230	Targa Resources Corp.	11,850
775	Teekay Corp.(a)	22,971
1,500	Tesoro Corp.	145,860
850	TETRA Technologies, Inc.†	5,024
1,600	Trico Marine Services, Inc.†,(b)	—
1,475	Ultra Petroleum Corp.†(a)	9,425
500	Unit Corp.†(a)	5,630
1,100	VAALCO Energy, Inc.†(a)	1,870
5,564	Valero Energy Corp.	334,396
800	W&T Offshore, Inc.(a)	2,400
1,150	Western Refining, Inc.	50,738
300	Westmoreland Coal Co.†(a)	4,227
1,922	Whiting Petroleum Corp.†(a)	29,349
8,500	Williams Cos., Inc. (The)	313,225
800	World Fuel Services Corp.	28,640
1,925	WPX Energy, Inc.†(a)	12,744
		13,577,170
Financials — 18.7%
676	Acadia Realty Trust(a) (d)	20,327
578	Affiliated Managers Group, Inc.†	98,832
4,525	Aflac, Inc.	263,038
450	Alexander & Baldwin, Inc.	15,448
859	Alexandria Real Estate Equities, Inc.(a) (d)	72,732
127	Alleghany Corp.†	59,450
4,525	Allstate Corp. (The)	263,536
33	Altisource Residential Corp., Class B(a) (d)	459
1,282	American Campus Communities, Inc.(a)	46,460
3,525	American Capital Agency Corp.(d)	65,917
575	American Capital Mortgage Investment Corp.(d)	8,475
2,600	American Capital, Ltd.†	31,616
1,100	American Equity Investment Life Holding Co.(a)	25,641
9,283	American Express Co.	688,149
700	American Financial Group, Inc.	48,237
1,700	American Homes 4 Rent, Class A(a)	27,336
5,550	American International Group, Inc.	315,351
300	American National Insurance Co.	29,292
4,538	American Tower Corp., Class A(d)	399,253
1,852	Ameriprise Financial, Inc.	202,109
332	AmTrust Financial Services, Inc.(a)	20,909
11,050	Annaly Capital Management, Inc.(d)	109,063
1,500	Anworth Mortgage Asset Corp.(d)	7,410

Shares		Value
Financials — (continued)
1,481	Apartment Investment & Management Co., Class A(d)	$54,827
600	Apollo Commercial Real Estate Finance, Inc.(a) (d)	9,426
200	Arbor Realty Trust, Inc.(d)	1,272
1,100	Arch Capital Group, Ltd.†(a)	80,817
3,675	Ares Capital Corp.(a)	53,214
330	Argo Group International Holdings, Ltd.	18,675
4	Arlington Asset Investment Corp., Class A(a)	56
1,550	Arthur J. Gallagher & Co.	63,984
300	Artisan Partners Asset Management, Inc., Class A(a)	10,569
130	Ashford Hospitality Prime, Inc.(d)	1,824
544	Ashford Hospitality Trust, Inc.(a) (d)	3,318
6	Ashford, Inc.†	381
650	Aspen Insurance Holdings, Ltd.	30,206
1,200	Associated Banc-Corp(a)	21,564
600	Assurant, Inc.	47,406
1,175	Assured Guaranty, Ltd.	29,375
700	Astoria Financial Corp.	11,270
200	Atlanticus Holdings Corp.†(a)	736
600	AV Homes, Inc.†(a)	8,112
1,508	AvalonBay Communities, Inc.(d)	263,629
775	Axis Capital Holdings, Ltd.	41,633
50	Bancorp, Inc.†(a)	381
1,150	BancorpSouth, Inc.(a)	27,335
119,573	Bank of America Corp.	1,862,947
450	Bank of Hawaii Corp.(a)	28,570
12,713	Bank of New York Mellon Corp. (The)	497,714
1,115	Bank of the Ozarks, Inc.(a)	48,792
700	BankFinancial Corp.(a)	8,701
375	BankUnited, Inc.	13,406
300	Banner Corp.	14,331
8,612	BB&T Corp.	306,587
600	BBCN Bancorp, Inc.	9,012
4	BBX Capital Corp., Class A†(a)	64
549	Beneficial Bancorp, Inc.†(a)	7,280
21,012	Berkshire Hathaway, Inc., Class B†	2,739,965
2,300	BGC Partners, Inc., Class A	18,906
2,525	BioMed Realty Trust, Inc.(d)	50,449
1,383	BlackRock, Inc., Class A	411,401
900	Blackstone Mortgage Trust, Inc., Class A(d)	24,696
168	BofI Holding, Inc.†(a)	21,643
300	BOK Financial Corp.(a)	19,413
1,000	Boston Private Financial Holdings, Inc.	11,700
1,757	Boston Properties, Inc.(d)	208,029
1,988	Brandywine Realty Trust(d)	24,492
525	Brixmor Property Group, Inc.	12,327
3,075	Brookfield Property Partners	65,990
1,500	Brookline Bancorp, Inc.	15,210
1,300	Brown & Brown, Inc.(a)	40,261
100	Camden National Corp.(a)	4,040
1,125	Camden Property Trust(a)	83,137
30	Capital Bank Financial Corp., Class A†	907
350	Capital City Bank Group, Inc.	5,222
5,931	Capital One Financial Corp.	430,116
1,000	Capitol Federal Financial, Inc.(a)	12,120
1,700	Capstead Mortgage Corp.(a) (d)	16,813
100	Cardinal Financial Corp.	2,301
978	Care Capital Properties, Inc.(d)	32,206
403	CareTrust, Inc.(d)	4,574
325	Cash America International, Inc.(a)	9,090
763	Cathay General Bancorp(a)	22,859
1,205	CBL & Associates Properties, Inc.(d)	16,569
600	CBOE Holdings, Inc.	40,248

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
3,125	CBRE Group, Inc., Class A†	$100,000
650	Cedar Realty Trust, Inc.(a) (d)	4,036
12,839	Charles Schwab Corp. (The)	366,682
498	Charter Financial Corp.(a)	6,315
425	Chatham Lodging Trust(d)	9,129
500	Chemical Financial Corp.	16,175
2,380	Chimera Investment Corp.(d)	31,821
2,471	Chubb Corp. (The)	303,068
23	CIFC Corp.(a)	164
1,294	Cincinnati Financial Corp.	69,617
1,650	CIT Group, Inc.	66,049
34,490	Citigroup, Inc.	1,711,049
1,875	Citizens Financial Group, Inc.	44,737
300	City Holding Co.(a)	14,790
600	City National Corp.(a)	52,836
3,172	CME Group, Inc., Class A	294,171
300	CNA Financial Corp.	10,479
1,625	CNO Financial Group, Inc.(a)	30,566
750	CoBiz Financial, Inc.	9,757
350	Cohen & Steers, Inc.	9,607
1,250	Colony Capital, Inc., Class A(a) (d)	24,450
276	Columbia Banking System, Inc.	8,614
1,625	Columbia Property Trust, Inc.(d)	37,700
2,083	Comerica, Inc.	85,611
1,435	Commerce Bancshares, Inc.(a)	65,379
878	Communications Sales & Leasing, Inc.(a) (d)	15,716
500	Community Bank System, Inc.(a)	18,585
110	Community Trust Bancorp, Inc.(a)	3,906
300	CoreSite Realty Corp. (d)	15,432
850	Corporate Office Properties Trust(d)	17,875
1,199	Corrections Corp. of America(a) (d)	35,418
2,613	Cousins Properties, Inc.(a)	24,092
199	Cowen Group, Inc., Class A†(a)	907
200	Crawford & Co., Class B	1,122
112	Credit Acceptance Corp.†(a)	22,050
4,050	Crown Castle International Corp.(d)	319,423
1,737	CubeSmart, Class Comdty	47,264
432	Cullen/Frost Bankers, Inc.(a)	27,467
1,000	CVB Financial Corp.	16,700
725	CyrusOne, Inc.(a) (d)	23,678
1,187	DCT Industrial Trust, Inc.(a)	39,954
3,845	DDR Corp.(d)	59,136
2,502	DiamondRock Hospitality Co.(a) (d)	27,647
1,450	Digital Realty Trust, Inc.(a) (d)	94,714
4,850	Discover Financial Services	252,152
1,100	Donegal Group, Inc., Class A(a)	15,466
1,725	Douglas Emmett, Inc.	49,542
3,626	Duke Realty Corp.	69,075
700	DuPont Fabros Technology, Inc.(d)	18,116
2,728	E*Trade Financial Corp.†	71,828
300	Eagle Bancorp, Inc.†	13,650
1,425	East West Bancorp, Inc.	54,748
375	EastGroup Properties, Inc.(d)	20,317
1,325	Eaton Vance Corp.(a)	44,281
633	Education Realty Trust, Inc.(a) (d)	20,857
175	eHealth, Inc.†	2,242
425	Ellington Financial LLC	7,599
1,100	Empire State Realty Trust, Inc., Class A(d)	18,733
375	Employers Holdings, Inc.	8,359
200	Encore Capital Group, Inc.†(a)	7,400
588	Endurance Specialty Holdings, Ltd.	35,886
297	Enova International, Inc.†(a)	3,035
120	Enstar Group, Ltd.†(a)	18,000
50	Enterprise Financial Services Corp.	1,258
600	EPR Properties(d)	30,942

Shares		Value
Financials — (continued)
516	Equinix, Inc.(a) (d)	$141,074
1,293	Equity Commonwealth† (d)	35,221
1,000	Equity Lifestyle Properties, Inc.	58,570
4,054	Equity Residential(d)	304,536
300	Erie Indemnity Co., Class A	24,882
719	Essex Property Trust, Inc.(d)	160,639
350	Evercore Partners, Inc., Class A(a)	17,584
336	Everest Re Group, Ltd.	58,242
1,500	Extra Space Storage, Inc.	115,740
1,000	Ezcorp, Inc., Class A†(a)	6,170
14,375	Fannie Mae†	32,345
690	Federal Realty Investment Trust	94,150
1,200	Federated Investors, Inc., Class B(a)	34,680
200	Federated National Holding Co.(a)	4,804
8,801	Fifth Third Bancorp	166,427
525	Financial Engines, Inc.(a)	15,472
1,200	Financial Institutions, Inc.	29,736
100	First Acceptance Corp.†(a)	270
827	First American Financial Corp.(a)	32,311
300	First Bancorp	5,100
2,516	First BanCorp†	8,957
500	First Cash Financial Services, Inc.†	20,030
50	First Citizens BancShares, Inc., Class A(a)	11,300
800	First Commonwealth Financial Corp.(a)	7,272
425	First Community Bancshares, Inc.	7,608
575	First Financial Bancorp	10,971
600	First Financial Bankshares, Inc.(a)	19,068
100	First Financial Corp.(a)	3,235
2,433	First Horizon National Corp.(a)	34,500
1,375	First Industrial Realty Trust, Inc.(d)	28,806
425	First Merchants Corp.	11,144
800	First Midwest Bancorp, Inc.	14,032
3,424	First Niagara Financial Group, Inc.	34,959
800	First Potomac Realty Trust(a) (d)	8,800
150	First Republic Bank(a)	9,416
1,582	FirstMerit Corp.(a)	27,954
1,650	FNB Corp.(a)	21,368
3,184	FNF Group	112,936
2,100	Forest City Enterprises, Inc., Class A†	42,273
4,546	Franklin Resources, Inc.	169,384
950	Franklin Street Properties Corp.(d)	10,212
8,075	Freddie Mac†	17,765
2,700	FS Investment Corp.(a)	25,164
1,850	Fulton Financial Corp.(a)	22,385
1,137	Gaming and Leisure Properties, Inc.(d)	33,769
4,415	General Growth Properties, Inc.(d)	114,658
5,850	Genworth Financial, Inc., Class A†(a)	27,027
400	Getty Realty Corp.(a) (d)	6,320
900	Glacier Bancorp, Inc.(a)	23,751
50	Gleacher & Co., Inc.	375
4,638	Goldman Sachs Group, Inc. (The)	805,899
475	Golub Capital BDC, Inc.	7,590
550	Government Properties Income Trust(a) (d)	8,800
550	Green Dot Corp., Class A†	9,680
300	Greenhill & Co., Inc.(a)	8,541
200	Guaranty Bancorp	3,294
100	Hallmark Financial Services, Inc.†	1,149
800	Hancock Holding Co.(a)	21,640
69	Hanmi Financial Corp.	1,739
400	Hanover Insurance Group, Inc. (The)	31,080
4,525	Hartford Financial Services Group, Inc.	207,154
1,000	Hatteras Financial Corp.(d)	15,150
775	HCC Insurance Holdings, Inc.	60,039
5,150	HCP, Inc.(d)	191,838
1,175	Healthcare Realty Trust, Inc.(a) (d)	29,199

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
1,025	Healthcare Trust of America, Inc., Class A(d)	$25,123
775	Hercules Technology Growth Capital, Inc.	7,835
50	Heritage Commerce Corp.(a)	567
375	HFF, Inc., Class A	12,660
1,100	Highwoods Properties, Inc.(a)	42,625
1,500	Hilltop Holdings, Inc.†(a)	29,715
625	Home BancShares, Inc.	25,313
800	Home Properties, Inc.(a) (d)	59,800
375	Horace Mann Educators Corp.	12,457
1,850	Hospitality Properties Trust(d)	47,323
8,574	Host Hotels & Resorts, Inc. (a) (d)	135,555
421	Howard Hughes Corp. (The)†	48,306
5,676	Hudson City Bancorp, Inc.	57,725
700	Hudson Pacific Properties, Inc.(d)	20,153
9,351	Huntington Bancshares, Inc.	99,121
375	IBERIABANK Corp.	21,829
85	Impac Mortgage Holdings, Inc.†(a)	1,390
300	Independent Bank Corp.(a)	13,830
1,100	Inland Real Estate Corp.(d)	8,910
500	Interactive Brokers Group, Inc., Class A(a)	19,735
1,217	Intercontinental Exchange, Inc.	285,983
700	International Bancshares Corp.	17,521
500	INTL FCStone, Inc.†(a)	12,345
1,000	Invesco Mortgage Capital, Inc.(a) (d)	12,240
4,625	Invesco, Ltd.	144,439
1,000	Investment Technology Group, Inc.	13,340
1,800	Investors Real Estate Trust(a) (d)	13,932
2,247	Iron Mountain, Inc.(a) (d)	69,702
2,475	Janus Capital Group, Inc.(a)	33,660
500	Jones Lang LaSalle, Inc.	71,885
40,259	JPMorgan Chase & Co.	2,454,591
828	Kearny Financial Corp.(a)	9,497
650	Kemper Corp.(a)	22,990
925	Kennedy-Wilson Holdings, Inc.	20,507
9,023	KeyCorp	117,389
1,000	Kilroy Realty Corp.(a)	65,160
4,650	Kimco Realty Corp.(a) (d)	113,600
1,125	Kite Realty Group Trust(a) (d)	26,786
1,000	Lamar Advertising Co., Class A(d)	52,180
1,000	LaSalle Hotel Properties(a)	28,390
375	LegacyTexas Financial Group, Inc.	11,430
1,200	Legg Mason, Inc.	49,932
90	LendingTree, Inc.†(a)	8,373
4,282	Leucadia National Corp.	86,753
1,525	Liberty Property Trust	48,053
2,775	Lincoln National Corp.	131,702
3,925	Loews Corp.	141,850
200	LPL Financial Holdings, Inc.(a)	7,954
350	LTC Properties, Inc.(d)	14,935
1,172	M&T Bank Corp.	142,925
1,751	Macerich Co. (The)(d)	134,512
1,025	Mack-Cali Realty Corp.(d)	19,352
475	Main Street Capital Corp.(a)	12,663
138	Markel Corp.†(a)	110,657
350	MarketAxess Holdings, Inc.	32,508
5,820	Marsh & McLennan Cos., Inc.	303,920
865	MB Financial, Inc.(a)	28,234
1,900	MBIA, Inc.†(a)	11,552
2,531	McGraw Hill Financial, Inc.	218,932
600	Medallion Financial Corp.(a)	4,548
1,500	Medical Properties Trust, Inc.(a) (d)	16,590
300	Mercury General Corp.(a)	15,153
10,796	MetLife, Inc.	509,031
4,000	MFA Financial, Inc. (a) (d)	27,240

Shares		Value
Financials — (continued)
1,500	MGIC Investment Corp.†	$13,890
914	Mid-America Apartment Communities, Inc.(d)	74,829
2,300	Monogram Residential Trust, Inc.(a) (d)	21,413
1,784	Moody's Corp.	175,189
17,225	Morgan Stanley	542,588
997	MSCI, Inc., Class A	59,282
1,325	NASDAQ OMX Group, Inc. (The)	70,662
325	National Health Investors, Inc.(d)	18,684
400	National Interstate Corp.(a)	10,672
2,500	National Penn Bancshares, Inc.	29,375
1,200	National Retail Properties, Inc. (d)	43,524
3,100	Navient Corp.	34,844
500	NBT Bancorp, Inc.(a)	13,470
325	Nelnet, Inc., Class A	11,248
650	New Mountain Finance Corp.(a)	8,834
1,400	New Residential Investment Corp.(d)	18,340
695	New Senior Investment Group, Inc.(d)	7,270
5,087	New York Community Bancorp, Inc.(a)	91,871
2,000	New York, Inc.(d)	20,120
695	Newcastle Investment Corp.(d)	3,051
2,650	Northern Trust Corp.	180,624
2,153	NorthStar Asset Management Group, Inc.(a)	30,917
3,253	NorthStar Realty Finance Corp.(a) (d)	40,175
875	Northwest Bancshares, Inc.(a)	11,375
1,400	Oaktree Capital Group LLC, Class A	69,300
432	OFG Bancorp(a)	3,771
1,500	Old National Bancorp	20,895
3,236	Old Republic International Corp.	50,611
400	Old Second Bancorp, Inc.†	2,492
1,275	Omega Healthcare Investors, Inc.(a) (d)	44,816
600	OneBeacon Insurance Group, Ltd., Class A(a)	8,424
400	Oritani Financial Corp.(a)	6,248
336	Outfront Media, Inc.(d)	6,989
1,267	PacWest Bancorp	54,240
1,800	Paramount Group, Inc.	30,240
187	Park National Corp.	16,871
1,100	Parkway Properties, Inc.(d)	17,116
425	PartnerRe, Ltd.	59,024
1,000	Pebblebrook Hotel Trust(a)	35,450
775	PennyMac Mortgage Investment Trust(a) (d)	11,989
2,997	People's United Financial, Inc.(a)	47,143
573	PHH Corp.†	8,091
62	Phoenix, Inc.†	2,045
2,100	Piedmont Office Realty Trust, Inc., Class A(d)	37,569
350	Pinnacle Financial Partners, Inc.	17,294
300	Piper Jaffray Cos.†	10,851
2,184	Plum Creek Timber Co., Inc.(a) (d)	86,290
5,606	PNC Financial Services Group, Inc.	500,055
1,157	Popular, Inc.	34,976
600	Post Properties, Inc.(d)	34,974
400	Potlatch Corp.(d)	11,516
600	PRA Group, Inc.†(a)	31,752
200	Preferred Bank(a)	6,320
600	Primerica, Inc.(a)	27,042
2,550	Principal Financial Group, Inc.	120,717
697	PrivateBancorp, Inc., Class A	26,716
830	ProAssurance Corp.	40,728
5,875	Progressive Corp. (The)(a)	180,010
5,660	Prologis, Inc.(d)	220,174
3,375	Prospect Capital Corp.(a)	24,064
800	Prosperity Bancshares, Inc.(a)	39,288

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
1,500	Provident Financial Services, Inc.	$29,250
4,956	Prudential Financial, Inc.	377,697
300	PS Business Parks, Inc.(d)	23,814
1,655	Public Storage(d)	350,248
2,077	Pzena Investment Management, Inc., Class A(a)	18,485
2,145	Radian Group, Inc.(a)	34,127
66	RAIT Financial Trust(a) (d)	327
1,000	Ramco-Gershenson Properties Trust(a) (d)	15,010
1,525	Raymond James Financial, Inc.	75,686
1,501	Rayonier, Inc.(a) (d)	33,127
2,000	Realty Income Corp. (a) (d)	94,780
1,200	Redwood Trust, Inc.(a) (d)	16,608
1,025	Regency Centers Corp.(a)	63,704
14,006	Regions Financial Corp.	126,194
550	Reinsurance Group of America, Inc., Class A	49,825
400	RenaissanceRe Holdings, Ltd.	42,528
400	Renasant Corp.	13,140
315	Republic Bancorp, Inc., Class A(a)	7,733
250	Resource America, Inc., Class A	1,663
50	Resource Capital†(a)	558
725	Retail Opportunity Investments Corp.(d)	11,992
725	Retail Properties of America, Inc., Class A(d)	10,215
425	RLI Corp.(a)	22,750
1,500	RLJ Lodging Trust(a)	37,905
174	Rouse Properties, Inc.(a) (d)	2,711
825	Ryman Hospitality Properties, Inc.(d)	40,615
200	Saul Centers, Inc.(d)	10,350
150	Seacoast Banking Corp of Florida† (e)	2,202
1,300	SEI Investments Co.	62,699
350	Select Income (a) (d)	6,654
600	Selective Insurance Group, Inc.	18,636
2,750	Senior Housing Properties Trust(d)	44,550
600	Seritage Growth Properties†(a) (d)	22,350
606	Signature Bank†	83,361
152	Silver Bay Realty Trust Corp.(d)	2,434
200	Simmons First National Corp., Class A(a)	9,586
3,493	Simon Property Group, Inc.(d)	641,734
1,057	SL Green Realty Corp.(a) (d)	114,325
4,300	SLM Corp.†	31,820
500	Solar Capital, Ltd.	7,910
300	South State Corp.	23,061
315	Southside Bancshares, Inc.	8,678
50	Southwest Bancorp, Inc.	821
450	Sovran Self Storage, Inc.(d)	42,435
4,000	Spirit Realty Capital, Inc.(d)	36,560
300	Springleaf Holdings, Inc., Class A†	13,116
500	St. Joe Co. (The)†(a)	9,565
450	STAG Industrial, Inc.(d)	8,195
490	StanCorp Financial Group, Inc.	55,958
2,550	Starwood Property Trust, Inc.(a) (d)	52,326
415	Starwood Waypoint Residential Trust(a) (d)	9,889
400	State Auto Financial Corp.(a)	9,124
4,765	State Street Corp.	320,256
1,113	Sterling Bancorp	16,550
300	Stewart Information Services Corp.	12,273
640	Stifel Financial Corp.†(a)	26,944
3,125	Strategic Hotels & Resorts, Inc.† (d)	43,094
50	Suffolk Bancorp	1,366
164	Sun Bancorp, Inc.†(a)	3,147
500	Sun Communities, Inc.(d)	33,880
1,318	Sunstone Hotel Investors, Inc.(d)	17,437
5,905	SunTrust Banks, Inc.	225,807

Shares		Value
Financials — (continued)
501	SVB Financial Group†	$57,886
1,000	Symetra Financial Corp.	31,640
1,650	Synchrony Financial†	51,645
1,547	Synovus Financial Corp.	45,791
2,754	T Rowe Price Group, Inc.(a)	191,403
1,300	Tanger Factory Outlet Centers, Inc.	42,861
800	Taubman Centers, Inc.(d)	55,264
1,500	TCF Financial Corp.	22,740
3,153	TD Ameritrade Holding Corp.	100,392
50	Tejon Ranch Co.†(a)	1,091
575	Terreno Realty Corp.(a) (d)	11,293
384	Texas Capital Bancshares, Inc.†(a)	20,129
1,250	TFS Financial Corp.	21,563
300	Tompkins Financial Corp.	16,008
1,250	Torchmark Corp.(a)	70,500
103	Towne Bank(a)	1,942
3,522	Travelers Cos., Inc. (The)	350,545
350	Triangle Capital Corp.(a)	5,768
409	TriCo Bancshares	10,049
1,300	Trinity Place Holdings, Inc.†	8,125
1,208	TrustCo Bank Corp. NY(a)	7,055
1,000	Trustmark Corp.(a)	23,170
4,125	Two Harbors Investment Corp.(d)	36,383
19,209	U.S. Bancorp	787,761
2,853	UDR, Inc. (d)	98,371
400	UMB Financial Corp.(a)	20,324
2,275	Umpqua Holdings Corp.	37,083
575	Union Bankshares Corp.	13,800
832	United Bankshares, Inc.(a)	31,608
474	United Community Banks, Inc.	9,689
317	United Community Financial Corp.(a)	1,585
542	United Financial Bancorp, Inc.	7,073
300	United Fire Group, Inc.	10,515
384	United Security Bancshares†	2,035
200	Universal Health Realty Income Trust(a) (d)	9,388
2,132	Unum Group	68,395
1,286	Urban Edge Properties(d)	27,765
500	Urstadt Biddle Properties, Inc., Class A(a) (d)	9,370
1,083	Validus Holdings, Ltd.	48,811
2,225	Valley National Bancorp(a)	21,894
3,915	Ventas, Inc.(d)	219,475
8,775	VEREIT, Inc.(d)	67,743
48	Virtus Investment Partners, Inc.	4,824
2,072	Vornado Realty Trust(d)	187,350
2,225	Voya Financial, Inc.	86,263
687	W.R. Berkley Corp.(a)	37,352
1,125	Waddell & Reed Financial, Inc., Class A(a)	39,116
220	Walter Investment Management Corp.†(a)	3,575
1,333	Washington Federal, Inc.	30,326
1,250	Washington Real Estate Investment Trust(a) (d)	31,163
400	Washington Trust Bancorp, Inc.(a)	15,380
1,100	Webster Financial Corp.	39,193
1,700	Weingarten Realty Investors(d)	56,287
53,217	Wells Fargo & Co.	2,732,693
3,662	Welltower, Inc.(d)	247,991
350	WesBanco, Inc.(a)	11,008
383	Westamerica Bancorporation(a)	17,021
1,150	Western Alliance Bancorp†	35,317
200	Westfield Financial, Inc.(a)	1,530
5,083	Weyerhaeuser Co. (d)	138,969
80	White Mountains Insurance Group, Ltd.	59,784
700	Wilshire Bancorp, Inc.(a)	7,357
425	Wintrust Financial Corp.	22,708
750	WisdomTree Investments, Inc.(a)	12,098

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
100	World Acceptance Corp.†(a)	$2,684
2,292	WP GLIMCHER, Inc.(d)	26,725
2,280	Zions Bancorporation	62,791
		39,273,160
Health Care — 13.2%
16,000	Abbott Laboratories	643,520
14,225	AbbVie, Inc.(a)	773,982
350	ABIOMED, Inc.†	32,466
475	Acadia Healthcare Co., Inc.†(a)	31,478
625	ACADIA Pharmaceuticals, Inc.†(a)	20,669
300	Accretive Health, Inc.†	744
375	Acorda Therapeutics, Inc.†(a)	9,941
300	Aegerion Pharmaceuticals, Inc.†(a)	4,080
3,768	Aetna, Inc.	412,257
200	Affymetrix, Inc.†(a)	1,708
3,346	Agilent Technologies, Inc.	114,868
300	Agios Pharmaceuticals, Inc.†(a)	21,177
300	Air Methods Corp.†(a)	10,227
900	Akorn, Inc.†(a)	25,654
700	Albany Molecular Research, Inc.†(a)	12,194
850	Alere, Inc.†	40,927
1,828	Alexion Pharmaceuticals, Inc.†	285,881
750	Align Technology, Inc.†(a)	42,570
1,300	Alkermes PLC†(a)	76,271
4,075	Allergan PLC†	1,107,626
140	Alliance HealthCare Services, Inc.†	1,366
1,825	Allscripts Healthcare Solutions, Inc.†	22,630
596	Alnylam Pharmaceuticals, Inc.†(a)	47,895
100	AMAG Pharmaceuticals, Inc.†(a)	3,973
201	Amedisys, Inc.†	7,632
600	American CareSource Holdings, Inc.†(a)	744
2,322	AmerisourceBergen Corp., Class A	220,567
7,096	Amgen, Inc.	981,519
1,225	Amicus Therapeutics, Inc.†(a)	17,138
250	AMN Healthcare Services, Inc.†	7,502
375	Amsurg Corp., Class A†	29,141
475	Anacor Pharmaceuticals, Inc.†(a)	55,912
130	Analogic Corp.	10,665
500	Anika Therapeutics, Inc.†(a)	15,915
2,885	Anthem, Inc.	403,900
600	Arrowhead Research Corp.†(a)	3,456
45	Asterias Biotherapeutics, Inc.†(a)	174
443	athenahealth, Inc.†(a)	59,074
5,838	Baxalta, Inc.	183,955
5,838	Baxter International, Inc.	191,778
2,155	Becton Dickinson and Co.	285,882
2,081	Biogen, Inc.†	607,257
1,075	BioMarin Pharmaceutical, Inc.†	113,219
300	Bio-Rad Laboratories, Inc., Class A†(a)	40,293
500	Bio-Techne Corp.	46,230
286	Bluebird Bio, Inc.†(a)	24,467
12,139	Boston Scientific Corp.†	199,201
17,950	Bristol-Myers Squibb Co.	1,062,640
2,194	Brookdale Senior Living, Inc., Class A†(a)	50,374
1,500	Bruker Corp.†(a)	24,645
725	C.R. Bard, Inc.	135,075
350	Cambrex Corp.†	13,888
100	Capital Senior Living Corp.†(a)	2,005
3,513	Cardinal Health, Inc.	269,869
325	Cardiovascular Systems, Inc.†(a)	5,148
550	Catalent, Inc.†(a)	13,365
8,614	Celgene Corp.†	931,776
927	Celldex Therapeutics, Inc.†(a)	9,771
1,260	Centene Corp.†(a)	68,330
500	Cepheid, Inc.†(a)	22,600

Shares		Value
Health Care — (continued)
2,850	Cerner Corp.†	$170,886
500	Charles River Laboratories International, Inc.†	31,760
136	Chemed Corp.(a)	18,152
2,763	Cigna Corp.	373,060
300	Clovis Oncology, Inc.†	27,588
832	Community Health Systems, Inc.†	35,585
100	Computer Programs & Systems, Inc.(a)	4,213
300	CONMED Corp.(a)	14,322
400	Cooper Cos., Inc. (The)	59,544
226	CTI BioPharma Corp.†(a)	330
300	Cyberonics, Inc.†	18,234
91	Cynosure, Inc., Class A†(a)	2,734
1,808	DaVita HealthCare Partners, Inc.†	130,773
1,500	DENTSPLY International, Inc.(a)	75,855
675	Depomed, Inc.†(a)	12,724
650	DexCom, Inc.†	55,809
1,200	Dyax Corp.†(a)	22,908
900	Edwards Lifesciences Corp.†	127,953
10,445	Eli Lilly & Co.	874,142
793	Emergent BioSolutions, Inc.†(a)	22,593
1,222	Endo International PLC†(a)	84,660
700	Endologix, Inc.†(a)	8,582
300	Ensign Group, Inc. (The)(a)	12,789
600	Envision Healthcare Holdings, Inc.†	22,074
775	Exact Sciences Corp.†(a)	13,942
800	Exelixis, Inc.†(a)	4,488
7,915	Express Scripts Holding Co.†	640,798
100	Five Star Quality Care, Inc.†(a)	309
500	Galena Biopharma, Inc.†(a)	790
700	Genesis Healthcare, Inc., Class A†(a)	4,291
500	Genomic Health, Inc.†(a)	10,580
1,100	Geron Corp.†(a)	3,036
13,714	Gilead Sciences, Inc.	1,346,578
300	Greatbatch, Inc.†(a)	16,926
550	Haemonetics Corp.†	17,776
1,700	Halozyme Therapeutics, Inc.†(a)	22,831
597	Halyard Health, Inc.†(a)	16,979
350	Hanger, Inc.†(a)	4,774
500	HCA Holdings, Inc.†	38,680
900	Health Net, Inc.†(a)	54,198
1,100	HealthSouth Corp.(a)	42,207
170	HeartWare International, Inc.†(a)	8,893
672	Henry Schein, Inc.†	89,188
600	Hill-Rom Holdings, Inc.	31,194
925	HMS Holdings Corp.†(a)	8,112
2,452	Hologic, Inc.†	95,947
1,125	Horizon Pharma PLC†(a)	22,298
1,476	Humana, Inc.(a)	264,204
200	ICU Medical, Inc.†	21,900
818	IDEXX Laboratories, Inc.†	60,736
1,262	Illumina, Inc.†	221,885
1,000	ImmunoGen, Inc.†(a)	9,600
1,000	Impax Laboratories, Inc.†(a)	35,210
825	IMS Health Holdings, Inc.†	24,007
1,700	Incyte Corp., Ltd.†	187,561
600	Infinity Pharmaceuticals, Inc.†	5,070
475	Insulet Corp.†(a)	12,307
300	Integra LifeSciences Holdings Corp.†	17,865
137	Intercept Pharmaceuticals, Inc.†(a)	22,723
400	Intrexon Corp.†(a)	12,720
365	Intuitive Surgical, Inc.†	167,747
300	IPC Healthcare, Inc.†	23,307
1,000	Ironwood Pharmaceuticals, Inc., Class A†(a)	10,420

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — (continued)
700	Isis Pharmaceuticals, Inc.†(a)	$28,294
29,656	Johnson & Johnson	2,768,388
975	Keryx Biopharmaceuticals, Inc.†(a)	3,432
587	Kindred Healthcare, Inc.(a)	9,245
300	KYTHERA Biopharmaceuticals, Inc.†	22,494
1,049	Laboratory Corp. of America Holdings†	113,785
300	Lannett Co., Inc.†(a)	12,456
600	LHC Group, Inc.†	26,862
565	LifePoint Health, Inc.†(a)	40,058
316	Ligand Pharmaceuticals, Inc., Class B†(a)	27,065
400	Magellan Health, Inc.†	22,172
600	Masimo Corp.†	23,136
2,486	McKesson Corp.	459,985
400	MedAssets, Inc.†(a)	8,024
650	Medicines Co. (The)†(a)	24,674
425	Medidata Solutions, Inc.†(a)	17,897
1,694	Medivation, Inc.†	71,995
900	MEDNAX, Inc.†	69,111
28,680	Merck & Co., Inc.	1,416,505
100	Merge Healthcare, Inc.†	710
375	Meridian Bioscience, Inc.(a)	6,412
200	Mettler-Toledo International, Inc.†(a)	56,948
600	MGC Diagnostics Corp.†(a)	3,960
300	Molina Healthcare, Inc.†(a)	20,655
200	Momenta Pharmaceuticals, Inc.†	3,282
3,675	Mylan NV†(a)	147,956
800	Myriad Genetics, Inc.†(a)	29,984
375	Natus Medical, Inc.†	14,794
950	Nektar Therapeutics†(a)	10,412
350	Neogen Corp.†	15,746
800	Neurocrine Biosciences, Inc.†	31,832
300	NewLink Genetics Corp.†(a)	10,752
2,150	Novavax, Inc.†(a)	15,200
400	NuVasive, Inc.†(a)	19,288
1,000	NxStage Medical, Inc.†	15,770
375	Omnicell, Inc.†	11,663
300	Ophthotech Corp.†	12,156
3,000	OPKO Health, Inc.†(a)	25,230
750	Orexigen Therapeutics, Inc.†(a)	1,582
300	Orthofix International NV†	10,125
575	Owens & Minor, Inc.(a)	18,365
375	Pacira Pharmaceuticals, Inc.†(a)	15,412
6	Paratek Pharmaceuticals, Inc.(a)	114
600	PAREXEL International Corp.†(a)	37,152
950	Patterson Cos., Inc.(a)	41,088
800	PDI, Inc.†	1,432
1,092	PerkinElmer, Inc.(a)	50,188
5	Pernix Therapeutics Holdings, Inc.†(a)	16
66,962	Pfizer, Inc.	2,103,276
381	PharMerica Corp.†	10,847
400	POZEN, Inc.†(a)	2,334
350	Premier, Inc., Class A†(a)	12,030
650	Prestige Brands Holdings, Inc.†	29,354
800	Progenics Pharmaceuticals, Inc.†(a)	4,576
200	Providence Service Corp. (The)†	8,716
254	Puma Biotechnology, Inc.†(a)	19,141
575	Quality Systems, Inc.	7,176
1,475	Quest Diagnostics, Inc.	90,668
300	Quidel Corp.†	5,664
750	Quintiles Transnational Holdings, Inc.†	52,178
675	Raptor Pharmaceutical Corp.†(a)	4,084
697	Regeneron Pharmaceuticals, Inc.†	324,203
1,400	ResMed, Inc.(a)	71,344
1,600	Rigel Pharmaceuticals, Inc.†(a)	3,952
418	RTI Surgical, Inc.†(a)	2,374

Shares		Value
Health Care — (continued)
600	Sagent Pharmaceuticals, Inc.†(a)	$9,198
300	Sangamo BioSciences, Inc.†(a)	1,692
400	Sarepta Therapeutics, Inc.†(a)	12,844
100	SeaSpine Holdings Corp.†(a)	1,620
925	Seattle Genetics, Inc.†	35,668
1,500	Sequenom, Inc.†(a)	2,625
600	Simulations Plus, Inc.(a)	5,664
650	Sirona Dental Systems, Inc.†	60,671
475	Spectranetics Corp.†(a)	5,600
2,950	St. Jude Medical, Inc.	186,116
350	STERIS Corp.(a)	22,740
3,791	Stryker Corp.(a)	356,733
50	Symmetry Surgical, Inc.†	445
400	Synta Pharmaceuticals Corp.†(a)	696
675	Team Health Holdings, Inc.†	36,470
300	Teleflex, Inc.(a)	37,263
1,231	Tenet Healthcare Corp.†(a)	45,449
300	Tetraphase Pharmaceuticals, Inc.†(a)	2,238
1,000	Theravance, Inc.(a)	7,180
4,256	Thermo Fisher Scientific, Inc.	520,424
525	Thoratec Corp.†	33,212
207	Ultragenyx Pharmaceutical, Inc.†	19,936
400	United Therapeutics Corp.†(a)	52,496
10,182	UnitedHealth Group, Inc.	1,181,214
500	Universal American Corp.†(a)	3,420
1,100	Universal Health Services, Inc., Class B	137,291
1,200	Varian Medical Systems, Inc.†	88,536
825	VCA, Inc.†	43,436
425	Veeva Systems, Inc., Class A†(a)	9,949
2,114	Vertex Pharmaceuticals, Inc.†	220,152
900	Waters Corp.†(a)	106,389
450	WellCare Health Plans, Inc.†	38,781
650	West Pharmaceutical Services, Inc.	35,178
750	Wright Medical Group, Inc.†	15,765
1,871	Zimmer Biomet Holdings, Inc.(a)	175,743
64	ZIOPHARM Oncology, Inc.†(a)	577
1,250	Zoetis, Inc., Class A	51,475
		27,769,163
Industrials — 10.7%
6,803	3M Co.	964,461
525	AAON, Inc.(a)	10,174
500	ABM Industries, Inc.	13,655
300	Acacia Research Corp.	2,724
300	Acme United Corp.	5,007
590	Actuant Corp., Class A	10,850
500	Acuity Brands, Inc.(a)	87,790
1,675	ADT Corp.(a)	50,082
400	Advisory Board Co. (The)†(a)	18,216
1,427	AECOM†(a)	39,257
500	Aerojet Rocketdyne Holdings, Inc.†(a)	8,090
700	AGCO Corp.(a)	32,641
1,000	Air Lease Corp., Class A(a)	30,920
1,200	Aircastle, Ltd.(a)	24,732
1,134	Alaska Air Group, Inc.	90,096
400	Albany International Corp., Class A	11,444
153	Allegiant Travel Co., Class A(a)	33,086
300	Altra Industrial Motion Corp.(a)	6,936
100	AMERCO	39,347
7,711	American Airlines Group, Inc.	299,418
300	American Railcar Industries, Inc.(a)	10,848
2,512	AMETEK, Inc.	131,428
3,275	AMR Corp., Escrow†	—
1,500	AMREP Corp.†(a)	7,170
850	AO Smith Corp.	55,412
500	Apogee Enterprises, Inc.	22,325

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
300	ArcBest Corp.	$7,731
200	Armstrong World Industries, Inc.†	9,548
200	Astec Industries, Inc.	6,702
300	Astronics Corp.†	12,129
892	Avis Budget Group, Inc.†(a)	38,963
600	AZZ, Inc.	29,214
834	B/E Aerospace, Inc.	36,613
1,437	Babcock & Wilcox Co., Class W†	37,879
718	Babcock & Wilcox Enterprises, Inc.†	12,062
600	Barnes Group, Inc.	21,630
500	Beacon Roofing Supply, Inc.†	16,245
7,343	Boeing Co. (The)	961,566
445	Brady Corp., Class A	8,749
450	Briggs & Stratton Corp.(a)	8,689
450	Brink's Co. (The)(a)	12,154
450	Builders FirstSource, Inc.†	5,706
423	Carlisle Cos., Inc.	36,962
100	Casella Waste Systems, Inc., Class A†(a)	580
6,436	Caterpillar, Inc.(a)	420,657
1,300	CBIZ, Inc.†(a)	12,766
400	CDI Corp.(a)	3,420
300	CEB, Inc.	20,502
400	CECO Environmental Corp.(a)	3,276
300	Celadon Group, Inc.	4,806
800	Cenveo, Inc.†(a)	1,504
1,500	CH Robinson Worldwide, Inc.	101,670
1,032	Cintas Corp.(a)	88,494
184	CIRCOR International, Inc.(a)	7,382
1,000	Civeo Corp.(a)	1,480
400	CLARCOR, Inc.	19,072
400	Clean Harbors, Inc.†(a)	17,588
925	Colfax Corp.†(a)	27,667
400	Columbus McKinnon Corp.	7,264
900	Comfort Systems USA, Inc.	24,534
300	Commercial Vehicle Group, Inc.†	1,209
500	Con-way, Inc.(a)	23,725
1,400	Copart, Inc.†	46,060
1,750	Covanta Holding Corp.(a)	30,537
100	Covenant Transportation Group, Inc., Class A†	1,797
625	Crane Co.	29,131
10,250	CSX Corp.	275,725
300	Cubic Corp.	12,582
1,762	Cummins, Inc.	191,318
300	Curtiss-Wright Corp.	18,726
6,338	Danaher Corp.	540,061
3,455	Deere & Co.(a)	255,670
9,425	Delta Air Lines, Inc.	422,900
500	Deluxe Corp.	27,870
750	DigitalGlobe, Inc.†	14,265
925	Donaldson Co., Inc.(a)	25,974
1,718	Dover Corp.(a)	98,235
313	Dun & Bradstreet Corp.	32,865
100	DXP Enterprises, Inc.†(a)	2,728
350	Dycom Industries, Inc.†(a)	25,326
400	Dynamic Materials Corp.(a)	3,816
5	Eagle Bulk Shipping, Inc.†(a)	30
5,371	Eaton Corp. PLC	275,532
800	EMCOR Group, Inc.	35,400
7,403	Emerson Electric Co.(a)	326,991
700	Empire Resources, Inc.(a)	2,730
550	Encore Wire Corp.	17,968
500	Energy Recovery, Inc.†(a)	1,070
375	EnerSys, Inc.	20,093
179	Engility Holdings, Inc.(a)	4,615
50	Ennis, Inc.	868

Shares		Value
Industrials — (continued)
178	EnPro Industries, Inc.(a)	$6,972
1,193	Equifax, Inc.	115,936
200	ESCO Technologies, Inc.	7,180
290	Esterline Technologies Corp.†(a)	20,848
1,850	Expeditors International of Washington, Inc.	87,042
270	Exponent, Inc.(a)	12,031
2,900	Fastenal Co.(a)	106,169
1,000	Federal Signal Corp.(a)	13,710
2,632	FedEx Corp.	378,955
1,115	Flowserve Corp.	45,871
1,686	Fluor Corp.	71,402
1,300	Fortune Brands Home & Security, Inc.(a)	61,711
300	Forward Air Corp.(a)	12,447
600	Franklin Electric Co., Inc.(a)	16,338
500	FreightCar America, Inc.	8,580
600	FTI Consulting, Inc.†(a)	24,906
700	Fuel Tech, Inc.†(a)	1,337
300	Furmanite Corp.†	1,824
300	G&K Services, Inc., Class A	19,986
625	General Cable Corp.(a)	7,438
2,688	General Dynamics Corp.	370,810
108,696	General Electric Co.	2,741,313
585	Genessee & Wyoming, Inc., Class A†(a)	34,562
507	Gorman-Rupp Co. (The)(a)	12,153
662	Graco, Inc.(a)	44,374
400	Granite Construction, Inc.	11,868
1,500	Great Lakes Dredge & Dock Corp.†	7,560
550	Greenbrier Cos., Inc.(a)	17,660
350	Griffon Corp.(a)	5,519
325	H&E Equipment Services, Inc.	5,434
850	Hardinge, Inc.	7,803
1,500	Hawaiian Holdings, Inc.†(a)	37,020
625	HD Supply Holdings, Inc.†	17,888
675	Healthcare Services Group, Inc.(a)	22,747
625	Heartland Express, Inc.(a)	12,462
200	Heidrick & Struggles International, Inc.	3,890
600	Herman Miller, Inc.	17,304
2,150	Hertz Global Holdings, Inc.†	35,969
1,050	Hexcel Corp.	47,103
300	Hill International, Inc.†(a)	984
625	Hillenbrand, Inc.(a)	16,256
400	HNI Corp.(a)	17,160
8,859	Honeywell International, Inc.	838,859
350	Hub Group, Inc., Class A†(a)	12,744
338	Hubbell, Inc., Class B	28,713
525	Huntington Ingalls Industries, Inc.	56,254
400	Hurco Cos., Inc.	10,496
200	Huron Consulting Group, Inc.†	12,506
118	Hyster-Yale Materials Handling, Inc.(a)	6,824
675	IDEX Corp.(a)	48,127
594	IHS, Inc., Class A†	68,904
3,620	Illinois Tool Works, Inc.	297,962
875	Industrial Services of America, Inc.†(a)	2,949
500	InnerWorkings, Inc.†	3,125
100	Innovative Solutions & Support, Inc.†(a)	271
336	Insperity, Inc.(a)	14,761
500	Integrated Electrical Services, Inc.†(a)	3,860
1,300	Interface, Inc., Class A	29,172
400	International Shipholding Corp.(a)	1,532
400	Intersections, Inc.(a)	832
1,100	ITT Corp.	36,773
1,725	Jacobs Engineering Group, Inc.†	64,567
852	JB Hunt Transport Services, Inc.	60,833
2,525	JetBlue Airways Corp.†	65,069
251	John Bean Technologies Corp.	9,601

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
875	Joy Global, Inc.(a)	$13,064
200	Kadant, Inc.	7,802
300	Kaman Corp.	10,755
1,152	Kansas City Southern	104,694
400	KAR Auction Services, Inc.	14,200
1,550	KBR, Inc.	25,823
400	Kelly Services, Inc., Class A	5,656
800	Kennametal, Inc.(a)	19,912
150	Kforce, Inc.	3,942
700	Kimball International, Inc., Class B	6,622
600	Kirby Corp.†	37,170
617	KLX, Inc.†(a)	22,052
650	Knight Transportation, Inc.(a)	15,600
500	Knoll, Inc.	10,990
525	Korn/Ferry International	17,362
10	Kratos Defense & Security Solutions, Inc.†	42
875	L-3 Communications Holdings, Inc., Class 3(a)	91,455
300	Landstar System, Inc.(a)	19,041
600	Layne Christensen Co.†(a)	3,900
457	Lennox International, Inc.(a)	51,792
600	Lincoln Electric Holdings, Inc.(a)	31,458
200	Lindsay Corp.(a)	13,558
100	LMI Aerospace, Inc.†(a)	1,028
3,265	Lockheed Martin Corp.	676,867
700	LSI Industries, Inc.	5,908
1,075	Manitowoc Co., Inc. (The)(a)	16,125
702	Manpowergroup, Inc.	57,487
150	Marten Transport, Ltd.	2,426
2,925	Masco Corp.	73,651
1,000	MasTec, Inc.†(a)	15,830
400	Matthews International Corp., Class A	19,588
300	McGrath RentCorp(a)	8,007
1,550	Meritor, Inc.†(a)	16,476
300	MFRI, Inc.†	1,536
528	Middleby Corp.†	55,540
406	Mobile Mini, Inc.(a)	12,501
300	Moog, Inc., Class A†	16,221
350	MSA Safety, Inc.	13,990
508	MSC Industrial Direct Co., Inc., Class A(a)	31,003
600	Mueller Industries, Inc.	17,748
1,500	Navigant Consulting, Inc.†	23,865
1,000	Navistar International Corp.†(a)	12,720
500	NCI Building Systems, Inc.†	5,285
100	NL Industries, Inc.†(a)	299
600	Nordson Corp.(a)	37,764
3,335	Norfolk Southern Corp.(a)	254,794
2,128	Northrop Grumman Corp.	353,142
1,299	NOW, Inc.†(a)	19,225
900	Old Dominion Freight Line, Inc.†	54,900
550	On Assignment, Inc.†	20,295
608	Orbital ATK, Inc.	43,697
500	Orion Energy Systems, Inc.†	900
1,000	Oshkosh Corp.(a)	36,330
1,550	Owens Corning	64,961
3,480	PACCAR, Inc.(a)	181,552
1,507	Parker-Hannifin Corp.(a)	146,631
1,825	Pentair PLC(a)	93,148
2,125	Pitney Bowes, Inc.(a)	42,181
2,075	Plug Power, Inc.†(a)	3,797
250	PowerSecure International, Inc.†	2,880
1,464	Precision Castparts Corp.	336,295
475	Primoris Services Corp.(a)	8,507
1,000	Quanex Building Products Corp.	18,170

Shares		Value
Industrials — (continued)
1,950	Quanta Services, Inc.†(a)	$47,209
600	Raven Industries, Inc.(a)	10,170
3,316	Raytheon Co.	362,306
400	Regal Beloit Corp.	22,580
1,500	Republic Airways Holdings, Inc.†(a)	8,670
2,818	Republic Services, Inc., Class A(a)	116,102
200	Resources Connection, Inc.	3,014
325	Rexnord Corp.†	5,519
350	Roadrunner Transportation Systems, Inc.†	6,440
1,300	Robert Half International, Inc.	66,508
1,384	Rockwell Automation, Inc.(a)	140,434
1,125	Rockwell Collins, Inc.	92,070
1,575	Rollins, Inc.	42,320
1,022	Roper Technologies, Inc.	160,147
1,000	RPX Corp. †	13,720
1,850	RR Donnelley & Sons Co.(a)	26,936
375	Rush Enterprises, Inc., Class A†(a)	9,075
534	Ryder System, Inc.(a)	39,537
225	Saia, Inc.†	6,964
300	SIFCO Industries, Inc.	3,318
400	Simpson Manufacturing Co., Inc.	13,396
500	Snap-on, Inc.	75,470
300	SolarCity Corp.†(a)	12,813
6,174	Southwest Airlines Co.	234,859
1,475	Spirit AeroSystems Holdings, Inc., Class A†	71,301
312	SPX Corp.(a)	3,719
312	SPX FLOW, Inc.†	10,742
50	Standex International Corp.	3,768
1,619	Stanley Black & Decker, Inc.	157,011
916	Stericycle, Inc.†	127,608
300	Sun Hydraulics Corp.(a)	8,241
1,000	Swift Transportation Co., Class A†(a)	15,020
500	TAL International Group, Inc.(a)	6,835
650	TASER International, Inc.†(a)	14,316
500	Team, Inc.†	16,060
333	Teledyne Technologies, Inc.†	30,070
1,300	Terex Corp.	23,322
743	Tetra Tech, Inc.	18,062
700	Textainer Group Holdings, Ltd.(a)	11,543
2,675	Textron, Inc.	100,687
1,100	Timken Co.	30,239
312	Titan International, Inc.(a)	2,062
600	Toro Co. (The)	42,324
500	Towers Watson & Co., Class A	58,690
500	TransDigm Group, Inc.†	106,205
100	TRC Cos., Inc.†(a)	1,183
600	Trex Co., Inc.†(a)	19,998
1,000	Trinity Industries, Inc.(a)	22,670
556	Triumph Group, Inc.	23,396
800	TrueBlue, Inc.†	17,976
500	Tutor Perini Corp.†(a)	8,230
400	Twin Disc, Inc.(a)	4,964
200	Ultralife Corp.†(a)	1,178
200	UniFirst Corp.	21,362
9,517	Union Pacific Corp.	841,398
3,330	United Continental Holdings, Inc.†(a)	176,657
7,567	United Parcel Service, Inc., Class B	746,787
1,077	United Rentals, Inc.†(a)	64,674
9,787	United Technologies Corp.	870,945
300	Universal Forest Products, Inc.	17,304
500	US Ecology, Inc.	21,825
1,075	USG Corp.†(a)	28,617
900	UTi Worldwide, Inc.†	4,131
259	Valmont Industries, Inc.(a)	24,577
122	Vectrus, Inc.†(a)	2,689

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
1,400	Verisk Analytics, Inc., Class A†	$103,474
97	Veritiv Corp.†(a)	3,612
400	Viad Corp.	11,596
300	Vicor Corp.†(a)	3,060
750	Volt Information Sciences, Inc.†(a)	6,825
50	Wabash National Corp.†(a)	530
691	WABCO Holdings, Inc.†	72,438
859	Wabtec Corp.	75,635
1,462	Waste Connections, Inc.(a)	71,024
4,350	Waste Management, Inc.(a)	216,674
328	Watsco, Inc.	38,861
250	Werner Enterprises, Inc.	6,275
300	WESCO International, Inc.†(a)	13,941
425	West Corp.	9,520
800	Woodward, Inc.(a)	32,560
685	WW Grainger, Inc.(a)	147,282
655	XPO Logistics, Inc.†(a)	15,609
1,600	Xylem, Inc.	52,560
		22,489,985
Information Technology — 19.4%
1,423	3D Systems Corp.†(a)	16,436
1,185	ACI Worldwide, Inc.†	25,027
4,988	Activision Blizzard, Inc.(a)	154,079
100	Actua Corporation†	1,176
800	Acxiom Corp.†	15,808
600	ADDvantage Technologies Group, Inc.†(a)	1,344
5,162	Adobe Systems, Inc.†	424,420
700	Advanced Energy Industries, Inc.†	18,410
6,750	Advanced Micro Devices, Inc.†(a)	11,610
500	Aehr Test Systems†	1,170
500	Agilysys, Inc.†(a)	5,560
1,759	Akamai Technologies, Inc.†	121,477
608	Alliance Data Systems Corp.†	157,460
3,200	Altera Corp.	160,256
1,050	Amkor Technology, Inc.†	4,714
2,550	Amphenol Corp., Class A	129,948
32	Amtech Systems, Inc.†(a)	138
3,050	Analog Devices, Inc.	172,050
278	Anixter International, Inc.†	16,063
922	ANSYS, Inc.†(a)	81,265
62,373	Apple, Inc.	6,879,742
11,608	Applied Materials, Inc.	170,522
1,500	Applied Micro Circuits Corp.†(a)	7,965
1,529	ARRIS Group, Inc.†(a)	39,708
800	Arrow Electronics, Inc.†	44,224
1,000	Aspen Technology, Inc.†(a)	37,910
100	Astea International, Inc.†	231
5,250	Atmel Corp.	42,368
2,350	Autodesk, Inc.†	103,729
5,114	Automatic Data Processing, Inc.	410,961
1,778	Aviat Networks, Inc.†(a)	1,849
1,575	Avnet, Inc.	67,221
1,000	AVX Corp.	13,090
289	Axcelis Technologies, Inc.†	772
200	Badger Meter, Inc.(a)	11,612
300	Bel Fuse, Inc., Class B(a)	5,832
400	Belden, Inc.	18,676
1,150	Benchmark Electronics, Inc.†	25,024
298	Black Box Corp.	4,393
300	Blackbaud, Inc.	16,836
250	Blucora, Inc.†(a)	3,442
1,000	Booz Allen Hamilton Holding Corp., Class A	26,210
375	Bottomline Technologies de, Inc.†(a)	9,379

Shares		Value
Information Technology — (continued)
5,665	Broadcom Corp., Class A	$291,351
1,175	Broadridge Financial Solutions, Inc.	65,036
3,075	Brocade Communications Systems, Inc.	31,918
106	Brooks Automation, Inc.	1,241
3,622	CA, Inc.(a)	98,881
100	Cabot Microelectronics Corp.†	3,874
199	CACI International, Inc., Class A†	14,720
3,177	Cadence Design Systems, Inc.†	65,700
400	CalAmp Corp.†(a)	6,436
175	Calix, Inc.†	1,363
200	Callidus Software, Inc.†	3,398
475	Cardtronics, Inc.†(a)	15,532
200	Cascade Microtech, Inc.†	2,828
500	Cavium, Inc.†(a)	30,685
300	CDW Corp.	12,258
900	CIBER, Inc.†(a)	2,862
997	Ciena Corp.†	20,658
400	Cirrus Logic, Inc.†	12,604
54,848	Cisco Systems, Inc.	1,439,760
1,575	Citrix Systems, Inc.†	109,116
1,000	Cognex Corp.	34,370
6,548	Cognizant Technology Solutions Corp., Class A†	409,970
100	Coherent, Inc.†	5,470
1,150	CommScope Holding Co., Inc.†	34,535
375	CommVault Systems, Inc.†	12,735
1,255	Computer Sciences Corp.	77,032
400	comScore, Inc.†	18,460
100	Comtech Telecommunications Corp.(a)	2,061
400	Constant Contact, Inc.†	9,696
1,300	Convergys Corp.	30,043
1,152	CoreLogic, Inc.†	42,889
500	Cornerstone OnDemand, Inc.†	16,500
13,744	Corning, Inc.	235,297
325	CoStar Group, Inc.†	56,245
284	Covisint Corp.†(a)	611
425	Cray, Inc.†	8,419
1,200	Cree, Inc.†(a)	29,076
200	Crexendo, Inc.†(a)	428
378	CSG Systems International, Inc.	11,642
100	CTS Corp.	1,851
1,625	Cypress Semiconductor Corp.	13,845
800	Daktronics, Inc.(a)	6,936
600	Datalink Corp.†	3,582
300	Demandware, Inc.†	15,504
388	DHI Group, Inc.†	2,836
650	Diebold, Inc.(a)	19,350
51	Digital Ally, Inc.†	318
300	Diodes, Inc.†	6,411
600	Dolby Laboratories, Inc., Class A(a)	19,560
400	DST Systems, Inc.(a)	42,056
1,421	EarthLink Holdings Corp.(a)	11,055
12,875	eBay, Inc.†	314,665
331	Ebix, Inc.(a)	8,262
700	EchoStar Corp., Class A†	30,121
100	Electro Scientific Industries, Inc.	464
3,275	Electronic Arts, Inc.†	221,881
729	Electronics For Imaging, Inc.†	31,551
350	Ellie Mae, Inc.†(a)	23,299
21,879	EMC Corp.	528,597
125	EMCORE Corp.†	850
300	EnerNOC, Inc.†(a)	2,370
1,836	Entegris, Inc.†	24,217
600	EPAM Systems, Inc.†(a)	44,712
1,500	Epiq Systems, Inc.(a)	19,380

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
450	Euronet Worldwide, Inc.†(a)	$33,341
1,850	Everi Holdings, Inc.†(a)	9,491
500	Exar Corp.†	2,975
200	Extreme Networks, Inc.†(a)	672
768	F5 Networks, Inc.†(a)	88,934
23,864	Facebook, Inc., Class A†	2,145,374
350	FactSet Research Systems, Inc.	55,933
246	Fair Isaac Corp.	20,787
1,250	Fairchild Semiconductor International, Inc., Class A†	17,550
900	FalconStor Software, Inc.†(a)	1,791
200	FARO Technologies, Inc.†(a)	7,000
406	FEI Co.	29,654
2,735	Fidelity National Information Services, Inc.	183,464
600	FireEye, Inc.†(a)	19,092
700	First Solar, Inc.†	29,925
2,546	Fiserv, Inc.†(a)	220,509
450	FleetCor Technologies, Inc.†	61,929
1,500	FLIR Systems, Inc.	41,985
350	FormFactor, Inc.†	2,373
255	Forrester Research, Inc.	8,017
1,675	Fortinet, Inc.†	71,154
850	Freescale Semiconductor, Ltd.†	31,093
800	Gartner, Inc.†	67,144
2,100	Genpact, Ltd.†	49,581
102	GigOptix, Inc.†(a)	179
725	Global Payments, Inc.	83,179
400	Glu Mobile, Inc.†(a)	1,748
6,028	Google, Inc., Class C†	3,667,556
200	Guidance Software, Inc.†	1,204
300	Guidewire Software, Inc.†	15,774
800	Harmonic, Inc.†	4,640
1,450	Harris Corp.	106,068
300	Heartland Payment Systems, Inc.(a)	18,903
20,052	Hewlett-Packard Co.	513,532
1,100	Hutchinson Technology, Inc.†(a)	1,760
900	IAC/InterActiveCorp.	58,743
100	ID Systems, Inc.†(a)	321
1,000	II-VI, Inc.†(a)	16,080
600	Infinera Corp.†(a)	11,736
1,600	Ingram Micro, Inc., Class A	43,584
500	Insight Enterprises, Inc.†	12,925
1,560	Integrated Device Technology, Inc.†	31,668
400	Integrated Silicon Solution, Inc.	8,596
51,393	Intel Corp.	1,548,985
350	Interactive Intelligence Group, Inc.†(a)	10,398
371	Internap Corp.†(a)	2,274
9,736	International Business Machines Corp.	1,411,428
850	Intersil Corp., Class A	9,945
2,917	Intuit, Inc.(a)	258,884
381	IPG Photonics Corp.†(a)	28,945
500	Itron, Inc.†(a)	15,955
1,200	Ixia†	17,388
800	IXYS Corp.	8,928
325	j2 Global, Inc.	23,026
2,400	Jabil Circuit, Inc.	53,688
600	Jack Henry & Associates, Inc.(a)	41,766
4,540	Juniper Networks, Inc.	116,723
233	Kemet Corp.†(a)	429
600	Key Tronic Corp.†	6,012
2,023	Keysight Technologies, Inc.†	62,389
525	Kimball Electronics, Inc.†	6,263
1,100	KLA-Tencor Corp.	55,000
983	Knowles Corp.†(a)	18,117

Shares		Value
Information Technology — (continued)
400	Kulicke & Soffa Industries, Inc.†	$3,672
1,487	Lam Research Corp.	97,146
200	Lattice Semiconductor Corp.†(a)	770
981	Leidos Holdings, Inc.	40,525
550	Lexmark International, Inc., Class A	15,939
2,100	Limelight Networks, Inc.†	4,011
2,150	Linear Technology Corp.(a)	86,753
1,080	LinkedIn Corp., Class A†	205,340
218	Littelfuse, Inc.	19,871
300	LogMeIn, Inc.†	20,448
200	LoJack Corp.†(a)	580
100	LRAD Corp.†(a)	167
640	Lumentum Holdings, Inc.†	10,848
650	Manhattan Associates, Inc.†	40,495
300	ManTech International Corp., Class A	7,710
200	Marchex, Inc., Class B	806
4,125	Marvell Technology Group, Ltd.	37,331
11,194	MasterCard, Inc., Class A	1,008,803
400	Mattson Technology, Inc.†(a)	932
2,575	Maxim Integrated Products, Inc.	86,005
725	MAXIMUS, Inc.	43,181
1,200	Mentor Graphics Corp.(a)	29,556
100	Mercury Systems, Inc.†	1,591
400	Methode Electronics, Inc.	12,760
2,037	Microchip Technology, Inc.	87,774
11,552	Micron Technology, Inc.†	173,049
650	Microsemi Corp.†	21,333
92,912	Microsoft Corp.	4,112,285
100	MicroStrategy, Inc., Class A†	19,647
600	MKS Instruments, Inc.(a)	20,118
662	MoneyGram International, Inc.†	5,309
500	Monolithic Power Systems, Inc.	25,600
350	Monotype Imaging Holdings, Inc.	7,637
1,550	Monster Worldwide, Inc.†(a)	9,951
100	MoSys, Inc.†	149
2,435	Motorola Solutions, Inc.(a)	166,505
328	Multi-Fineline Electronix, Inc.†(a)	5,478
200	Nanometrics, Inc.†	2,428
900	Napco Security Technologies, Inc.†	5,445
1,312	National Instruments Corp.	36,460
1,925	NCR Corp.†(a)	43,794
3,300	NetApp, Inc.(a)	97,680
350	NETGEAR, Inc.†	10,210
400	NetScout Systems, Inc.†(a)	14,148
600	NetSuite, Inc.†(a)	50,340
750	NeuStar, Inc., Class A†(a)	20,408
200	Newport Corp.†	2,750
1,000	NIC, Inc.	17,710
50	Novatel Wireless, Inc.†(a)	110
2,725	Nuance Communications, Inc.†	44,608
100	NVE Corp.(a)	4,854
4,525	NVIDIA Corp.	111,541
21	Oclaro, Inc.†(a)	48
600	OmniVision Technologies, Inc.†	15,756
4,630	ON Semiconductor Corp.†	43,522
37,530	Oracle Corp.	1,355,584
200	OSI Systems, Inc.†	15,392
100	Palo Alto Networks, Inc.†	17,200
425	Pandora Media, Inc.†(a)	9,069
100	PAR Technology Corp.†	529
600	Park Electrochemical Corp.	10,554
3,525	Paychex, Inc.(a)	167,896
12,875	PayPal Holdings, Inc.†	399,640
400	PCM, Inc.†	3,616
600	Pegasystems, Inc.	14,766

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
100	Pericom Semiconductor Corp.	$1,825
8	PFSweb, Inc.†	114
33	Pixelworks, Inc.†	119
100	Planar Systems, Inc.†(a)	580
300	Plexus Corp.†	11,574
300	Power Integrations, Inc.(a)	12,651
220	PRGX Global, Inc.†(a)	829
500	Progress Software Corp.†	12,915
300	PROS Holdings, Inc.†(a)	6,642
1,240	PTC, Inc.†	39,358
40	QAD, Inc., Class B	858
1,000	Qlik Technologies, Inc.†(a)	36,450
1,650	QLogic Corp.†	16,913
17,355	QUALCOMM, Inc.	932,484
300	Qualys, Inc.†(a)	8,538
1,275	Rackspace Hosting, Inc.†(a)	31,467
1,000	Rambus, Inc.†(a)	11,800
1,000	RealD, Inc.†	9,610
681	RealNetworks, Inc.†(a)	2,785
625	RealPage, Inc.†	10,387
1,840	Red Hat, Inc.†	132,259
600	RELM Wireless Corp.†(a)	2,640
200	Rightside Group, Ltd.†(a)	1,534
300	Rogers Corp.†	15,954
300	Rosetta Stone, Inc.†(a)	2,010
1,020	Rovi Corp.†(a)	10,700
340	Rudolph Technologies, Inc.†(a)	4,233
5,600	Salesforce.com, Inc.†	388,808
2,372	SanDisk Corp.	128,871
633	Sanmina Corp.†	13,527
300	ScanSource, Inc.†	10,638
560	Science Applications International Corp.	22,518
600	Semtech Corp.†(a)	9,060
300	ServiceNow, Inc.†(a)	20,835
300	ShoreTel, Inc.†	2,241
122	Shutterstock, Inc.†(a)	3,689
500	Silicon Laboratories, Inc.†(a)	20,770
1,907	Skyworks Solutions, Inc.(a)	160,588
800	SolarWinds, Inc.†	31,392
800	Solera Holdings, Inc.	43,200
193	Splunk, Inc.†(a)	10,683
300	SPS Commerce, Inc.†	20,367
400	SS&C Technologies Holdings, Inc.	28,016
2,475	SunEdison, Inc.†(a)	17,771
1,300	SunPower Corp., Class A†(a)	26,052
375	Super Micro Computer, Inc.†(a)	10,223
102	SYKES Enterprises, Inc.†	2,601
7,383	Symantec Corp.	143,747
333	Synaptics, Inc.†(a)	27,459
325	Synchronoss Technologies, Inc.†(a)	10,660
300	SYNNEX Corp.(a)	25,518
1,717	Synopsys, Inc.†	79,291
600	Syntel, Inc.†(a)	27,186
1,025	Take-Two Interactive Software, Inc.†(a)	29,448
325	Tech Data Corp.†	22,262
800	TechTarget, Inc.†	6,816
1,800	Teradata Corp.†(a)	52,128
2,425	Teradyne, Inc.	43,674
100	TESSCO Technologies, Inc.	2,104
400	Tessera Technologies, Inc.	12,964
8,310	Texas Instruments, Inc.	411,511
800	TiVo, Inc.†(a)	6,928
1,637	Total System Services, Inc.	74,369
100	Travelzoo, Inc.†(a)	827
1,959	Trimble Navigation, Ltd.†(a)	32,167

Shares		Value
Information Technology — (continued)
1,238	TTM Technologies, Inc.†	$7,713
1,100	Twitter, Inc.†(a)	29,634
292	Tyler Technologies, Inc.†	43,598
265	Ultimate Software Group, Inc.†	47,438
427	Unisys Corp.†(a)	5,081
114	United Online, Inc.†	1,140
700	Universal Display Corp.†	23,730
66	UTStarcom Holdings Corp.†	160
825	Vantiv, Inc., Class A†	37,059
450	VASCO Data Security International, Inc.†(a)	7,668
400	Veeco Instruments, Inc.†(a)	8,204
1,665	VeriFone Systems, Inc.†(a)	46,170
375	Verint Systems, Inc.†	16,181
916	VeriSign, Inc.†(a)	64,633
350	ViaSat, Inc.†(a)	22,502
3,203	Viavi Solutions, Inc.†	17,200
475	VirnetX Holding Corp.†(a)	1,691
400	Virtusa Corp.†	20,524
21,554	Visa, Inc., Class A(a)	1,501,452
1,806	Vishay Intertechnology, Inc.(a)	17,500
129	Vishay Precision Group, Inc.†	1,495
845	VMware, Inc., Class A†	66,578
500	Web.com Group, Inc.†	10,540
458	WebMD Health Corp., Class A†	18,247
2,326	Western Digital Corp.	184,777
3,679	Western Union Co. (The)(a)	67,546
459	WEX, Inc.†(a)	39,860
195	Workday, Inc., Class A†(a)	13,428
11,395	Xerox Corp.	110,873
2,750	Xilinx, Inc.	116,600
800	XO Group, Inc.†	11,304
300	Xura, Inc.†	6,714
9,325	Yahoo!, Inc.†	269,586
241	Yelp, Inc., Class A†(a)	5,220
525	Zebra Technologies Corp., Class A†(a)	40,189
1,048	Zillow Group, Inc.†(a)	28,296
524	Zillow Group, Inc., Class A†(a)	15,055
8,150	Zynga, Inc., Class A†(a)	18,582
		40,802,426
Materials — 3.0%
381	A Schulman, Inc.	12,371
2,135	Air Products & Chemicals, Inc.	272,383
535	Airgas, Inc.(a)	47,792
1,875	AK Steel Holding Corp.†(a)	4,519
1,032	Albemarle Corp.(a)	45,511
13,272	Alcoa, Inc.(a)	128,208
1,350	Allegheny Technologies, Inc.(a)	19,143
500	AM Castle & Co.†(a)	1,110
400	American Vanguard Corp.(a)	4,624
550	AptarGroup, Inc.	36,278
714	Ashland, Inc.	71,843
700	Avery Dennison Corp.	39,599
675	Axalta Coating Systems, Ltd.†	17,105
575	Axiall Corp.	9,022
348	Balchem Corp.(a)	21,148
1,500	Ball Corp.(a)	93,300
1,150	Bemis Co., Inc.(a)	45,505
700	Cabot Corp.	22,092
500	Calgon Carbon Corp.	7,790
500	Carpenter Technology Corp.(a)	14,885
1,400	Celanese Corp., Class A	82,838
600	Century Aluminum Co.†(a)	2,760
2,595	CF Industries Holdings, Inc.	116,515
1,939	Chemours Co.(a)	12,545

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Materials — (continued)
850	Chemtura Corp.†	$24,327
300	Clearwater Paper Corp.†	14,172
1,400	Cliffs Natural Resources, Inc.(a)	3,416
37	Codexis, Inc.†	125
1,110	Coeur Mining, Inc.†	3,130
1,300	Commercial Metals Co.	17,615
400	Compass Minerals International, Inc.(a)	31,348
1,800	Core Molding Technologies, Inc.†(a)	33,210
1,500	Crown Holdings, Inc.†	68,625
716	Cytec Industries, Inc.	52,877
100	Deltic Timber Corp.(a)	5,981
12,511	Dow Chemical Co. (The)(a)	530,466
534	Eagle Materials, Inc.	36,536
1,415	Eastman Chemical Co.	91,579
2,862	Ecolab, Inc.	314,019
9,696	EI du Pont de Nemours & Co.	467,347
1,000	Ferro Corp.†	10,950
550	Flotek Industries, Inc.†(a)	9,185
875	FMC Corp.(a)	29,671
11,144	Freeport-McMoRan, Inc.(a)	107,985
1,000	Friedman Industries, Inc.(a)	6,000
500	Globe Specialty Metals, Inc.	6,065
300	Greif, Inc., Class A	9,573
450	HB Fuller Co.	15,273
750	Headwaters, Inc.†	14,100
300	Horsehead Holding Corp.†(a)	912
1,575	Huntsman Corp.	15,262
300	Innophos Holdings, Inc.	11,892
300	Innospec, Inc.(a)	13,953
910	International Flavors & Fragrances, Inc.(a)	93,967
4,517	International Paper Co.	170,697
400	Intrepid Potash, Inc.†(a)	2,216
138	Kaiser Aluminum Corp.(a)	11,074
950	KapStone Paper and Packaging Corp.	15,685
300	Koppers Holdings, Inc.	6,051
1,275	Louisiana-Pacific Corp.†(a)	18,156
300	LSB Industries, Inc.†	4,596
645	Martin Marietta Materials, Inc.(a)	98,008
300	Materion Corp.(a)	9,006
350	Minerals Technologies, Inc.(a)	16,856
5,113	Monsanto Co.	436,343
3,275	Mosaic Co. (The)	101,885
200	Myers Industries, Inc.	2,680
300	Neenah Paper, Inc.	17,484
100	NewMarket Corp.(a)	35,700
5,100	Newmont Mining Corp.	81,957
143	Noranda Aluminum Holding Corp.(a)	235
2,695	Nucor Corp.(a)	101,197
770	Olin Corp.(a)	12,944
300	OM Group, Inc.	9,867
1,875	Owens-Illinois, Inc.†	38,850
975	Packaging Corp. of America	58,656
1,000	PH Glatfelter Co.	17,220
1,158	PolyOne Corp.(a)	33,976
2,842	PPG Industries, Inc.	249,215
2,861	Praxair, Inc.(a)	291,421
300	Quaker Chemical Corp.	23,124
500	Rayonier Advanced Materials, Inc.	3,060
1,000	Reliance Steel & Aluminum Co.	54,010
600	Royal Gold, Inc.(a)	28,188
1,100	RPM International, Inc.(a)	46,079
300	Schweitzer-Mauduit International, Inc.	10,314
400	Scotts Miracle-Gro Co. (The), Class A	24,328
1,975	Sealed Air Corp.	92,588
100	Senomyx, Inc.†(a)	446
500	Sensient Technologies Corp.	30,650

Shares		Value
Materials — (continued)
872	Sherwin-Williams Co. (The)	$194,264
1,100	Sigma-Aldrich Corp.	152,812
375	Silgan Holdings, Inc.	19,515
1,075	Sonoco Products Co.	40,571
1,322	Southern Copper Corp.(a)	35,324
2,800	Steel Dynamics, Inc.(a)	48,104
300	Stepan Co.	12,483
1,600	Stillwater Mining Co.†(a)	16,528
564	SunCoke Energy, Inc.	4,388
400	TimkenSteel Corp.(a)	4,048
671	Tredegar Corp.(a)	8,777
500	UFP Technologies, Inc.†(a)	11,425
50	United States Lime & Minerals, Inc.	2,282
1,050	United States Steel Corp.(a)	10,941
900	Valspar Corp.(a)	64,692
1,244	Vulcan Materials Co.	110,965
1,300	Wausau Paper Corp.(a)	8,320
502	Westlake Chemical Corp.	26,049
2,059	WestRock Co.	105,915
1,000	Worthington Industries, Inc.	26,480
587	WR Grace & Co.†	54,620
		6,281,712
Telecommunication Services — 2.4%
1,000	8x8, Inc.†	8,270
600	Alaska Communications Systems Group, Inc.†(a)	1,314
65,550	AT&T, Inc.	2,135,619
5,010	CenturyLink, Inc.(a)	125,851
500	Cogent Communications Holdings, Inc.(a)	13,580
1	Consolidated Communications Holdings, Inc.(a)	19
12,211	Frontier Communications Corp.(a)	58,002
600	General Communication, Inc., Class A†(a)	10,356
16	IDT Corp., Class B(a)	229
500	Inteliquent, Inc.	11,165
2,511	Level 3 Communications, Inc.†	109,706
1,411	SBA Communications Corp., Class A†	147,788
400	Spok Holdings, Inc.(a)	6,584
5,422	Sprint Corp.†(a)	20,821
8	Straight Path Communications, Inc.†(a)	323
1,050	Telephone & Data Systems, Inc.	26,208
7,900	T-Mobile US, Inc.†	314,499
300	United States Cellular Corp.†	10,629
44,888	Verizon Communications, Inc.	1,953,077
731	Windstream Holdings, Inc.(a)	4,488
		4,958,528
Utilities — 3.2%
6,335	AES Corp. (The)	62,020
1,119	AGL Resources, Inc.	68,304
425	ALLETE, Inc.	21,458
1,100	Alliant Energy Corp.	64,339
2,500	Ameren Corp.(a)	105,675
5,205	American Electric Power Co., Inc.	295,956
400	American States Water Co.(a)	16,560
1,900	American Water Works Co., Inc.	104,652
1,351	Aqua America, Inc.	35,761
1,100	Atmos Energy Corp.(a)	63,998
1,000	Avista Corp.(a)	33,250
600	Black Hills Corp.(a)	24,804
525	California Water Service Group	11,613
4,000	Calpine Corp.†	58,400
3,600	CenterPoint Energy, Inc.	64,944
300	Chesapeake Utilities Corp.(a)	15,924
700	Cleco Corp.	37,268
2,850	CMS Energy Corp.(a)	100,662
3,150	Consolidated Edison, Inc.(a)	210,577

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Utilities — (continued)
6,290	Dominion Resources, Inc.(a)	$442,690
1,675	DTE Energy Co.	134,620
7,635	Duke Energy Corp.	549,262
11	Dynegy, Inc., Class A†(a)	227
3,450	Edison International	217,591
400	El Paso Electric Co.	14,728
475	Empire District Electric Co.	10,464
1,650	Entergy Corp.	107,415
3,167	Eversource Energy(a)	160,314
8,341	Exelon Corp.	247,728
3,680	FirstEnergy Corp.	115,221
16	Genie Energy, Ltd., Class B(a)	132
905	Great Plains Energy, Inc.(a)	24,453
1,100	Hawaiian Electric Industries, Inc.(a)	31,559
500	IDACORP, Inc.(a)	32,355
1,800	ITC Holdings Corp.(a)	60,012
650	Laclede Group, Inc.(a)	35,444
1,125	MDU Resources Group, Inc.(a)	19,350
450	MGE Energy, Inc.(a)	18,535
950	National Fuel Gas Co.(a)	47,481
800	New Jersey Resources Corp.	24,024
4,707	NextEra Energy, Inc.	459,168
3,315	NiSource, Inc.	61,493
300	Northwest Natural Gas Co.(a)	13,752
400	NorthWestern Corp.(a)	21,532
2,977	NRG Energy, Inc.(a)	44,208
300	NRG Yield, Inc., Class A(a)	3,345
300	NRG Yield, Inc., Class C(a)	3,483
1,800	OGE Energy Corp.(a)	49,248
587	ONE Gas, Inc.(a)	26,609
1,000	Ormat Technologies, Inc.(a)	34,030
350	Otter Tail Corp.(a)	9,121
1,850	Pepco Holdings, Inc.	44,807
4,600	PG&E Corp.	242,880
1,000	Piedmont Natural Gas Co., Inc.(a)	40,070
1,000	Pinnacle West Capital Corp.	64,140
700	PNM Resources, Inc.	19,635
1,100	Portland General Electric Co.	40,667
7,525	PPL Corp.	247,497
5,325	Public Service Enterprise Group, Inc.	224,502
1,300	Questar Corp.(a)	25,233
1,379	SCANA Corp.(a)	77,583
2,640	Sempra Energy	255,341
650	South Jersey Industries, Inc.	16,412
9,700	Southern Co. (The)	433,590
475	Southwest Gas Corp.	27,702
939	Talen Energy Corp.†(a)	9,484
1,700	TECO Energy, Inc.	44,642
1,950	UGI Corp.	67,899
550	UIL Holdings Corp.	27,649
433	Vectren Corp.	18,190
2,989	WEC Energy Group, Inc.	156,086
1,175	Westar Energy, Inc., Class A	45,167
650	WGL Holdings, Inc.	37,486
5,150	Xcel Energy, Inc.(a)	182,362
		6,764,783
Total Common Stock
(Cost $97,704,210)		209,479,045

SHORT-TERM INVESTMENTS (f) — 14.6%
936,893	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.001%	936,893

Shares		Value
SHORT-TERM INVESTMENTS — (continued)
29,735,905	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.001%(g)	$29,735,905

Total Short-Term Investments
(Cost $30,672,798)		30,672,798

Number of Rights
RIGHTS ‡‡— 0.0%
116	Furiex Pharmaceuticals† (b)	1,134
1,500	Leap Wireless† (b)	3,780
2,075	Safeway - PDC†	101
2,075	Safeway CVR - Casa Ley†	2,106
Total Rights (Cost $–)		7,121

Number of Warrants
WARRANTS — 0.0%
55	Biotime, Expires 10/01/18†	46
183	Dynegy, Inc., Expires 10/04/17†	210
79	Eagle Bulk Shipping, Inc. † ‡‡	41
Total Warrants (Cost $5,185)		297
Total Investments — 114.1%
(Cost $128,382,193)‡		240,159,261
Other Assets & Liabilities, Net — (14.1)%		(29,620,170)
NET ASSETS — 100.0%		$210,539,091

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at September 30, 2015. The total market value of securities on loan at September 30, 2015 was $31,889,875.
(b)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of September 30, 2015 was $4,914.
(c)	Security considered Master Limited Partnership. At September 30, 2015, these securities amounted to $9,120 or 0.0% of net assets.
(d)	Real Estate Investment Trust.
(e)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(f)	Rate shown is the 7-day effective yield as of September 30, 2015.
(g)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2015 was $29,735,905.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $2,422,649.

‡‡	Expiration date is unavailable.
‡	At September 30, 2015, the tax basis cost of the Fund's investments was $128,382,193, and the unrealized appreciation and depreciation were $116,441,947 and $(4,664,879), respectively.

BDC— Business Development Company
CVR— Contingent Value Rights
LLC— Limited Liability Company
Ltd. — Limited
NY— New York
PDC— Property Development Center
PLC— Public Limited Company

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2015
Schedule of Investments	(Unaudited)

The following is a list of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$209,479,045	$—	$—	$209,479,045
Short-Term Investments	30,672,798	—	—	30,672,798
Rights	—	—	7,121	7,121
Warrants	297	—	—	297
Total Investments in Securities	$240,152,140	$—	$7,121	$240,159,261

‡	A reconciliation of Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0, or have been rounded to $0

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 96.9%
Australia — 2.6%
22,695	Alumina, Ltd.(a)	$18,056
3,908	Amcor, Ltd.	36,344
37,821	APA Group	228,267
966	ASX, Ltd.	25,790
22,495	Aurizon Holdings, Ltd.	79,472
29,286	Boral, Ltd.	108,920
5,489	CIMIC Group, Ltd.	91,189
3,649	Cochlear, Ltd.	214,714
6,043	Commonwealth Bank of Australia	310,179
21,015	Computershare, Ltd.	156,930
30,285	CSL, Ltd.	1,905,939
6,903	Fortescue Metals Group, Ltd.(a)	8,911
125,901	GPT Group(b)	400,136
22,752	Harvey Norman Holdings, Ltd.	62,321
9,530	Iluka Resources, Ltd.	41,868
10,693	Lend Lease Group	94,667
447	Macquarie Group, Ltd.	24,225
11,889	Seek, Ltd.	100,757
26,806	Stockland(b)	72,827
19,558	Sydney Airport	82,198
55,261	Tatts Group, Ltd.	146,618
33,977	Transurban Group	238,003
6,298	Westfield Corp.(b)	44,317
		4,492,648
Austria — 0.1%
1,366	OMV AG	33,238
3,791	Raiffeisen Bank International AG	49,822
		83,060
Belgium — 0.6%
4,775	Ageas	196,237
878	Colruyt SA	42,317
5,419	Delhaize Group	480,346
2,388	KBC Groep NV	151,023
1,820	Telenet Group Holding NV†	104,551
		974,474
Bermuda — 1.3%
54,020	Lazard, Ltd., Class A	2,339,066
1,409	Seadrill, Ltd.(a)	8,229
		2,347,295
Brazil — 1.3%
120,500	Ambev SA	592,090
500	BRF SA	8,910
2,780	Cielo SA	25,847
5,700	Embraer SA	36,447
43,200	Embraer SA ADR	1,105,056
36,100	JBS SA	152,887
5,500	Lojas Renner SA	25,721
600	Porto Seguro SA	4,541
14,500	Raia Drogasil SA	143,043
6,700	Transmissora Alianca de Energia Eletrica SA	32,262
40,000	WEG SA	156,085
		2,282,889
Canada — 4.3%
800	Agrium, Inc.	71,697
1,900	Alimentation Couche-Tard, Inc., Class B	87,376
6,100	Bank of Montreal	332,677
6,100	BlackBerry, Ltd.†	37,436
7,500	Bombardier, Inc., Class B(a)	9,386
9,500	CAE, Inc.	100,659

Shares		Value
Canada — (continued)
2,300	Cameco Corp.	$28,041
2,900	Canadian Imperial Bank of Commerce	208,357
7,400	Canadian Oil Sands, Ltd.(a)	34,990
14,985	Canadian Pacific Railway, Ltd.(a)	2,151,396
700	Canadian Pacific Railway, Ltd.*	100,471
6,200	CGI Group, Inc., Class A†(a)	224,631
1,700	CI Financial Corp.	38,599
4,600	Constellation Software, Inc.	1,928,070
6,300	Dollarama, Inc.	425,492
2,900	Enerplus Corp.	14,125
200	Fairfax Financial Holdings, Ltd.	91,081
4,500	First Quantum Minerals, Ltd.	16,489
1,600	Husky Energy, Inc.	24,950
900	Industrial Alliance Insurance & Financial Services, Inc.	26,855
1,700	Intact Financial Corp., Class Common Subscription Receipt	119,389
5,500	Kinross Gold Corp.†	9,562
600	MEG Energy Corp.†	3,705
900	Methanex Corp.	29,822
5,700	Metro, Inc., Class A	155,303
6,300	Onex Corp.	363,649
900	Paramount Resources, Ltd., Class A†(a)	6,636
5,700	Royal Bank of Canada	315,177
10,600	Silver Wheaton Corp.	127,406
14,400	Suncor Energy, Inc.	385,115
400	Valeant Pharmaceuticals International, Inc.†	71,398
1,600	Yamana Gold, Inc.	2,698
		7,542,638
China — 2.0%
284,000	Agricultural Bank of China, Ltd., Class H	107,862
86,000	ANTA Sports Products, Ltd.	223,240
124,000	Beijing Capital International Airport Co., Ltd., Class H	115,905
810,000	China Construction Bank Corp., Class H	540,540
33,000	China Everbright Bank Co., Ltd., Class H	14,419
34,000	China Merchants Bank Co., Ltd., Class H	82,868
10,000	China Petroleum & Chemical Corp., Class H	6,125
12,000	Jiangsu Expressway Co., Ltd., Class H	15,371
30,000	PICC Property & Casualty Co., Ltd., Class H	58,761
150,000	Sihuan Pharmaceutical Holdings Group, Ltd. (e)	77,806
126,300	Tencent Holdings, Ltd.	2,128,987
124,000	Zhejiang Expressway Co., Ltd., Class H	135,449
		3,507,333
Denmark — 6.6%
53,283	Chr Hansen Holding A	2,980,255
30,560	Coloplast A, Class B	2,166,673
5,271	Danske Bank A/S	159,291
1,419	DSV A/S	53,024
55,300	Novo Nordisk ADR	2,999,472
47,618	Novozymes A, Class B	2,078,151
1,221	Pandora A	142,636
73,711	TDC A	380,152
7,666	Vestas Wind Systems A/S	398,548
1,734	William Demant Holding A†(a)	144,057
		11,502,259
Finland — 0.4%
416	Neste Oyj(a)	9,574
2,029	Sampo Oyj, Class A	98,198

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Finland — (continued)
15,353	Stora Enso OYJ, Class R	$116,170
26,869	UPM-Kymmene OYJ	403,325
		627,267
France — 6.1%
23,169	Accor SA	1,086,336
5,866	Airbus Group SE	347,387
14,146	Atos SE	1,087,358
50,518	AXA SA	1,226,531
1,755	BNP Paribas	103,325
4,325	Bureau Veritas SA	91,302
4,062	Casino Guichard Perrachon SA	216,323
268	Christian Dior SE	50,211
637	Cie Generale des Etablissements Michelin, Class B	58,282
9,528	CNP Assurances	132,391
5,173	Eutelsat Communications SA	158,662
593	Gecina SA(b)	72,318
452	Groupe Eurotunnel SE	6,158
12	Hermes International	4,368
1,280	Lagardere SCA	35,468
11,399	LVMH Moet Hennessy Louis Vuitton SE	1,940,611
33,619	Natixis SA	186,142
778	Renault SA	56,135
4,438	Safran SA	333,702
24,986	Societe Generale	1,116,655
1,250	Sodexo	103,718
1,095	Technip SA	51,820
4,135	Unibail-Rodamco SE(b)	1,071,731
121	Valeo SA	16,429
1,813	Veolia Environnement SA	41,348
621	Vinci SA	39,489
43,494	Vivendi SA	1,030,453
		10,664,653
Germany — 3.8%
21,258	Adidas AG	1,713,985
4,018	Allianz SE	631,203
2,167	Axel Springer SE	121,182
950	BASF SE	72,660
502	Bayer AG	64,406
2,855	Brenntag AG	154,039
1,149	Continental AG	245,411
3,468	Daimler AG	252,482
3,444	Deutsche Bank AG	92,944
7,250	Deutsche Lufthansa AG	100,926
38,490	Deutsche Post AG	1,066,295
1,315	Hannover Rueck SE	134,697
104,461	Infineon Technologies AG	1,173,671
459	Kabel Deutschland Holding AG	59,858
1,243	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	232,150
3,000	ProSiebenSat.1 Media SE	147,257
2,920	RWE AG	33,182
1,271	SAP SE	82,341
639	Siemens AG	57,087
11,645	ThyssenKrupp AG(a)	204,627
1,599	United Internet AG	81,067
		6,721,470
Hong Kong — 0.9%
70,000	China Everbright International, Ltd.	98,337
50,000	China Everbright, Ltd.	114,835
11,000	China Mobile, Ltd.	131,667
25,000	CITIC, Ltd.	45,643
138,000	CSPC Pharmaceutical Group, Ltd.	121,505
48,000	First Pacific Co., Ltd.	29,326

Shares		Value
Hong Kong — (continued)
218,000	Guangdong Investment, Ltd.	$325,414
10,000	Hang Lung Properties, Ltd.	22,494
20,600	Hang Seng Bank, Ltd.	371,592
31,000	Hysan Development Co., Ltd.	129,080
19,000	Kerry Properties, Ltd.	52,166
74,000	People's Insurance Co. Group of China, Ltd., Class H	36,316
32,000	Sino Land Co., Ltd.	48,724
		1,527,099
Ireland — 2.5%
132,870	Experian PLC	2,132,990
31,385	ICON PLC†	2,227,393
		4,360,383
Israel — 0.9%
78,405	Bezeq The Israeli Telecommunication Corp., Ltd.	150,052
14,200	Check Point Software Technologies, Ltd.†	1,126,486
346	Delek Group, Ltd.	75,634
198	Israel Corp., Ltd.	47,480
10,163	Mizrahi Tefahot Bank, Ltd.	120,173
		1,519,825
Italy — 1.2%
10,875	Assicurazioni Generali SpA	198,972
7,298	Atlantia SpA	204,146
6,843	Enel SPA	30,533
2,358	Eni SpA	37,092
6,638	EXOR SpA(a)	289,384
4,918	Finmeccanica SPA†	61,588
10,461	Pirelli & C. SpA	175,056
6,864	Saipem SpA(a)	55,039
71,031	Snam SpA	364,809
182,337	Telecom Italia RSP	187,007
289,558	Telecom Italia SpA	356,832
40,805	Terna Rete Elettrica Nazionale SpA(a)	198,323
		2,158,781
Japan — 15.7%
2,000	ABC-Mart, Inc.	111,810
400	Aeon Co., Ltd.	6,206
1,000	Aozora Bank, Ltd.	3,468
3,700	Bridgestone Corp.	128,043
2,600	Calbee, Inc.	84,136
5,300	Canon, Inc.	153,316
1,000	Dai Nippon Printing Co., Ltd.	9,663
3,900	Dai-ichi Life Insurance Co., Ltd.	62,087
600	Daikin Industries, Ltd.	33,652
700	Daito Trust Construction Co., Ltd.	71,123
23,600	Denso Corp.	999,669
600	Eisai Co., Ltd.	35,401
2,200	Electric Power Development Co., Ltd.	67,143
9,000	Fuji Electric Co., Ltd.	32,640
10,100	Fuji Heavy Industries, Ltd.	363,443
13,000	Fujitsu, Ltd.	56,547
7,000	Gunma Bank, Ltd.	44,803
1,030	Hirose Electric Co., Ltd.	112,130
2,400	Hitachi Metals, Ltd.	27,871
90,000	Hokuhoku Financial Group, Inc.	206,071
4,300	Hulic Co., Ltd.	38,899
6,800	Idemitsu Kosan Co., Ltd.	104,165
12,000	IHI Corp.	30,836
1,200	Japan Exchange Group, Inc.	17,542
85,500	JX Holdings, Inc.	308,734
4,000	Kamigumi Co., Ltd.	32,776
20,300	Kansai Electric Power Co., Inc. (The)	225,680

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Japan — (continued)
33,000	Keikyu Corp.	$262,674
1,000	Keio Corp.	7,110
5,000	Keisei Electric Railway Co., Ltd.	54,850
3,800	Keyence Corp.	1,696,997
92,000	Kobe Steel, Ltd.	99,753
2,500	Koito Manufacturing Co., Ltd.	81,691
2,300	Konami Holdings Corp.	49,708
4,700	Kurita Water Industries, Ltd.	99,787
20,600	Kyushu Electric Power Co., Inc.	224,755
52,940	LIXIL Group Corp.	1,077,445
80,200	Marubeni Corp.	392,930
4,700	McDonald's Holdings Co. Japan, Ltd.(a)	105,494
400	MEIJI Holdings Co., Ltd.	29,332
3,900	Miraca Holdings, Inc.	165,392
49,000	Mitsubishi Estate Co., Ltd.	1,000,949
2,000	Mitsubishi Materials Corp.	6,077
5,900	Mitsubishi Tanabe Pharma Corp.	104,121
57,800	Mitsubishi UFJ Financial Group, Inc.	349,242
4,000	Mitsui OSK Lines, Ltd.	9,608
57,900	Mizuho Financial Group, Inc.	108,308
4,000	Nabtesco Corp.	73,080
8,000	NH Foods, Ltd.	163,255
11,200	NHK Spring Co., Ltd.	108,600
25	Nippon Prologi, Inc. (b)	45,362
29,700	Nippon Telegraph & Telephone Corp. ADR	1,048,707
16,000	Nippon Yusen KK	37,079
2,300	Nissin Foods Holdings Co., Ltd.	105,807
2,970	Nomura Research Institute, Ltd.	114,010
5,000	Obayashi Corp.	42,661
17,000	Oji Holdings Corp.	72,967
17,700	Olympus Corp.	552,210
31,200	Otsuka Holdings Co., Ltd.	996,265
105,900	Resona Holdings, Inc.	539,587
16,800	Secom Co., Ltd.	1,010,361
13,200	Sega Sammy Holdings, Inc.	128,815
85,800	Seiko Epson Corp.	1,213,732
29,600	Seven & I Holdings Co., Ltd.	1,350,741
7,000	Sharp Corp.(a)	8,028
12,700	Showa Shell Sekiyu	100,111
20,400	Sony Corp.	500,048
45,000	Sumitomo Corp.	435,169
1,000	Sumitomo Mitsui Financial Group, Inc.	37,920
208,300	Sumitomo Mitsui Financial Group, Inc. ADR	1,589,329
1,000	Sumitomo Mitsui Trust Holdings, Inc.	3,665
2,500	Sumitomo Rubber Industries, Ltd.	34,703
25,000	Suntory Beverage & Food, Ltd.	960,477
3,200	Suzuken Co., Ltd.	106,711
47,100	Sysmex Corp.	2,487,434
12,400	T&D Holdings, Inc.	146,467
17,000	Taiheiyo Cement Corp.	50,938
24,000	Taisei Corp.	156,458
9,100	Takeda Pharmaceutical Co., Ltd.	399,237
3,400	Toho Co., Ltd.	77,498
27,500	Tohoku Electric Power Co., Inc.	372,667
20,000	TonenGeneral Sekiyu	193,819
122,000	Toray Industries, Inc.	1,054,720
11,000	Toshiba Corp.	27,712
9,300	Toyota Motor Corp.	544,496
64,600	Unicharm Corp.	1,144,188
5,000	Yamaguchi Financial Group, Inc.	61,290
8,500	Yokohama Rubber Co., Ltd.	149,916
		27,540,317

Shares		Value
Luxembourg — 0.0%
658	Subsea 7 SA	$4,953

Mexico — 1.4%
86,900	Alfa SAB de CV, Class A	169,020
28,500	Arca Continental SAB de CV	160,498
34,800	Controladora Comercial Mexicana SAB de CV	100,911
13,500	Gruma SAB de CV, Class B	185,671
23,600	Grupo Aeroportuario del Pacifico SAB de CV, Class B	205,219
2,300	Grupo Carso SAB de CV	10,340
7,000	Grupo Financiero Inbursa SAB de CV, Class O	14,464
15,700	Grupo Televisa SAB	81,765
2,800	Kimberly-Clark de Mexico SAB de CV, Class A	6,332
17,500	Promotora y Operadora de Infraestructura SAB de CV†	191,719
522,700	Wal-Mart de Mexico SAB de CV	1,289,675
		2,415,614
Netherlands — 5.5%
175,918	Aegon NV	1,008,744
15,020	Core Laboratories NV(a)	1,498,996
9,744	Delta Lloyd NV	81,876
14,342	Heineken NV	1,161,259
5,132	ING Groep NV, CVA	72,708
20,423	Koninklijke DSM NV	942,560
289,502	Koninklijke KPN NV	1,085,757
41,670	Koninklijke Philips NV	980,369
1,287	NN Group NV	36,947
2,206	Randstad Holding NV	131,855
8,611	Relx NV	140,679
4,719	Royal Dutch Shell PLC, Class A	111,402
4,785	Royal Dutch Shell PLC, Class B	113,142
48,685	Sensata Technologies Holding NV†(a)	2,158,693
222	Wolters Kluwer NV	6,846
		9,531,833
New Zealand — 0.1%
20,357	Fletcher Building, Ltd.	88,757
15,152	Meridian Energy, Ltd.	20,402
		109,159
Norway — 0.2%
12,586	DnB NOR ASA	163,799
13,852	Orkla ASA	102,439
6,255	Telenor ASA(a)	116,885
		383,123
Portugal — 0.0%
993,282	Banco Comercial Portugues SA, Class R†	48,543

Russia — 0.5%
13,800	Alrosa AO	12,253
100,720	Moscow Exchange	123,565
14,330	Severstal PAO†	153,594
12,980	Tatneft†	61,415
53,450	Yandex NV, Class A†(a)	573,519
		924,346
Singapore — 0.9%
137,300	Ascendas Real Estate Investment Trust(b)	226,195
15,300	CapitaLand Commercial Trust, Ltd.(b)	14,445
726,800	Global Logistic Properties, Ltd.	1,044,926
70,800	Singapore Press Holdings, Ltd.(a)	191,098

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Singapore — (continued)
21,100	StarHub, Ltd.	$51,376
		1,528,040
South Africa — 1.5%
10,170	Coronation Fund Managers, Ltd.	47,996
72,214	FirstRand, Ltd.	256,613
12,260	Hyprop Investments, Ltd.(b)	106,787
687	Investec, Ltd.	5,258
9,322	Liberty Holdings, Ltd.	85,170
66,430	Life Healthcare Group Holdings, Ltd.	170,889
1,110	Mr Price Group, Ltd.	15,495
75,471	Netcare, Ltd.	198,164
11,615	Remgro, Ltd.	211,843
26,778	Sanlam, Ltd.	115,801
10,574	Sasol, Ltd.	296,207
79,128	Shoprite Holdings, Ltd.	898,647
11,638	SPAR Group, Ltd.	155,697
3,795	Steinhoff International Holdings, Ltd.	23,303
8,899	Vodacom Group, Ltd.	88,520
		2,676,390
South Korea — 1.3%
475	Coway Co., Ltd.	33,611
11,436	Daewoo Securities Co., Ltd.	115,865
2,398	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	12,970
121	Dongbu Insurance Co., Ltd.	6,275
102	Doosan Corp.	9,564
1,794	GS Holdings	69,213
6,280	Hana Financial Group, Inc.	140,311
321	Hanssem Co., Ltd.	77,722
3,302	Hanwha Corp.	108,759
12	Hyundai Development Co.-Engineering & Construction	554
2,085	Hyundai Steel Co.	90,882
3,616	Industrial Bank of Korea	41,646
5,205	Kangwon Land, Inc.	186,034
7,242	Korea Electric Power Corp.	298,580
1,505	Korea Investment Holdings Co., Ltd.	77,840
1,089	KT Corp.	28,299
1,725	KT&G Corp.	162,435
109	Lotte Chemical Corp.	24,978
106	Mirae Asset Securities Co., Ltd.	2,509
2,858	NH Investment & Securities Co., Ltd.	24,162
625	Samsung Card Co., Ltd.	19,139
464	Samsung Electronics Co., Ltd.	445,187
1,813	Samsung Securities Co., Ltd.	69,977
3,068	SK Hynix, Inc.	87,501
210	SK Innovation Co., Ltd.	17,491
716	S-Oil Corp.	38,100
		2,189,604
Spain — 1.8%
4,339	Abertis Infraestructuras SA	68,653
6,225	ACS Actividades de Construccion y Servicios SA	179,107
2,713	Amadeus IT Holding SA, Class A	116,240
2,706	Banco Bilbao Vizcaya Argentaria SA	22,881
18,627	Banco Santander SA	99,048
15,073	CaixaBank SA	58,171
37,624	Ferrovial SA	899,977
890	Grifols SA	36,798
51,947	Industria de Diseno Textil SA	1,741,869
		3,222,744
Sweden — 1.9%
10,749	Electrolux AB, Class B	303,733
27,643	Husqvarna AB, Class B	181,292

Shares		Value
Sweden — (continued)
3,407	ICA Gruppen AB(a)	$115,341
2,844	Nordea Bank AB	31,729
342	Sandvik AB	2,913
31,512	Skandinaviska Enskilda Banken AB, Class A	337,028
73,769	Svenska Cellulosa AB SCA, Class B	2,064,214
4,272	Svenska Handelsbanken AB, Class A	61,281
10,319	Swedbank AB, Class A	228,260
242	Swedish Match AB	7,315
2,787	Telefonaktiebolaget LM Ericsson, Class B	27,340
		3,360,446
Switzerland — 8.7%
2,109	Actelion, Ltd.	268,045
5,614	Aryzta AG†	237,940
6	Chocoladefabriken Lindt & Spruengli AG	35,179
16,641	Credit Suisse Group AG	399,997
48	Givaudan SA	78,104
21,577	Julius Baer Group, Ltd.	979,855
3,737	Lonza Group AG	490,354
46,573	Nestle SA	3,502,555
11,474	Novartis AG	1,054,597
11,540	Novartis AG ADR	1,060,757
8,445	Roche Holding AG	2,241,907
1,007	SGS SA	1,759,626
11	Sika AG	33,930
498	Sonova Holding AG	64,127
5,680	STMicroelectronics NV	38,805
2,615	Swatch Group AG (The)(a)	969,826
102	Swiss Life Holding AG	22,753
4,686	Swiss Prime Site AG	342,378
2,481	Swiss Re, Ltd.	212,863
725	Swisscom AG(a)	361,824
3,141	Syngenta AG	1,006,410
548	Zurich Insurance Group AG	134,537
		15,296,369
Taiwan — 3.6%
6,000	Asustek Computer, Inc.	51,588
9,000	Catcher Technology Co., Ltd.	96,216
13,000	Cathay Financial Holding Co., Ltd.	17,806
38,190	Chicony Electronics Co., Ltd.	88,287
43,000	China Motor Corp.	30,232
219,000	Chunghwa Telecom Co., Ltd.	658,104
4,000	CTCI Corp.	4,794
70,000	E.Sun Financial Holding Co., Ltd.	41,260
13,000	Eclat Textile Co., Ltd.	206,422
43,860	Far Eastern New Century Corp.	39,161
64,000	Far EasTone Telecommunications Co., Ltd.	138,028
12,000	Formosa Petrochemical Corp.	28,636
8,000	Formosa Plastics Corp.	16,920
15,150	Foxconn Technology Co., Ltd.	43,546
18,900	Hon Hai Precision Industry Co., Ltd.	49,375
86,000	Inotera Memories, Inc.†	54,064
73,000	Pegatron Corp.	178,652
1,000	Phison Electronics Corp.	6,318
37,000	Ruentex Industries, Ltd.	65,752
605,763	Shin Kong Financial Holding Co., Ltd.	144,072
170,702	SinoPac Financial Holdings Co., Ltd.	54,110
19,800	Standard Foods Corp.	42,920
555,000	Taishin Financial Holding Co., Ltd.	197,245
335,849	Taiwan Business Bank†	83,471
70,350	Taiwan Cooperative Financial Holding Co., Ltd.	29,118
56,000	Taiwan Fertilizer Co., Ltd.	69,954

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Taiwan — (continued)
170,765	Taiwan Semiconductor Manufacturing Co., Ltd. ADR(a)	$3,543,374
15,000	Transcend Information, Inc.	37,925
130,000	Uni-President Enterprises Corp.	225,752
19,000	Wan Hai Lines, Ltd.	12,029
110,000	WPG Holdings, Ltd.	106,268
		6,361,399
United Kingdom — 14.2%
7,129	Aberdeen Asset Management PLC	32,023
14,822	Admiral Group PLC	337,107
2,846	Amec Foster Wheeler PLC	30,915
8,071	ARM Holdings PLC	115,958
47,605	ARM Holdings PLC ADR(a)	2,058,916
4,785	Ashtead Group PLC	67,667
33,162	AstraZeneca PLC	2,103,080
6,619	Aviva PLC	45,271
30,620	BAE Systems PLC	207,560
287,159	Barclays PLC	1,062,712
2,501	Barratt Developments PLC	24,430
72,239	BG Group PLC	1,042,108
36,530	BP PLC	185,330
5,586	British American Tobacco PLC	308,211
81,525	BT Group PLC, Class A	518,868
1,213	Burberry Group PLC	25,144
2,248	Capita Group PLC (The)	40,828
55,848	Centrica PLC	194,017
122,680	Compass Group PLC	1,959,548
12,786	Diageo PLC	343,519
8,528	easyJet PLC	230,205
83,501	G4S PLC	291,906
9,320	GlaxoSmithKline PLC	178,887
22,064	Glencore PLC	30,626
40,951	HSBC Holdings PLC	308,922
27,600	HSBC Holdings PLC ADR	1,045,488
23,324	ICAP PLC	161,543
11,384	ITV PLC	42,422
76,650	Legal & General Group PLC	276,382
352,806	Lloyds Banking Group PLC	401,654
82,148	National Grid PLC	1,144,083
1,373	Next PLC	158,227
62,621	Pearson PLC	1,070,373
4,654	Persimmon PLC	141,650
6,625	Prudential PLC	139,764
30,741	Reckitt Benckiser Group PLC	2,787,763
5,400	RELX PLC	92,617
6,440	Rexam PLC	51,131
120,663	Sky PLC	1,909,008
9,680	Smith & Nephew PLC	169,121
31,500	Smith & Nephew PLC ADR	1,102,500
5,798	Sports Direct International PLC†	66,518
904	Standard Life PLC	5,309
55,787	Tesco PLC	154,953
3,119	Travis Perkins PLC	93,049
20,533	Tullow Oil PLC	52,778
3,279	Vodafone Group PLC	10,342
2,201	Weir Group PLC	39,049
187,443	William Hill PLC	996,938
51,576	WPP PLC	1,073,759
		24,930,179
United States — 5.0%
26,030	ACE, Ltd.(a)	2,691,502
115,700	Banco Bilbao Vizcaya Argentaria SA ADR	968,409
22,780	HDFC Bank, Ltd. ADR	1,391,630
37,900	Markit, Ltd.†	1,099,100
111,400	Telefonaktiebolaget LM Ericsson ADR	1,089,492

Shares		Value
United States — (continued)
47,500	Vodafone Group PLC ADR	$1,507,650
		8,747,783
Total Common Stock
(Cost $177,406,129)		169,582,916

SHORT-TERM INVESTMENTS (C) — 18.3%
3,844,994	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.001%	3,844,993
28,177,197	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.001%(d)	28,177,197

Total Short-Term Investments
(Cost $32,022,190)		32,022,190

EXCHANGE TRADED FUNDS — 0.7%
33,018	iShares MSCI India ETF	943,324
5,173	Vanguard FTSE All-World ex-US ETF	220,525
Total Exchange Traded Fund
(Cost $1,238,009)		1,163,849

PREFERRED STOCK — 0.2%
Brazil — 0.0%
3,800	AES Tiete SA	13,582
1,320	Banco Bradesco SA, Class Preference	7,095
5,800	Cia Energetica de Sao Paulo, Class Preference	22,223
7,480	Itau Unibanco Holding SA	49,678
4,300	Suzano Papel e Celulose SA, Class A	20,803
		113,381
Germany — 0.0%
752	Porsche Automobil Holding SE	31,995

Russia — 0.1%
39	AK Transneft OAO†	88,634
61,200	Surgutneftegas†	37,049
		125,683
South Korea — 0.1%
196	Samsung Electronics Co., Ltd., Class Preference	152,148

Total Preferred Stock
(Cost $606,904)		423,207

Number of Rights
RIGHTS — 0.0%
South Korea — 0.0%
92	Mirae Asset Securities Co., Ltd.†,‡‡	396

Total Rights (Cost $–)		396
Total Investments — 116.1%
(Cost $211,273,232)‡		203,192,558
Other Assets & Liabilities, Net — (16.1)%		(28,109,505)
NET ASSETS — 100.0%		$175,083,053

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2015
Schedule of Investments	(Unaudited)

†	Non-income producing security.
*	Security traded on the Toronto Stock Exchange.
(a)	This security or a partial position of this security is on loan at September 30, 2015. The total market value of securities on loan at September 30, 2015 was $20,093,758.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2015.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2015 was $28,177,197.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $2,355,926. The Fund had additional collateral at period end in excess of the market value of securities on loan.

(e)	Security fair valued using methods determined in good faith by the Pricing Committee. The total market value of such security as of September 30, 2015 was $77,806.
‡‡	Expiration date is unavailable.
‡	At September 30, 2015, the tax basis cost of the Fund's investments was $211,273,232, and the unrealized appreciation and depreciation were $6,131,566 and $(14,212,240), respectively.

ADR — American Depositary Receipt
ETF — Exchange Traded Fund
FTSE — Financial Times Stock Exchange
Ltd. — Limited
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company

The following is a list of the inputs used as of September 30, 2015 valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2*	Level 3^	Total
Common Stock
Australia	$—	$4,492,648	$—	$4,492,648
Austria	—	83,060	—	83,060
Belgium	—	974,474	—	974,474
Bermuda	2,339,066	8,229	—	2,347,295
Brazil	2,282,889	—	—	2,282,889
Canada	7,542,638	—	—	7,542,638
China	—	3,429,527	77,806	3,507,333
Denmark	2,999,472	8,502,787	—	11,502,259
Finland	—	627,267	—	627,267
France	—	10,664,653	—	10,664,653
Germany	—	6,721,470	—	6,721,470
Hong Kong	—	1,527,099	—	1,527,099
Ireland	2,227,393	2,132,990	—	4,360,383
Israel	1,126,486	393,339	—	1,519,825
Italy	—	2,158,781	—	2,158,781
Japan	2,638,036	24,902,281	—	27,540,317
Luxembourg	—	4,953	—	4,953
Mexico	2,415,614	—	—	2,415,614
Netherlands	3,657,689	5,874,144	—	9,531,833
New Zealand	—	109,159	—	109,159
Norway	—	383,123	—	383,123
Portugal	—	48,543	—	48,543
Russia	924,346	—	—	924,346
Singapore	—	1,528,040	—	1,528,040
South Africa	—	2,676,390	—	2,676,390
South Korea	—	2,189,604	—	2,189,604
Spain	—	3,222,744	—	3,222,744
Sweden	—	3,360,446	—	3,360,446
Switzerland	1,060,757	14,235,612	—	15,296,369
Taiwan	3,543,374	2,818,025	—	6,361,399
United Kingdom	4,206,904	20,723,275	—	24,930,179
United States	8,747,783	—	—	8,747,783
Total Common Stock	45,712,447	123,792,663	77,806	169,582,916

Short-Term Investments	32,022,190	—	—	32,022,190
Exchange Traded Funds	1,163,849	—	—	1,163,849
Preferred Stock	113,381	309,826	—	423,207
Rights	396	—	—	396
Total Investments in Securities	$79,012,263	$124,102,489	$77,806	$203,192,558

^	A reconciliation of Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	For the period ended September 30, 2015, the transfers out of Level 1 and into Level 2 were $1,118,705 and the transfers out of Level 2 into Level 1 were $0. The transfers in and out of Level 2 were due to securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a third-party vendor.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date: November 23, 2015

By (Signature and Title)	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: November 23, 2015